UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08457

Exact name of registrant as specified in charter: Delaware Group Foundation Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: September 30

Date of reporting period: March 31, 2010

Item 1. Reports to Stockholders

Semiannual Report

Delaware Foundation® Funds	March 31, 2010

Delaware Foundation
Equity Fund

          Delaware Foundation
          Growth Allocation Fund
          (formerly, Delaware Aggressive
          Allocation Portfolio)

          Delaware Foundation
          Moderate Allocation Fund
          (formerly, Delaware Moderate
          Allocation Portfolio)

          Delaware Foundation
          Conservative Allocation Fund
          (formerly, Delaware Conservative
          Allocation Portfolio)

This semiannual report is for the information of Delaware Foundation Funds shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Foundation Funds.

The figures in the semiannual report for Delaware Foundation Funds represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Foundation Funds prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Multi-asset mutual funds

Table of contents

> Disclosure of Fund expenses	1

> Sector allocation and top 10 holdings	3

> Security type and top 10 equity holdings	4

> Statements of net assets	10

> Statements of assets and liabilities	80

> Statements of operations	81

> Statements of changes in net assets	82

> Financial highlights	86

> Notes to financial statements	105

> Other Fund information	120

> About the organization	125

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Funds’ prospectus and any supplements thereto for more complete information.

Investments in Delaware Foundation® Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Views expressed herein are current as of March 31, 2010 and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses

For the period October 1, 2009 to March 31, 2010

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Foundation® Equity Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/09 to
	10/1/09	3/31/10	Ratio	3/31/10*
Actual Fund Return
Class A	$1,000.00	$1,090.50	1.16%	$6.05
Class C	1,000.00	1,086.10	1.91%	9.93
Class R	1,000.00	1,088.70	1.41%	7.34
Institutional Class	1,000.00	1,091.60	0.91%	4.75
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.15	1.16%	$5.84
Class C	1,000.00	1,015.41	1.91%	9.60
Class R	1,000.00	1,017.90	1.41%	7.09
Institutional Class	1,000.00	1,020.39	0.91%	4.58

Delaware Foundation Growth Allocation Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/09 to
	10/1/09	3/31/10	Ratio	3/31/10*
Actual Fund Return
Class A	$1,000.00	$1,088.90	1.11%	$5.78
Class B	1,000.00	1,085.10	1.86%	9.67
Class C	1,000.00	1,085.00	1.86%	9.67
Class R	1,000.00	1,088.20	1.36%	7.08
Institutional Class	1,000.00	1,090.70	0.86%	4.48
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.40	1.11%	$5.59
Class B	1,000.00	1,015.66	1.86%	9.35
Class C	1,000.00	1,015.66	1.86%	9.35
Class R	1,000.00	1,018.15	1.36%	6.84
Institutional Class	1,000.00	1,020.64	0.86%	4.33

(continues)     1

Disclosure of Fund expenses

Delaware Foundation® Moderate Allocation Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/09 to
	10/1/09	3/31/10	Ratio	3/31/10*
Actual Fund Return
Class A	$1,000.00	$1,082.00	1.09%	$5.66
Class B	1,000.00	1,078.50	1.86%	9.64
Class C	1,000.00	1,078.30	1.86%	9.64
Class R	1,000.00	1,081.40	1.36%	7.06
Institutional Class	1,000.00	1,083.80	0.86%	4.47
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.50	1.09%	$5.49
Class B	1,000.00	1,015.66	1.86%	9.35
Class C	1,000.00	1,015.66	1.86%	9.35
Class R	1,000.00	1,018.15	1.36%	6.84
Institutional Class	1,000.00	1,020.64	0.86%	4.33

Delaware Foundation Conservative Allocation Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/09 to
	10/1/09	3/31/10	Ratio	3/31/10*
Actual Fund Return
Class A	$1,000.00	$1,071.50	1.13%	$5.84
Class B	1,000.00	1,068.60	1.53%	7.89
Class C	1,000.00	1,067.90	1.88%	9.69
Class R	1,000.00	1,069.80	1.38%	7.12
Institutional Class	1,000.00	1,072.20	0.88%	4.55
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.30	1.13%	$5.69
Class B	1,000.00	1,017.30	1.53%	7.70
Class C	1,000.00	1,015.56	1.88%	9.45
Class R	1,000.00	1,018.05	1.38%	6.94
Institutional Class	1,000.00	1,020.54	0.88%	4.43

*“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Sector allocation and top 10 holdings

Delaware Foundation® Equity Fund

As of March 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Sector	of Net Assets
Common Stock	83.85%
U.S. Markets	44.54%
Consumer Discretionary	4.95%
Consumer Staples	4.09%
Energy	4.08%
Financials	5.57%
Health Care	6.66%
Industrials	3.67%
Information Technology	11.25%
Materials	1.68%
Telecommunications	1.58%
Utilities	1.01%
Developed Markets	25.73%
Consumer Discretionary	6.20%
Consumer Staples	2.16%
Energy	0.92%
Financials	3.18%
Health Care	2.26%
Industrials	5.27%
Information Technology	1.80%
Materials	1.59%
Telecommunications	1.87%
Utilities	0.48%
Emerging Markets	13.58%
Consumer Discretionary	0.54%
Consumer Staples	1.13%
Energy	3.01%
Financials	1.86%
Industrials	0.57%
Information Technology	1.12%
Materials	2.08%
Telecommunications	2.19%
Utilities	1.08%
Exchange Traded Funds	8.94%
U.S. Treasury Obligations	0.17%
Discount Notes	2.11%
Total Value of Securities	95.07%
Receivables and Other Assets Net of Liabilities	4.93%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Vale ADR	1.12%
Apple	1.10%
CGI Group Class A	1.09%
Asahi Glass	0.98%
Bank of New York Mellon	0.93%
Google Class A	0.89%
QUALCOMM	0.84%
Lowe’s	0.73%
Toyota Motor	0.70%
Autoliv	0.65%

(continues)     3

Security type and top 10 equity holdings

Delaware Foundation® Growth Allocation Fund

As of March 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type	of Net Assets
Common Stock	69.88%
U.S. Markets	38.53%
Consumer Discretionary	4.17%
Consumer Staples	3.31%
Energy	3.65%
Financials	4.72%
Health Care	5.76%
Industrials	3.38%
Information Technology	9.88%
Materials	1.42%
Telecommunications	1.36%
Utilities	0.88%
Developed Markets	20.40%
Consumer Discretionary	4.25%
Consumer Staples	1.64%
Energy	0.73%
Financials	2.62%
Health Care	1.98%
Industrials	4.41%
Information Technology	1.42%
Materials	1.30%
Telecommunications	1.68%
Utilities	0.37%
Emerging Markets	10.95%
Consumer Discretionary	0.46%
Consumer Staples	1.03%
Energy	2.42%
Financials	1.21%
Industrials	0.37%
Information Technology	1.43%
Materials	1.64%
Telecommunications	1.34%
Utilities	1.05%
Convertible Preferred Stock	0.01%
Exchange Traded Funds	9.16%
Agency Collateralized Mortgage-Backed Securities	0.23%
Agency Mortgage-Backed Securities	1.39%
Commercial Mortgage-Backed Securities	0.87%
Convertible Bonds	0.61%
Corporate Bonds	8.51%
Banking	1.46%
Basic Industry	0.60%
Brokerage	0.21%
Capital Goods	0.38%
Consumer Cyclical	0.87%
Consumer Non-Cyclical	0.68%
Energy	1.29%
Financials	0.27%
Insurance	0.11%
Media	0.86%
Real Estate	0.14%
Services Non-Cyclical	0.20%
Technology	0.06%
Telecommunications	0.82%
Transportation	0.04%
Utilities	0.52%
Municipal Bond	0.02%
Non-Agency Asset-Backed Securities	0.40%
Non-Agency Collateralized Mortgage Obligations	0.28%
Regional Authority	0.01%
Senior Secured Loans	1.10%
Sovereign Debt	1.11%
Supranational Banks	0.31%
U.S. Treasury Obligations	1.25%
Preferred Stock	0.19%
Certificate of Deposit	0.39%
Discounted Commercial Paper	0.47%
Discount Notes	3.20%
Total Value of Securities	99.39%
Receivables and Other Assets Net of Liabilities	0.61%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Apple	0.94%
CGI Group Class A	0.86%
Bank of New York Mellon	0.79%
Google Class A	0.75%
Vale ADR	0.73%
QUALCOMM	0.71%
Lowe’s	0.64%
Petroleo Brasileiro SP ADR	0.62%
Intel	0.59%
Procter & Gamble	0.57%

(continues)     5

Security type and top 10 equity holdings

Delaware Foundation® Moderate Allocation Fund

As of March 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type	of Net Assets
Common Stock	51.30%
U.S. Markets	30.02%
Consumer Discretionary	3.22%
Consumer Staples	2.71%
Energy	2.93%
Financials	3.67%
Health Care	4.42%
Industrials	2.63%
Information Technology	7.61%
Materials	1.09%
Telecommunications	1.05%
Utilities	0.69%
Developed Markets	13.36%
Consumer Discretionary	2.76%
Consumer Staples	1.07%
Energy	0.48%
Financials	1.74%
Health Care	1.32%
Industrials	2.84%
Information Technology	0.92%
Materials	0.92%
Telecommunications	1.07%
Utilities	0.24%
Emerging Markets	7.92%
Consumer Discretionary	0.27%
Consumer Staples	0.72%
Energy	1.32%
Financials	1.46%
Health Care	0.14%
Industrials	0.14%
Information Technology	0.62%
Materials	1.28%
Telecommunications	1.30%
Utilities	0.67%
Convertible Preferred Stock	0.02%
Exchange-Traded Funds	9.84%
Agency Asset-Backed Securities	0.03%
Agency Collateralized Mortgage Obligations	0.34%
Agency Mortgage-Backed Securities	2.78%
Commercial Mortgage-Backed Securities	1.55%
Convertible Bonds	1.10%
Corporate Bonds	19.30%
Banking	3.39%
Basic Industry	1.47%
Brokerage	0.57%
Capital Goods	0.99%
Consumer Cyclical	1.99%
Consumer Non-Cyclical	1.50%
Energy	2.47%
Financials	0.82%
Insurance	0.25%
Media	1.69%
Real Estate	0.31%
Services Non-Cyclical	0.53%
Technology	0.13%
Telecommunications	1.85%
Transportation	0.11%
Utilities	1.23%
Municipal Bonds	0.14%
Non-Agency Asset-Backed Securities	1.93%
Non-Agency Collateralized Mortgage Obligations	0.91%
Regional Authority	0.01%
Senior Secured Loans	2.19%
Sovereign Debt	2.39%
Supranational Banks	0.47%
U.S. Treasury Obligations	1.40%
Preferred Stock	0.18%
Certificate of Deposit	0.18%
Discounted Commercial Paper	0.57%
Discount Notes	4.20%
Securities Lending Collateral	0.00%
Total Value of Securities	100.83%
Obligations to Return Securities Lending Collateral	(0.02%)
Liabilities Net of Receivables and Other Assets	(0.81%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Apple	0.73%
Bank of New York Mellon	0.62%
Google Class A	0.58%
CGI Group Class A	0.56%
QUALCOMM	0.55%
ConocoPhillips	0.53%
Lowe’s	0.49%
Vale ADR	0.46%
Intel	0.46%
Procter & Gamble	0.44%

(continues)     7

Security type and top 10 equity holdings

Delaware Foundation® Conservative Allocation Fund

As of March 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type	of Net Assets
Common Stock	34.12%
U.S. Markets	20.02%
Consumer Discretionary	2.15%
Consumer Staples	1.72%
Energy	1.91%
Financials	2.46%
Health Care	3.00%
Industrials	1.74%
Information Technology	5.16%
Materials	0.72%
Telecommunications	0.71%
Utilities	0.45%
Developed Markets	8.89%
Consumer Discretionary	1.84%
Consumer Staples	0.71%
Energy	0.31%
Financials	1.15%
Health Care	0.89%
Industrials	1.85%
Information Technology	0.61%
Materials	0.59%
Telecommunications	0.78%
Utilities	0.16%
Emerging Markets	5.21%
Consumer Discretionary	0.21%
Consumer Staples	0.44%
Energy	1.16%
Financials	0.61%
Industrials	0.16%
Information Technology	0.45%
Materials	0.81%
Telecommunications	0.79%
Utilities	0.58%
Convertible Preferred Stock	0.03%
Exchange-Traded Funds	6.85%
Agency Collateralized Mortgage Obligations	0.43%
Agency Mortgage-Backed Securities	4.97%
Commercial Mortgage-Backed Securities	2.21%
Convertible Bonds	1.59%
Corporate Bonds	26.96%
Banking	4.77%
Basic Industry	1.83%
Brokerage	0.81%
Capital Goods	1.21%
Consumer Cyclical	2.65%
Consumer Non-Cyclical	2.12%
Energy	3.91%
Financials	0.66%
Insurance	0.34%
Media	2.77%
Real Estate	0.41%
Services Non-Cyclical	0.65%
Technology	0.18%
Telecommunications	2.70%
Transportation	0.11%
Utilities	1.84%
Municipal Bond	0.07%
Non-Agency Asset-Backed Securities	1.66%
Non-Agency Collateralized Mortgage Obligations	0.59%
Regional Authority	0.01%
Senior Secured Loans	2.77%
Sovereign Debt	3.62%
Supranational Banks	0.84%
U.S. Treasury Obligations	6.23%
Preferred Stock	0.16%
Discounted Commercial Paper	1.26%
Discount Notes	5.94%
Total Value of Securities	100.31%
Liabilities Net of Receivables and Other Assets	(0.31%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Apple	0.49%
Bank of New York Mellon	0.40%
Google Class A	0.40%
CGI Group Class A	0.37%
QUALCOMM	0.37%
Lowe’s	0.33%
Intel	0.32%
Vale ADR	0.32%
ConocoPhillips	0.31%
Procter & Gamble	0.30%

Statements of net assets

Delaware Foundation®Equity Fund

March 31, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 83.85%
U.S. Markets – 44.54%
Consumer Discretionary – 4.95%
†	AFC Enterprises	37	$397
†	Alaska Air Group	28	1,154
†	Bally Technologies	39	1,581
	Big 5 Sporting Goods	17	259
†	Buffalo Wild Wings	10	481
†	Carmike Cinemas	15	208
†	CEC Entertainment	9	343
†	Citi Trends	14	454
	CKE Restaurants	51	565
	Comcast Class A	223	4,197
	Cooper Tire & Rubber	14	266
†	DSW Class A	18	460
†	G-III Apparel Group	22	606
	Guess	33	1,550
†	Gymboree	11	568
†	Iconix Brand Group	30	461
†	Jack in the Box	25	589
	Jarden	50	1,665
†	Jo-Ann Stores	13	546
	Jones Apparel Group	26	495
†	Jos. A. Bank Clothiers	6	328
†	Lincoln Educational Services	19	481
	Lincoln Electric Holdings	15	815
	Lowe’s	347	8,410
	McDonald’s	34	2,268
	Meredith	33	1,136
	National CineMedia	22	380
	NIKE Class B	72	5,292
	Nordstrom	15	613
†	Perry Ellis International	21	476
	Phillips-Van Heusen	47	2,696
†	Prestige Brands Holdings	44	396
†	Shuffle Master	46	377
	Staples	225	5,263
	Tanger Factory Outlet Centers	14	604
†	Tenneco	19	449
	Time Warner Cable	31	1,653
	Tractor Supply	11	639
†	Ulta Salon Cosmetics & Fragrance	29	656
†	Urban Outfitters	47	1,787
†	Viacom Class B	50	1,719
	Wal-Mart Stores	37	2,057
†	WMS Industries	35	1,468
			56,808
Consumer Staples – 4.09%
	Archer-Daniels-Midland	136	3,930
	Bunge	30	1,849
	Casey’s General Stores	16	502
	Coca-Cola	9	495
	Colgate-Palmolive	18	1,535
	CVS Caremark	163	5,959
	Heinz (H.J.)	84	3,831
	J&J Snack Foods	9	391
	Kimberly-Clark	67	4,213
	Kraft Foods Class A	132	3,992
	Lance	17	393
	PepsiCo	41	2,713
	Procter & Gamble	117	7,403
	Safeway	174	4,326
†	Susser Holdings	49	414
	Walgreen	134	4,970
			46,916
Energy – 4.08%
	Anadarko Petroleum	12	874
	Berry Petroleum Class A	18	507
†	Bristow Group	13	490
†	Carrizo Oil & Gas	20	459
	Chevron	79	5,991
	ConocoPhillips	106	5,424
	Devon Energy	16	1,031
	EOG Resources	71	6,600
	EQT	14	574
	Exxon Mobil	79	5,291
†	Key Energy Services	46	439
	Lufkin Industries	8	633
	Marathon Oil	129	4,082
	National Oilwell Varco	109	4,423
	Occidental Petroleum	22	1,860
	Penn Virginia	14	343
†	Pioneer Drilling	41	289
†	Rosetta Resources	22	518
	Schlumberger	34	2,158
†	Swift Energy	15	461
†	Willbros Group	29	348
	Williams	177	4,089
			46,884
Financials – 5.57%
	AFLAC	29	1,574
	Allstate	132	4,265
	American Equity Investment Life Holding	36	383
	AmTrust Financial Services	24	335
	Apollo Investment	47	598
	Ares Capital	33	490
	Bank of America	119	2,124
	Bank of New York Mellon	344	10,622
	BioMed Realty Trust	11	182
	Capital One Financial	27	1,118
	City Holding	13	446
	CME Group	17	5,374
	Delphi Financial Group	15	377
	Dime Community Bancshares	40	505

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
	DuPont Fabros Technology	10	$216
	EastGroup Properties	13	491
	Entertainment Properties Trust	14	576
	First Mercury Financial	22	287
	Flushing Financial	30	380
	Goldman Sachs Group	14	2,389
	Harleysville Group	13	439
	Home Properties	14	655
	Host Hotels & Resorts	66	967
	Independent Bank	14	345
†	IntercontinentalExchange	49	5,497
	JPMorgan Chase	69	3,088
†	optionsXpress Holdings	30	489
†	Primerica	13	195
†	ProAssurance	9	527
	Prosperity Bancshares	10	410
	Protective Life	19	418
	Provident Financial Services	33	393
	Prudential Financial	35	2,118
	Sovran Self Storage	14	488
	TCF Financial	62	988
†	TD Ameritrade Holding	60	1,144
†	Texas Capital Bancshares	22	418
	Torchmark	26	1,391
	Travelers	99	5,340
	Trustmark	20	489
	Turkish Investment Fund	100	1,384
	Univest Corporation of Pennsylvania	9	168
	Webster Financial	22	385
	Wells Fargo	111	3,454
			63,922
Health Care – 6.66%
	Abbott Laboratories	28	1,475
†	Acorda Therapeutics	8	274
†	Affymetrix	41	301
†	Air Methods	8	272
†	Align Technology	24	464
†	Alkermes	45	584
	Allergan	114	7,446
†	Amgen	30	1,793
†	AMN Healthcare Services	38	334
	Bristol-Myers Squibb	152	4,058
	Cardinal Health	119	4,288
†	Catalyst Health Solutions	13	538
†	Celera	51	362
†	Celgene	14	867
†	Conmed	24	571
†	CryoLife	45	291
†	Express Scripts	19	1,933
†	Gen-Probe	24	1,200
†	Gilead Sciences	152	6,913
†	Human Genome Sciences	8	242
†	Inspire Pharmaceuticals	33	206
	Johnson & Johnson	77	5,020
†	Martek Biosciences	15	338
†	Medco Health Solutions	103	6,650
	Merck	172	6,424
†	Merit Medical Systems	28	427
†	Odyssey HealthCare	22	398
†	ONYX Pharmaceuticals	19	575
	Pfizer	419	7,186
†	PharMerica	21	383
	Quest Diagnostics	67	3,905
†	Quidel	25	364
†	Regeneron Pharmaceuticals	19	503
†	Res-Care	24	288
†	SonoSite	16	514
†	Sun Healthcare Group	43	410
†	Thermo Fisher Scientific	27	1,389
	UnitedHealth Group	182	5,946
†	Vertex Pharmaceuticals	18	736
	West Pharmaceutical Services	13	545
			76,413
Industrials – 3.67%
	AAON	16	362
	Acuity Brands	13	549
	Administaff	16	341
	Applied Industrial Technologies	19	472
	Barnes Group	22	428
†	Chart Industries	22	440
†	Columbus McKinnon	25	397
†	CRA International	11	252
	Deere	14	832
	Diamond Management &
	Technology Consultants	23	181
	Ducommun	8	168
†	DynCorp International Class A	27	311
	ESCO Technologies	7	223
†	Esterline Technologies	11	544
	Expeditors International Washington	110	4,061
	Fluor	20	930
	General Electric	116	2,111
	Goodrich	22	1,551
	Granite Construction	7	212
†	Hawaiian Holdings	37	273
	Haynes International	13	462
	Honeywell International	36	1,630
†	Hub Group Class A	20	560
†	Kadant	17	245
†	Kforce	26	395
	Koppers Holdings	15	425
	Lockheed Martin	15	1,248

(continues)    11

Statements of net assets

Delaware Foundation® Equity Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
	Manpower	14	$800
	McGrath RentCorp	10	242
†	Metalico	78	467
†	MYR Group/Delaware	14	228
	Norfolk Southern	25	1,397
	Northrop Grumman	85	5,573
	Republic Services	25	726
	Rockwell Collins	16	1,001
	Roper Industries	14	810
†	Tetra Tech	14	323
†	Titan Machinery	20	274
	Triumph Group	8	561
†	Tutor Perini	18	392
	Union Pacific	20	1,466
†	United Stationers	10	589
	United Technologies	32	2,356
†	URS	18	893
	US Ecology	21	338
	Waste Management	120	4,132
			42,171
Information Technology – 11.25%
†	Adobe Systems	124	4,386
	American Software Class A	32	186
†	Amkor Technology	63	445
†	Anixter International	13	609
†	Apple	54	12,686
†	Applied Micro Circuits	42	362
†	Atheros Communications	16	619
†	Cisco Systems	121	3,150
†	EMC	101	1,822
	Expedia	17	424
†	FARO Technologies	22	567
†	Google Class A	18	10,206
	Hewlett-Packard	58	3,083
	iGate	47	457
	infoGROUP	43	335
†	Informatica	24	645
	Intel	317	7,056
	International Business Machines	39	5,002
†	Intuit	182	6,250
†	IPG Photonics	17	252
†	IXYS	44	376
†	j2 Global Communications	20	468
†	JDA Software Group	19	529
†	Lawson Software	67	443
†	Liquidity Services	23	265
	MasterCard Class A	23	5,842
†	McAfee	25	1,003
	Microsoft	150	4,391
†	Motorola	527	3,700
†	NetApp	40	1,302
†	NETGEAR	20	522
	NIC	47	370
†	Nuance Communications	52	865
†	ON Semiconductor	65	520
†	priceline.com	22	5,610
†	Progress Software	19	597
	QUALCOMM	230	9,658
	Quality Systems	9	553
†	QuinStreet	14	238
†	Radiant Systems	36	514
†	RightNow Technologies	23	411
†	Rofin-Sinar Technologies	11	249
	Sapient	58	530
†	SAVVIS	23	380
†	Semtech	20	349
†	Smith Micro Software	35	309
†	SolarWinds	14	303
†	SS&C Technologies Holdings	11	166
†	Symantec	280	4,738
†	Synaptics	18	497
†	Tekelec	33	599
†	TeleTech Holdings	24	410
†	Teradata	158	4,565
†	ValueClick	41	416
†	VeriSign	235	6,112
†	ViaSat	17	588
	Visa Class A	82	7,464
†	Vocus	25	426
	Xerox	441	4,300
			129,120
Materials – 1.68%
	AK Steel Holding	33	754
	Alcoa	77	1,096
	Dow Chemical	61	1,804
	duPont (E.I.) deNemours	105	3,910
	Freeport-McMoRan Copper & Gold	20	1,671
†	KapStone Paper and Packaging	38	451
	Newmont Mining	10	509
†	Owens-Illinois	49	1,741
	Praxair	44	3,652
	Rock-Tenn Class A	11	501
†	Rockwood Holdings	20	532
	Schulman (A.)	18	440
	Silgan Holdings	8	482
	United States Steel	28	1,779
			19,322

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Telecommunications – 1.58%
	Alaska Communications Systems Group	38	$309
†	Arris Group	34	408
	AT&T	181	4,677
	Atlantic Tele-Network	2	90
†	Crown Castle International	173	6,613
†	Knology	25	336
	NTELOS Holdings	22	391
	Plantronics	10	313
	Qwest Communications International	164	856
	Verizon Communications	134	4,157
			18,150
Utilities – 1.01%
	American Electric Power	23	786
	Edison International	117	3,998
	NorthWestern	15	402
†	NRG Energy	41	857
	Otter Tail	13	285
	Progress Energy	99	3,897
	Sempra Energy	22	1,098
	UNITIL	13	302
			11,625
Total U.S. Markets
	(cost $447,568)		511,331

§Developed Markets – 25.73%
Consumer Discretionary – 6.20%
†	Autoliv	145	7,472
	Bayerische Motoren Werke	127	5,871
	Don Quijote	200	4,993
	Esprit Holdings	617	4,867
	PPR	35	4,660
	Publicis Groupe	127	5,435
	Round One	300	1,973
	Singapore Airlines ADR	309	6,719
	Techtronic Industries	6,000	4,868
†	Tom Group	8,000	793
	Toyota Motor	200	8,012
	Vivendi	256	6,852
	WPP	335	3,472
=	Yue Yuen Industrial Holdings	1,500	5,216
			71,203
Consumer Staples – 2.16%
	Coca-Cola Amatil	567	5,853
	First Pacific	2,400	1,555
	Greggs	670	4,950
	Metro	103	6,110
	Parmalat	2,314	6,337
			24,805
Energy – 0.92%
†	Nabors Industries	36	707
	Noble	20	836
	Total	48	2,787
†	Transocean	72	6,219
			10,549
Financials – 3.18%
	Aspen Insurance Holdings	34	981
	Assured Guaranty	24	527
	AXA	182	4,049
	Banco Santander	450	5,980
	Franshion Properties China	2,000	680
	Max Capital Group	19	437
	Mitsubishi UFJ Financial Group	1,100	5,765
	Nordea Bank	541	5,339
	Standard Chartered	232	6,330
	UniCredit	2,182	6,446
			36,534
Health Care – 2.26%
	Astellas Pharma	100	3,621
	AstraZeneca	52	2,319
†	Eurand	43	485
	Novartis	80	4,321
	Novo Nordisk ADR	74	5,707
	Novo Nordisk Class B	46	3,570
	Sanofi-Aventis	79	5,889
			25,912
Industrials – 5.27%
	Asahi Glass	1,000	11,264
	Cie de Saint-Gobain	109	5,241
	Deutsche Post	341	5,900
	Finmeccanica	447	5,965
	ITOCHU	702	6,150
	Koninklijke Philips Electronics	197	6,317
†	Teleperformance	206	7,095
†	Tomkins	1,829	6,545
	Vallourec	30	6,050
			60,527
Information Technology – 1.80%
	Accenture Class A	18	755
†	CGI Group Class A	833	12,468
	Nokia	479	7,460
			20,683

(continues)    13

Statements of net assets

Delaware Foundation® Equity Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Materials – 1.59%
	Agrium	43	$3,037
	Alumina ADR	70	438
†	Anglo American	20	872
	ArcelorMittal	80	3,511
	Lafarge	85	5,982
	Syngenta ADR	80	4,441
			18,281
Telecommunications – 1.87%
	China Mobile ADR	60	2,887
	China Unicom Hong Kong ADR	250	2,788
	Philippine Long Distance Telephone ADR	10	533
	Telstra	902	2,475
	TELUS	191	7,109
	Vodafone Group	2,448	5,649
			21,441
Utilities – 0.48%
	National Grid	567	5,520
			5,520
Total Developed Markets (cost $272,070)			295,455

XEmerging Markets – 13.58%
Consumer Discretionary – 0.54%
†	Focus Media Holding ADR	115	2,100
	Grupo Televisa ADR	130	2,733
	Oriental Holdings	400	754
	Sun International	50	631
			6,218
Consumer Staples – 1.13%
	Brazil Foods ADR	10	549
	Chaoda Modern Agriculture Holdings	4,000	4,261
@	Cresud ADR	147	2,049
	Fomento Economico Mexicano ADR	40	1,901
	Gudang Garam	500	1,361
	Tongaat Hulett	70	989
	Wimm-Bill-Dann Foods ADR	80	1,794
			12,904
Energy – 3.01%
	China Petroleum & Chemical ADR	10	822
	CNOOC	4,000	6,584
	Gazprom ADR	140	3,283
†	LUKOIL ADR	30	1,702
	PetroChina ADR	20	2,344
	Petroleo Brasileiro SA ADR	80	3,559
	Petroleo Brasileiro SP ADR	155	6,136
@	PTT Exploration & Production	500	2,297
#	Reliance Industries GDR 144A	40	1,921
	Sasol	70	2,907
	Surgutneftegaz ADR	110	1,090
	Tambang Batubara Bukit Asam	1,000	1,914
			34,559
Financials – 1.86%
	Banco Bradesco ADR	77	1,419
	Banco Santander Brasil ADR	100	1,243
	Bangkok Bank	400	1,701
	Cyrela Brazil Realty	32	375
	Hong Leong Bank	400	1,061
@	IRSA Inversiones y
	Representaciones ADR	110	1,188
	Itau Unibanco Holding ADR	100	2,199
†	KB Financial Group ADR	70	3,357
	KLCC Property Holdings	600	617
	OTP Bank	20	700
†	Polaris Securities	1,000	520
	Redecard	100	1,850
	Sberbank	840	2,461
	Standard Bank Group	100	1,572
†	UEM Land Holdings	900	467
	VTB Bank GDR	110	605
			21,335
Industrials – 0.57%
†	Empresas	340	870
	Fosun International	169	135
	Guangshen Railway ADR	30	601
	Siam Cement NVDR	500	3,975
	United Tractors	500	1,009
			6,590
Information Technology – 1.12%
	LG Display ADR	40	707
†	Shanda Games ADR	75	540
†	Sina	30	1,131
†	Sohu.com	75	4,095
	Taiwan Semiconductors
	Manufacturing ADR	250	2,623
	TravelSky Technology	1,000	836
	United Microelectronics ADR	780	2,933
			12,865
Materials – 2.08%
	Aneka Tambang	2,000	528
	ArcelorMittal South Africa	103	1,308
	Braskem ADR	100	1,447
	Cemex ADR	140	1,429
	Cia de Minas Buenaventura ADR	40	1,239
†	Fibria Celulose ADR	70	1,532
	Gold Fields ADR	90	1,136
	Impala Platinum Holdings	30	881
	Israel Chemicals	80	1,082
†	Sinopec Shanghai Petrochemical	1,051	417
	Vale ADR	400	12,877
			23,876

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Telecommunications – 2.19%
America Movil ADR	40	$2,014
† Blue Label Telecoms	136	90
China Telecom ADR	20	980
Chunghwa Telecom ADR	375	7,285
KT ADR	70	1,453
Mobile Telesystems ADR	20	1,110
SK Telecom ADR	90	1,553
† Telecom Argentina ADR	120	2,249
Telkom	150	703
Tim Participacoes ADR	30	833
Turkcell Iletisim Hizmet ADR	100	1,506
Vodacom Group	700	5,339
		25,115
Utilities – 1.08%
Centrais Eletricas Brasileiras	500	7,393
Cia Energetica de Sao Paulo	70	774
Enea	28	184
† Huadian Power International	2,000	502
Korea Electric Power ADR	130	2,111
† Polska Grupa Energetyczna	40	323
† Tanjong	200	1,101
		12,388
Total Emerging Markets (cost $134,954)		155,850

Total Common Stock (cost $854,592)		962,636

Exchange Traded Funds – 8.94%
Equity Funds – 8.94%
iShares MSCI EAFE Growth Index	1,720	97,421
iShares MSCI South Korea Index Fund	50	2,500
iShares MSCI Taiwan Index Fund	220	2,761
Total Exchange Traded Funds
(cost $93,367)		102,682

	Principal
	Amount (U.S. $)
U.S. Treasury Obligations – 0.17%
U.S. Treasury Bill
0.10% 4/15/10	$1,099	1,099
0.12% 4/22/10	880	880
Total U.S. Treasury Obligations (cost $1,979)		1,979

≠Discount Notes – 2.11%
Federal Home Loan Bank
0.001% 4/1/10	17,595	17,595
0.01% 4/5/10	6,598	6,598
Total Discount Notes
(cost $24,193)		24,193

Total Value of Securities – 95.07%
(cost $974,131)		$1,091,490
Receivables and Other Assets
Net of Liabilities – 4.93%		56,617
Net Assets Applicable to 119,169
Shares Outstanding – 100.00%		$1,148,107

Net Asset Value – Delaware Foundation® Equity Fund
Class A ($12,839 / 1,333 Shares)		$9.63
Net Asset Value – Delaware Foundation Equity Fund
Class C ($5,701 / 594 Shares)		$9.60
Net Asset Value – Delaware Foundation Equity Fund
Class R ($5,718 / 594.2 Shares)		$9.62
Net Asset Value – Delaware Foundation Equity Fund
Institutional Class ($1,123,849 / 116,648 Shares)		$9.63

Components of Net Assets at March 31, 2010:
Shares of beneficial interest
(unlimited authorization – no par)		$1,014,294
Undistributed net investment income		3,945
Accumulated net realized gain on investments		12,381
Net unrealized appreciation of investments		117,487
Total net assets		$1,148,107

†	Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

@	Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $5,534, which represented 0.48% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

=
Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2010, the aggregate amount of fair valued security was $5,216, which represented 0.45% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2010, the aggregate amount of Rule 144A securities was $1,921, which represented 0.17% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

§	Developing Market – countries that are thought to be most developed and therefore less risky than emerging markets.

X	Emerging Market – developing countries with relatively low per capita income, often with above-average economic growth potential but more risk.

(continues)    15

Statements of net assets

Delaware Foundation® Equity Fund

Summary of Abbreviations:
ADR — American Depositary Receipts
GDR — Global Depositary Receipts
NVDR — Non Voting Depositary Receipts

Net Asset Value and Offering Price Per Share –
Delaware Foundation Equity Fund
Net asset value Class A (A)	$9.63
Sales charge (5.75% of offering price) (B)	0.59
Offering price	$10.22

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Delaware Foundation® Growth Allocation Fund
March 31, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 69.88%
U.S. Markets – 38.53%
Consumer Discretionary – 4.17%
†	AFC Enterprises	1,920	$20,602
†	Bally Technologies	1,885	76,418
	Big 5 Sporting Goods	840	12,785
†	Buffalo Wild Wings	470	22,612
†	Carmike Cinemas	730	10,125
†	CEC Entertainment	470	17,907
†	Citi Trends	740	24,006
	CKE Restaurants	2,450	27,122
	Comcast Class A	12,300	231,486
	Cooper Tire & Rubber	685	13,029
†	DIRECTV Group	200	6,762
†	DSW Class A	855	21,828
†	G-III Apparel Group	1,090	30,040
	Guess	1,620	76,108
†	Gymboree	565	29,171
†	Iconix Brand Group	1,475	22,656
†	Jack in the Box	1,270	29,909
	Jarden	2,420	80,562
†	Jo-Ann Stores	625	26,238
	Jones Apparel Group	1,265	24,060
†	Jos. A Bank Clothiers	295	16,122
†	Lincoln Educational Services	920	23,276
	Lowe’s	16,900	409,655
	McDonald’s	1,550	103,416
	Meredith	1,605	55,228
†	Mobile Mini	190	2,943
	National CineMedia	1,085	18,727
	NIKE Class B	3,400	249,900
	Nordstrom	710	29,004
†	Perry Ellis International	1,000	22,650
	Phillips-Van Heusen	2,335	133,936
†	Prestige Brands Holdings	2,180	19,620
†	Shuffle Master	2,270	18,591
	Staples	10,600	247,934
	Tanger Factory Outlet Centers	645	27,838
†	Tenneco	955	22,586
	Time Warner Cable	1,480	78,899
†	Tractor Supply	510	29,606
†	Ulta Salon Cosmetics & Fragrance	1,390	31,442
†	Urban Outfitters	2,240	85,187
†	Viacom Class B	2,390	82,168
	Wal-Mart Stores	1,770	98,412
†	WMS Industries	1,670	70,040
			2,680,606
Consumer Staples – 3.31%
	Archer-Daniels-Midland	8,100	234,090
	Bunge	1,225	75,497
	Casey’s General Stores	780	24,492
	Coca-Cola	450	24,750
	Colgate-Palmolive	840	71,618
	CVS Caremark	7,770	284,070
	Heinz (H.J.)	500	22,805
	J&J Snack Foods	440	19,127
	Kimberly-Clark	3,100	194,928
	Kraft Foods Class A	6,700	202,608
	Lance	830	19,198
	PepsiCo	1,880	124,381
	Procter & Gamble	5,750	363,802
	Safeway	8,600	213,796
†	Susser Holdings	2,190	18,506
	Walgreen	6,400	237,376
			2,131,044
Energy – 3.65%
	Anadarko Petroleum	570	41,513
	Berry Petroleum Class A	875	24,640
†	Bristow Group	620	23,393
†	Carrizo Oil & Gas	965	22,147
	Chevron	3,830	290,429
	ConocoPhillips	6,565	335,930
	Devon Energy	760	48,967
	EOG Resources	3,510	326,219
	EQT	650	26,650
	Exxon Mobil	3,780	253,184
†	Key Energy Services	2,200	21,010
	Lufkin Industries	435	34,430
	Marathon Oil	6,100	193,004
	National Oilwell Varco	5,480	222,378
	Occidental Petroleum	1,080	91,303
	Penn Virginia	675	16,538
†	Pioneer Drilling	1,945	13,693
†	Rosetta Resources	1,070	25,199
	Schlumberger	1,569	99,569
†	Swift Energy	720	22,133
†	Willbros Group	1,460	17,535
	Williams	8,600	198,660
			2,348,524
Financials – 4.72%
	AFLAC	1,430	77,635
	Allstate	6,200	200,322
	American Equity Investment
	Life Holding	1,740	18,531
	AmTrust Financial Services	1,145	15,973
	Apollo Investment	2,310	29,406
	Ares Capital	1,630	24,189
	Bank of America	5,860	104,601
	Bank of New York Mellon	16,360	505,197
	BioMed Realty Trust	545	9,014
	Capital One Financial	1,300	53,833
	City Holding	635	21,774
	CME Group	850	268,694
	Delphi Financial Group	760	19,122
	Dime Community Bancshares	1,990	25,134
	DuPont Fabros Technology	500	10,795
	EastGroup Properties	615	23,210

(continues)    17

Statements of net assets

Delaware Foundation® Growth Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
	Entertainment Properties Trust	680	$27,968
	First Mercury Financial	1,100	14,333
	Flushing Financial	1,470	18,610
	Goldman Sachs Group	690	117,735
	Harleysville Group	655	22,113
	Home Properties	690	32,292
	Host Hotels & Resorts	3,205	46,953
	Independent Bank	655	16,152
†	IntercontinentalExchange	2,300	258,014
	JPMorgan Chase	3,400	152,150
†	optionsXpress Holdings	1,480	24,109
†	Primerica	640	9,600
†	ProAssurance	410	24,001
	Prosperity Bancshares	525	21,525
	Protective Life	893	19,637
	Provident Financial Services	1,625	19,338
	Prudential Financial	1,730	104,665
	Sovran Self Storage	680	23,705
	TCF Financial	2,860	45,588
†	TD Ameritrade Holding	2,970	56,608
†	Texas Capital Bancshares	1,030	19,560
	Torchmark	1,260	67,423
	Travelers	4,930	265,924
	Trustmark	1,010	24,674
	Univest Corporation of
	Pennsylvania	480	8,971
	Webster Financial	1,080	18,889
	Wells Fargo	5,450	169,604
			3,037,571
Health Care – 5.76%
	Abbott Laboratories	1,350	71,118
†	Acorda Therapeutics	390	13,338
†	Affymetrix	2,000	14,680
†	Air Methods	400	13,600
†	Align Technology	1,145	22,144
†	Alkermes	2,155	27,950
	Allergan	5,350	349,462
†	Alliance HealthCare Services	1,022	5,744
†	Amgen	1,440	86,054
†	AMN Healthcare Services	1,815	15,972
	Bristol-Myers Squibb	7,600	202,920
	Cardinal Health	5,800	208,974
†	Catalyst Health Solutions	645	26,690
†	Celera	2,485	17,644
†	Celgene	670	41,513
†	Conmed	1,165	27,739
†	CryoLife	2,155	13,943
†	Express Scripts	1,030	104,813
†	Gen-Probe	1,190	59,500
†	Gilead Sciences	7,280	331,094
†	Human Genome Sciences	440	13,288
†	Inspire Pharmaceuticals	1,610	10,046
	Johnson & Johnson	3,700	241,240
†	Martek Biosciences	750	16,883
†	Medco Health Solutions	4,900	316,344
	Merck	8,190	305,897
†	Merit Medical Systems	1,360	20,740
†	Odyssey HealthCare	1,155	20,917
†	ONYX Pharmaceuticals	920	27,858
	Pfizer	20,337	348,771
†	PharMerica	995	18,129
	Quest Diagnostics	3,300	192,357
†	Quidel	1,160	16,866
†	Regeneron Pharmaceuticals	925	24,503
†	Res-Care	1,135	13,609
†	SonoSite	795	25,527
†	Sun Healthcare Group	2,130	20,320
†	Thermo Fisher Scientific	1,320	67,901
	UnitedHealth Group	8,760	286,189
†	Vertex Pharmaceuticals	890	36,374
	West Pharmaceutical Services	600	25,170
			3,703,821
Industrials – 3.38%
	AAON	785	17,757
	Acuity Brands	605	25,537
	Administaff	790	16,859
†	Alaska Air Group	1,355	55,867
	Applied Industrial Technologies	925	22,986
	Barnes Group	1,095	21,309
†	Chart Industries	1,055	21,100
†	Columbus McKinnon	1,280	20,314
†	CRA International	530	12,148
	Deere	690	41,027
	Diamond Management &
	Technology Consultants	1,140	8,949
	Ducommun	435	9,139
†	DynCorp International Class A	1,335	15,353
	ESCO Technologies	320	10,179
†	Esterline Technologies	505	24,962
	Expeditors International
	Washington	5,200	191,984
	Fluor	970	45,115
	General Electric	5,650	102,830
	Goodrich	1,310	92,381
	Granite Construction	355	10,728
†	Hawaiian Holdings	1,815	13,377
	Haynes International	605	21,496
	Honeywell International	1,730	78,317
†	Hub Group Class A	995	27,840
†	Kadant	805	11,600
†	Kforce	1,300	19,773
	Koppers Holdings	765	21,665
	Lincoln Electric Holdings	740	40,204
	Lockheed Martin	720	59,918

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
	Manpower	660	$37,699
	McGrath RentCorp	490	11,873
†	Metalico	3,840	23,002
†	MYR Group/Delaware	710	11,580
	Norfolk Southern	1,440	80,482
	Northrop Grumman	4,350	285,230
	Republic Services	1,190	34,534
	Rockwell Collins	720	45,065
	Roper Industries	680	39,331
†	Tetra Tech	725	16,704
†	Titan Machinery	975	13,348
	Triumph Group	395	27,686
†	Tutor Perini	765	16,639
	Union Pacific	990	72,567
†	United Stationers	510	30,014
	United Technologies	1,570	115,568
†	URS	820	40,680
	US Ecology	1,060	17,066
	Waste Management	5,700	196,251
			2,176,033
Information Technology – 9.88%
†	Adobe Systems	5,900	208,683
	American Software Class A	1,595	9,267
†	Amkor Technology	3,015	21,316
†	Anixter International	630	29,516
†	Apple	2,580	606,118
†	Applied Micro Circuits	2,030	17,519
†	Atheros Communications	805	31,162
†	Cisco Systems	5,890	153,317
†	EMC Massachusetts	4,670	84,247
	Expedia	850	21,216
†	FARO Technologies	1,070	27,553
†	Google Class A	850	481,958
	Hewlett-Packard	2,650	140,848
	iGate	2,355	22,914
†	infoGROUP	2,070	16,146
†	Informatica	1,180	31,695
	Intel	17,140	381,535
	International Business Machines	1,930	247,523
†	Intuit	8,600	295,324
†	IPG Photonics	850	12,580
†	IXYS	2,115	18,062
†	j2 Global Communications	975	22,815
†	JDA Software Group	925	25,734
†	Lawson Software	3,295	21,780
†	Liquidity Services	1,005	11,598
	MasterCard Class A	1,100	279,400
†	McAfee	1,230	49,360
†	MEMC Electronic Materials	9,300	142,569
	Microsoft	7,640	223,623
†	Motorola	26,500	186,030
†	NetApp	1,860	60,562
†	NETGEAR	1,035	27,014
	NIC	2,310	18,180
†	Nuance Communications	2,140	35,610
†	ON Semiconductor	3,170	25,360
†	priceline.com	1,050	267,750
†	Progress Software	930	29,230
	QUALCOMM	10,820	454,331
	Quality Systems	450	27,648
†	QuinStreet	700	11,907
†	Radiant Systems	1,740	24,830
†	RightNow Technologies	1,120	20,003
†	Rofin-Sinar Technologies	570	12,893
	Sapient	2,825	25,821
†	SAVVIS	1,120	18,480
†	Semtech	1,010	17,604
†	Smith Micro Software	1,675	14,807
†	SolarWinds	670	14,512
†	SS&C Technologies Holdings	545	8,219
†	Symantec	12,990	219,791
†	Synaptics	845	23,330
†	Tekelec	1,665	30,236
†	TeleTech Holdings	1,185	20,240
†	Teradata	7,300	210,897
†	ValueClick	2,040	20,686
†	VeriSign	11,100	288,711
†	ViaSat	820	28,380
	Visa Class A	3,900	355,016
†	Vocus	1,225	20,886
	Xerox	20,700	201,825
			6,356,167
Materials – 1.42%
	AK Steel Holding	1,630	37,262
	Alcoa	3,710	52,830
	Dow Chemical	2,980	88,119
	duPont (E.I.) deNemours	5,100	189,924
	Freeport-McMoRan
	Copper & Gold	800	66,832
†	KapStone Paper & Packaging	1,865	22,138
†	Owens-Illinois	2,390	84,941
	Praxair	2,100	174,300
	Rock-Tenn Class A	560	25,519
†	Rockwood Holdings	975	25,955
	Schulman (A.)	890	21,778
	Silgan Holdings	330	19,876
†	Spartech	1,100	12,870
	United States Steel	1,400	88,928
			911,272
Telecommunications – 1.36%
	Alaska Communications
	Systems Group	2,085	16,930
†	Arris Group	1,690	20,297
	AT&T	8,650	223,516

(continues)    19

Statements of net assets

Delaware Foundation® Growth Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Telecommunications (continued)
	Atlantic Tele-Network	90	$4,044
†	Crown Castle International	8,200	313,487
†	GeoEye	100	2,950
†	Knology	1,235	16,598
	NTELOS Holdings	1,110	19,747
	Plantronics	510	15,953
	Qwest Communications
	International	8,060	42,073
	Verizon Communications	6,300	195,426
			871,021
Utilities – 0.88%
	American Electric Power	1,110	37,940
	Edison International	5,600	191,352
	NorthWestern	750	20,108
†	NRG Energy	2,080	43,472
	Otter Tail	615	13,505
	Progress Energy	4,900	192,864
	Sempra Energy	1,040	51,896
	UNITIL	635	14,764
			565,901
Total U.S. Markets (cost $21,664,911)			24,781,960

§Developed Markets – 20.40%
Consumer Discretionary – 4.25%
†	Autoliv	6,400	329,791
	Bayerische Motoren Werke	5,921	273,723
	Don Quijote	9,100	227,184
	Esprit Holdings	25,869	204,073
	PPR	1,572	209,301
	Publicis Groupe	5,462	233,729
	Round One	15,876	104,436
	Techtronic Industries	248,000	201,230
	Toyota Motor	6,886	275,837
	Vivendi	11,054	295,861
	WPP Group	14,952	154,986
=	Yue Yuen Industrial Holdings	63,500	220,820
			2,730,971
Consumer Staples – 1.64%
	Coca-Cola Amatil	25,027	258,340
	First Pacific	90,696	58,757
	Greggs	28,146	207,940
	Metro	4,376	259,606
	Parmalat	99,060	271,289
			1,055,932
Energy – 0.73%
†	Nabors Industries	1,714	33,646
†	Noble	920	38,474
	Total	2,127	123,483
†	Transocean	3,200	276,416
			472,019
Financials – 2.62%
	Aspen Insurance Holdings	1,680	48,451
	Assured Guaranty	1,170	25,705
	AXA	9,253	205,850
	Banco Santander	20,038	266,333
	Franshion Properties China	92,000	31,282
	Max Capital Group	950	21,841
	Mitsubishi UFJ Financial Group	53,714	281,526
	Nordea Bank	23,809	234,969
	Standard Charter	10,389	283,488
	UniCredit	97,033	286,710
			1,686,155
Health Care – 1.98%
	Astellas Pharma	7,200	260,691
	AstraZeneca	2,432	108,439
†	Eurand	2,105	23,744
	Novartis	3,547	191,589
	Novo Nordisk ADR	3,500	269,920
	Novo Nordisk Class B	2,045	158,701
	Sanofi-Aventis	3,529	263,080
			1,276,164
Industrials – 4.41%
	Asahi Glass	27,000	304,106
	Cie de Saint-Gobain	4,788	230,239
	Deutsche Post	15,176	262,592
†	Finmeccanica	19,880	265,307
†	Flextronics International	350	2,744
	ITOCHU	31,873	279,217
	Koninklijke Philips Electronics	8,711	279,334
	Singapore Airlines	24,688	268,252
	Teleperformance	8,873	305,622
	Tomkins	80,547	288,246
	Vallourec	1,738	350,496
			2,836,155
Information Technology – 1.42%
	Accenture Class A	854	35,825
†	CGI Group Class A	37,120	555,611
	Nokia	20,785	323,709
			915,145
Materials – 1.30%
	Agrium	1,900	134,197
	Alumina ADR	2,050	12,833
†	Anglo American	1,148	50,064
	ArcelorMittal	3,468	152,196
@	Griffin Mining	11,410	7,056
	Lafarge	3,840	270,236
	Syngenta ADR	3,800	210,938
			837,520

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Telecommunications – 1.68%
	China Mobile ADR	5,700	$274,284
	China Unicom Hong Kong	26,000	29,267
	China Unicom Hong Kong ADR	8,117	90,505
	Philippine Long Distance
	Telephone ADR	300	15,984
	Telstra	39,856	109,344
	TELUS	8,246	306,941
	Vodafone Group	109,096	251,748
			1,078,073
Utilities – 0.37%
	National Grid	24,656	240,044
			240,044
Total Developed Markets
	(cost $11,601,418)		13,128,178

XEmerging Markets – 10.95%
Consumer Discretionary – 0.46%
†	Focus Media Holding ADR	4,975	90,844
†#	Grupo Clarin Class B GDR 144A	1,400	8,234
	Grupo Televisa ADR	4,600	96,692
	JD Group	2,690	16,328
	Oriental Holdings	7,400	13,944
†	Sun International	1,113	14,054
†	Turk Sise ve Cam Fabrikalari	14,604	18,375
	Wal-Mart de Mexico Series V	7,771	39,817
			298,288
Consumer Staples – 1.03%
	Brazil Foods ADR	400	21,976
	Chaoda Modern
	Agriculture Holdings	250,000	266,285
	CJ	470	27,998
†	Cosan Class A	3,700	34,891
@	Cresud ADR	4,980	69,421
	Fomento Economico
	Mexicano ADR	1,475	70,107
	Gudang Garam	19,000	51,733
	Lotte Confectionery	23	26,813
	President Chain Store	11,496	28,683
	Tongaat Hulett	1,206	17,040
	Wimm-Bill-Dann Foods ADR	2,000	44,840
			659,787
Energy – 2.42%
	China Petroleum &
	Chemical ADR	425	34,952
	China Shenhua Energy	6,500	28,087
	CNOOC	176,000	289,697
†	Gazprom ADR	6,200	145,390
†	KazMunaiGas Exploration
	Production GDR	3,395	83,178
	LUKOIL ADR	500	28,370
	LUKOIL ADR (London
	International Exchange)	400	22,680
@	Oil & Gas Development GDR	500	7,727
	PetroChina	16,000	18,711
	PetroChina ADR	525	61,541
	Petroleo Brasileiro SA ADR	2,375	105,664
	Petroleo Brasileiro SP ADR	10,000	395,899
	Polski Koncern Naftowy Orlen	1,820	24,722
@	PTT Exploration & Production	8,517	39,121
†#	Reliance Industries GDR 144A	1,486	71,363
	Rosneft Oil GDR	1,046	8,326
	Sasol	928	38,537
	Sasol ADR	600	24,762
	SK Energy	335	35,974
	SK Holdings	143	12,702
	Surgutneftegaz ADR	4,897	48,529
	Tambang Batubara Bukit Asam	15,000	28,713
			1,554,645
Financials – 1.21%
†	Alarko Gayrimenkul
	Yatirim Ortakligi	388	4,703
	Banco Bradesco ADR	3,163	58,285
	Banco Santander Brasil ADR	4,100	50,963
	Bangkok Bank	8,800	37,427
	Credicorp	500	44,090
	Cyrela Brazil Realty	1,242	14,544
†	Grupo Financiero Galicia ADR	18,700	111,265
	Hong Leong Bank	14,500	38,448
†@	Indiabulls Real Estate GDR	400	1,358
@	IRSA Inversiones y
	Representaciones ADR	3,600	38,880
	Itau Unibanco Holding ADR	3,357	73,820
	KB Financial Group ADR	2,793	133,952
	KLCC Property Holdings	11,600	11,926
†	Polaris Securities	24,000	12,475
	Sberbank	22,858	66,974
	Standard Bank Group	2,690	42,287
	Turkiye Is Bankasi Class C	7,572	24,641
†	UEM Land Holdings	21,476	11,139
			777,177
Industrials – 0.37%
	Alarko Holding	13,550	34,277
†	Empresas	11,915	30,501
†	Evergreen Marine	57,000	33,580
	Fosun International	7,417	5,932
	Hyundai Elevator	158	7,387
†	Metallurgical	18,000	9,853
	Siam Cement NVDR	6,900	54,850
	Sinotrans	31,000	8,584
	Walsin Lihwa	86,000	33,866
	Yazicilar Holding Class A	3,154	19,842
			238,672
Information Technology – 1.43%
	Infosys Technologies ADR	1,550	91,218
	LG Display ADR	2,600	45,968

(continues)    21

Statements of net assets

Delaware Foundation® Growth Allocation Fund

		Number of		Value
		Shares		(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Information Technology (continued)
	Samsung Electronics		142	$102,661
†	Shanda Games ADR		47,000	338,400
†	Sina		900	33,921
†	SK Communications		662	7,314
†	Sohu.com		3,300	180,180
	Taiwan Semiconductor
	Manufacturing		33,074	64,080
†	United Microelectronics		48,000	25,480
†	United Microelectronics ADR		8,800	33,088
				922,310
Materials – 1.64%
†	Aluminum Corporation of
	China ADR		1,100	28,314
	Anglo Platinum		437	44,359
	ArcelorMittal South Africa		6,900	87,608
	Cemex ADR		3,262	33,305
	Cia de Minas Buenaventura ADR		800	24,776
	Cia Siderurgica Nacional ADR		1,975	78,862
†	Fibria Celulose ADR		2,097	45,882
	Formosa Chemicals & Fibre		16,480	38,575
	Gold Fields ADR		2,200	27,764
	Impala Platinum Holdings		1,421	41,714
	Israel Chemicals		1,500	20,294
†	MMC Norilsk Nickel ADR		2,320	43,059
	POSCO ADR		450	52,655
†	Sinopec Shanghai Petrochemical		42,186	16,735
	Vale ADR		14,550	468,364
				1,052,266
Telecommunications – 1.34%
	America Movil ADR		2,150	108,231
†	Blue Label Telecoms		5,283	3,479
	China Telecom		64,000	31,570
	Chunghwa Telecom ADR		10,805	209,941
	KT ADR		5,300	110,028
	LG Telecom		7,143	48,737
	Mobile Telesystems ADR		600	33,300
	SK Telecom ADR		3,400	58,684
	Telkom		1,855	8,690
	Telkom ADR		1,000	18,600
†	Tim Participacoes ADR		1,200	33,312
	Turkcell Iletisim Hizmet		2,690	16,392
	Turkcell Iletisim Hizmet ADR		1,550	23,343
	Vodacom Group		20,734	158,136
				862,443
Utilities – 1.05%
	AES Tiete		4,206	41,309
	Centrais Eletricas Brasileiras		13,000	192,214
	Centrais Eletricas Brasileiras ADR		4,600	69,000
	Cia Energetica de Minas
	Gerais ADR		1,087	18,088
	Enea		1,390	9,115
†=	Enel OGK-5 GDR		100	475
	Energias do Brasil		7,400	141,988
†	Huadian Power International		62,000	15,571
	Huaneng Power International ADR		2,350	54,614
	Korea Electric Power ADR		5,800	94,192
	Pampa Energia ADR		700	7,966
†	Polska Grupa Energetyczna		1,566	12,664
	Tanjong		3,400	18,719
				675,915
Total Emerging Markets
	(cost $6,017,627)			7,041,503

Total Common Stock
	(cost $39,283,956)			44,951,641

Convertible Preferred Stock – 0.01%
Basic Materials – 0.01%
	Freeport-McMoRan Copper
	& Gold 6.75% exercise
	price $72.91, expiration
	date 5/1/10		50	5,800
				5,800
Healthcare & Pharmaceuticals – 0.00%
	Merck 6.00% exercise
	price $52.85, expiration
	date 8/13/10		1	252
				252
Total Convertible Preferred Stock
	(cost $5,339)			6,052

Exchange-Traded Funds – 9.16%
	iShares MSCI Brazil Index Fund		2,800	206,248
	iShares MSCI EAFE Growth Index		100,410	5,687,222
Total Exchange-Traded Funds
	(cost $5,821,674)			5,893,470

		Principal
		Amount°
Agency Collateralized Mortgage-Backed Securities – 0.23%
	Fannie Mae REMICS
	Series 2003-32 PH
	5.50% 3/25/32	USD	60,000	63,661
	Freddie Mac REMICS
	Series 2512 PG
	5.50% 10/15/22		75,000	81,079
Total Agency Collateralized Mortgage-Backed
	Securities (cost $131,663)			144,740

		Principal		Value
		Amount°		(U.S. $)
Agency Mortgage-Backed Securities – 1.39%
	Fannie Mae S.F. 15 yr
	5.50% 7/1/22	USD	39,304	$42,183
	Fannie Mae S.F. 15 yr TBA
	4.50% 4/1/25		135,000	140,020
	5.50% 4/1/25		125,000	133,691
	Fannie Mae S.F. 30 yr
	5.00% 12/1/36		212,039	219,345
	6.50% 2/1/36		15,675	17,200
	Fannie Mae S.F. 30 yr TBA
	4.50% 4/1/40		80,000	80,175
	Freddie Mac S.F. 30 yr TBA
	5.50% 4/1/40		35,000	36,958
	6.00% 4/1/40		145,000	155,581
	6.50% 4/1/40		65,000	70,657
Total Agency Mortgage-Backed Securities
	(cost $882,703)			895,810

Commercial Mortgage-Backed Securities – 0.87%
	#American Tower Trust Series
	2007-1A AFX 144A
	5.42% 4/15/37		25,000	26,438
	Bank of America Commercial
	Mortgage Securities
	Series 2004-4 A4
	4.502% 7/10/42		40,000	40,539
	•Series 2005-1 A5
	5.135% 11/10/42		10,000	10,448
	Bear Stearns Commercial
	Mortgage Securities
	•Series 2004-PWR4 A3
	5.468% 6/11/41		40,000	41,555
	•Series 2005-PW10 A4
	5.405% 12/11/40		25,000	25,598
	•Series 2005-T20 A4A
	5.15% 10/12/42		25,000	25,834
	Series 2007-PW15 A4
	5.331% 2/11/44		25,000	24,087
s•	Commercial Mortgage Pass
	Through Certificates
	Series 2005-C6 A5A
	5.116% 6/10/44		15,000	15,508
	Goldman Sachs Mortgage
	Securities II
	•Series 2004-GG2 A5
	5.279% 8/10/38		100,000	103,715
	•Series 2004-GG2 A6
	5.396% 8/10/38		20,000	20,860
	Series 2005-GG4 A4A
	4.751% 7/10/39		20,000	20,193
•	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2005-LDP5 A4
	5.18% 12/15/44		25,000	25,880
	LB-UBS Commercial
	Mortgage Trust
	Series 2004-C1 A4
	4.568% 1/15/31		25,000	25,376
•	Morgan Stanley Capital I
	Series 2004-T15 A4
	5.27% 6/13/41		110,000	112,746
	Series 2007-T27 A4
	5.649% 6/11/42		40,000	41,363
Total Commercial Mortgage-Backed Securities
	(cost $500,494)			560,140

	Convertible Bonds – 0.61%
	Aerospace & Defense – 0.03%
	L-3 Communications
	Holdings 3.00% exercise
	price $100.14, expiration
	date 8/1/35		17,000	17,978
				17,978
Automobiles & Automotive Parts – 0.03%
	ArvinMeritor 4.00% exercise
	price $26.73, expiration
	date 2/15/27		20,000	16,975
				16,975
	Banking, Finance & Insurance – 0.02%
	Jefferies Group
	3.875% exercise
	price $39.20, expiration
	date 11/1/29		13,000	12,984
				12,984
	Basic Materials – 0.04%
	Rayonier TRS Holdings
	3.75% exercise
	price $54.81, expiration
	date 10/15/12		18,000	19,733
#	Sino-Forest 144A
	5.00% exercise price
	$20.29, expiration
	date 8/1/13		6,000	7,275
				27,008
	Building & Materials – 0.01%
	Beazer Homes USA
	4.625% exercise
	price $49.64, expiration
	date 6/15/24		10,000	9,750
				9,750
	Computers & Technology – 0.03%
	SanDisk 1.00% exercise
	price $82.36, expiration
	date 5/15/13		20,000	17,375
				17,375

(continues)      23

Statements of net assets

Delaware Foundation® Growth Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
Electronics & Electrical Equipment – 0.06%
	Advanced Micro Devices
	6.00% exercise
	price $28.08, expiration
	date 5/1/15	USD	15,000	$14,456
	Intel 2.95% exercise
	price $31.14, expiration
	date 12/15/35		10,000	9,863
	Linear Technology
	3.00% exercise
	price $46.12, expiration
	date 5/1/27		16,000	15,640
				39,959
Energy – 0.03%
	Chesapeake Energy
	2.25% exercise
	price $85.89, expiration
	date 12/15/38		26,000	19,045
				19,045
Health Care & Pharmaceuticals – 0.07%
Φ	Hologic 2.00% exercise
	price $38.59, expiration
	date 12/15/37		20,000	18,000
	Medtronic 1.625% exercise
	price $55.41, expiration
	date 4/15/13		23,000	24,438
				42,438
Leisure, Lodging & Entertainment – 0.04%
#	Gaylord Entertainment
	144A 3.75% exercise
	price $27.25, expiration
	date 10/1/14		9,000	11,273
#	International Game
	Technology 144A
	3.25% exercise
	price $19.97, expiration
	date 5/1/14		13,000	15,518
				26,791
Real Estate – 0.09%
#	Corporate Office Properties
	144A 3.50% exercise
	price $53.12, expiration
	date 9/15/26		15,000	14,906
#	Digital Realty Trust
	144A 5.50% exercise
	price $43.00, expiration
	date 4/15/29		11,000	15,111
	Health Care REIT
	4.75% exercise
	price $50.00, expiration
	date 7/15/27		5,000	5,619
#	Lexington Realty Trust
	144A 6.00% exercise
	price $7.09, expiration
	date 1/15/30		10,000	10,633
	National Retail Properties
	5.125% exercise
	price $25.42, expiration
	date 6/15/28		14,000	15,329
				61,598
Telecommunications – 0.14%
	Alaska Communications
	Systems Group
	5.75% exercise
	price $12.90, expiration
	date 3/1/13		7,000	6,615
	Leap Wireless International
	4.50% exercise
	price $93.21, expiration
	date 7/15/14		20,000	17,500
	Level 3 Communications
	5.25% exercise
	price $3.98, expiration
	date 12/15/11		3,000	2,936
	NII Holdings 3.125% exercise
	price $118.32, expiration
	date 6/15/12		23,000	21,820
	Qwest Communications
	International
	3.50% exercise
	price $4.92, expiration
	date 11/15/25		16,000	18,080
#	SBA Communications
	144A 4.00% exercise
	price $30.38, expiration
	date 10/1/14		8,000	10,900
	VeriSign 3.25% exercise
	price $34.37, expiration
	date 8/15/37		13,000	11,814
				89,665
Transportation – 0.02%
	Bristow Group
	3.00% exercise
	price $77.34, expiration
	date 6/14/38		12,000	10,740
				10,740
Total Convertible Bonds (cost $340,344)				392,306

Corporate Bonds – 8.51%
Banking – 1.46%
•	BAC Capital Trust XIV
	5.63% 12/31/49		30,000	22,800
	Bank of America
	4.50% 4/1/15		25,000	25,236
	5.75% 12/1/17		20,000	20,537

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Bank of New York Mellon
	4.95% 3/15/15	USD	20,000	$21,303
#	Barclays Bank 144A
	6.05% 12/4/17		115,000	118,778
	BB&T 5.25% 11/1/19		35,000	35,255
•	BB&T Capital Trust IV
	6.82% 6/12/57		15,000	14,213
	Capital One Financial
	7.375% 5/23/14		40,000	45,751
	Citigroup
	6.01% 1/15/15		40,000	42,066
	6.375% 8/12/14		25,000	26,733
	6.50% 8/19/13		9,000	9,709
•	Citigroup Capital XXI
	8.30% 12/21/57		10,000	10,175
	Credit Suisse 5.40% 1/14/20		35,000	35,340
	JPMorgan Chase
	5.75% 1/2/13		20,000	21,719
	JPMorgan Chase Capital XVIII
	6.95% 8/17/36		5,000	4,915
	JPMorgan Chase Capital XXII
	6.45% 2/2/37		12,000	11,175
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		23,000	22,966
	Morgan Stanley
	6.00% 4/28/15		100,000	107,239
	Nederlandse
	Waterschapsbank
	3.00% 3/17/15		5,000	4,966
	PNC Funding
	5.125% 2/8/20		25,000	25,232
	5.25% 11/15/15		20,000	21,050
	5.625% 2/1/17		52,000	53,731
	Regions Financial
	7.75% 11/10/14		25,000	26,329
	Rentenbank 6.00% 7/15/14	AUD	15,000	13,694
•	USB Capital IX
	6.189% 4/15/49	USD	75,000	64,875
	Wachovia 5.625% 10/15/16		55,000	58,041
•	Wells Fargo Capital XIII
	7.70% 12/29/49		40,000	41,500
	Zions Bancorporation
	5.50% 11/16/15		4,000	3,724
	5.65% 5/15/14		4,000	3,663
	6.00% 9/15/15		11,000	10,131
	7.75% 9/23/14		15,000	15,143
				937,989
Basic Industry – 0.60%
#	Algoma Acqusition 144A
	9.875% 6/15/15		11,000	10,175
	ArcelorMittal 9.85% 6/1/19		37,000	47,102
	Century Aluminum
	8.00% 5/15/14		15,100	15,062
#	Compass Minerals
	International 144A
	8.00% 6/1/19		7,000	7,315
	Cytec Industries
	8.95% 7/1/17		25,000	30,215
	Dow Chemical
	8.55% 5/15/19		45,000	54,528
#	FMG Finance 144A
	10.625% 9/1/16		30,000	34,725
	Freeport-McMoRan Copper
	& Gold 8.375% 4/1/17		10,000	11,140
#	Georgia-Pacific 144A
	8.25% 5/1/16		4,000	4,380
#	Hexion Finance Escrow 144A
	8.875% 2/1/18		10,000	9,900
	Hexion U.S. Finance/Nova
	Scotia 9.75% 11/15/14		11,000	11,275
	Huntsman International
	7.375% 1/1/15		11,000	10,973
	7.875% 11/15/14		7,000	7,105
#	Momentive Performance
	Material 144A
	12.50% 6/15/14		7,000	7,945
#	Newpage 144A
	11.375% 12/31/14		11,000	11,000
•	Noranda Aluminum
	Acquisition PIK
	5.274% 5/15/15		7,308	5,846
	Novelis
	7.25% 2/15/15		7,000	6,790
	11.50% 2/15/15		7,000	7,569
	Reliance Steel & Aluminum
	6.85% 11/15/36		14,000	12,312
	Ryerson 12.25% 11/1/15		11,000	11,605
#	Sappi Papier Holding 144A
	6.75% 6/15/12		11,000	10,956
	Teck Resources
	10.25% 5/15/16		5,000	5,975
	10.75% 5/15/19		10,000	12,300
	Vale Overseas
	6.875% 11/21/36		22,000	22,815
	6.875% 11/10/39		15,000	15,617
				384,625
Brokerage – 0.21%
	E Trade Financial PIK
	12.50% 11/30/17		11,000	13,200
	Goldman Sachs Group
	5.375% 3/15/20		25,000	24,816
	5.95% 1/18/18		7,000	7,355
	6.15% 4/1/18		5,000	5,299
	6.25% 9/1/17		15,000	16,155
	Jefferies Group
	6.25% 1/15/36		5,000	4,268
	6.45% 6/8/27		30,000	26,862

(continues)     25

Statements of net assets

Delaware Foundation® Growth Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
	Lazard Group
	6.85% 6/15/17	USD	12,000	$12,229
	7.125% 5/15/15		23,000	24,176
				134,360
Capital Goods – 0.38%
	Allied Waste North America
	6.875% 6/1/17		10,000	10,916
	7.125% 5/15/16		25,000	27,189
	AMH Holdings
	11.25% 3/1/14		5,000	5,169
	BWAY 10.00% 4/15/14		6,000	6,480
#	Case New Holland 144A
	7.75% 9/1/13		7,000	7,298
	Casella Waste Systems
	9.75% 2/1/13		11,000	11,055
	#144A 11.00% 7/15/14		4,000	4,310
	Crown Americas Capital
	7.625% 11/15/13		4,000	4,140
	Graham Packaging Capital
	9.875% 10/15/14		19,000	19,807
	Graphic Packaging International
	9.50% 8/15/13		11,000	11,330
#	Greif 144A 7.75% 8/1/19		5,000	5,225
	Intertape Polymer
	8.50% 8/1/14		4,000	3,440
	Jabil Circuit 7.75% 7/15/16		5,000	5,288
	L-3 Communications
	6.125% 7/15/13		11,000	11,220
	Owens-Brockway Glass Container
	7.375% 5/15/16		5,000	5,275
#	Plastipak Holdings 144A
	8.50% 12/15/15		7,000	7,158
	10.625% 8/15/19		5,000	5,588
	Ply Gem Industries
	11.75% 6/15/13		5,000	5,300
	#144A 13.125% 7/15/14		17,000	17,722
	Pregis 12.375% 10/15/13		16,000	16,319
	RBS Global/Rexnord
	11.75% 8/1/16		11,000	11,853
	Sanmina-SCI 8.125% 3/1/16		16,000	16,179
	Smurfit Kappa Funding
	7.75% 4/1/15		7,000	6,895
	Solo Cup 8.50% 2/15/14		10,000	9,825
	Terex 8.00% 11/15/17		7,000	6,843
#	Trimas 144A
	9.75% 12/15/17		5,000	5,200
				247,024
Consumer Cyclical – 0.87%
#	Allison Transmission 144A
	11.00% 11/1/15		22,000	23,540
	American Axle & Manufacturing
	5.25% 2/11/14		11,000	10,093
	7.875% 3/1/17		4,000	3,750
	ArvinMeritor
	8.125% 9/15/15		15,000	14,550
	Beazer Homes USA
	8.375% 4/15/12		11,000	11,028
	Burlington Coat Factory
	Investment Holdings
	14.50% 10/15/14		26,000	27,689
#s	CVS Pass Through Trust 144A
	8.353% 7/10/31		54,395	63,340
	Ford Motor 7.45% 7/16/31		24,000	22,800
	Ford Motor Credit
	8.625% 11/1/10		22,000	22,537
	Global Cash Access
	8.75% 3/15/12		4,000	4,025
	Goodyear Tire & Rubber
	10.50% 5/15/16		11,000	11,935
#	Harrah’s Operating 144A
	10.00% 12/15/18		17,000	14,153
#	Harrahs Operating Escrow 144A
	11.25% 6/1/17		6,000	6,495
	Interface
	9.50% 2/1/14		3,000	3,105
	#144A 11.375% 11/1/13		4,000	4,530
	International Game Technology
	7.50% 6/15/19		15,000	17,018
#	Invista 144A 9.25% 5/1/12		15,000	15,263
	K Hovnanian Enterprises
	6.25% 1/15/15		4,000	3,180
	7.50% 5/15/16		7,000	5,530
	#144A 10.625% 10/15/16		7,000	7,490
#	Landry’s Restaurants 144A
	11.625% 12/1/15		4,000	4,320
	M/I Homes 6.875% 4/1/12		4,000	3,900
	Macy’s Retail Holdings
	6.65% 7/15/24		27,000	25,649
	8.875% 7/15/15		7,000	7,945
	MGM MIRAGE
	7.50% 6/1/16		11,000	9,213
	7.625% 1/15/17		7,000	5,863
	13.00% 11/15/13		7,000	8,190
	#144A 11.125% 11/15/17		4,000	4,520
	#144A 11.375% 3/1/18		42,000	40,739
	Mohawk Industries
	6.875% 1/15/16		4,000	4,150
	Mohegan Tribal Gaming Authority
	6.875% 2/15/15		7,000	5,338
#	NCL 144A 11.75% 11/15/16		4,000	4,370
	New Albertsons
	7.25% 5/1/13		4,000	4,220
	Norcraft Holdings
	9.75% 9/1/12		7,000	6,685
	OSI Restaurant Partners
	10.00% 6/15/15		7,000	6,913

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Pinnacle Entertainment
	7.50% 6/15/15	USD	17,000	$14,790
	#144A 8.625% 8/1/17		5,000	4,913
#@	Pokagon Gaming Authority
	144A 10.375% 6/15/14		7,000	7,385
	Rite Aid 9.375% 12/15/15		9,000	7,785
	Royal Caribbean Cruises
	6.875% 12/1/13		7,000	7,105
	Ryland Group
	8.40% 5/15/17		7,000	7,648
	Sally Holdings
	10.50% 11/15/16		10,000	10,950
#	Sealy Mattress 144A
	10.875% 4/15/16		5,000	5,625
#	Shingle Springs Tribal
	Gaming Authority 144A
	9.375% 6/15/15		16,000	13,360
	Speedway Motorsports
	8.75% 6/1/16		5,000	5,350
	Standard Pacific
	10.75% 9/15/16		7,000	7,481
	Tenneco 8.625% 11/15/14		15,000	15,300
	Toys R Us
	7.625% 8/1/11		4,000	4,160
#	Toys R Us Property 144A
	10.75% 7/15/17		4,000	4,480
#	TRW Automotive 144A
	8.875% 12/1/17		11,000	11,454
				561,852
Consumer Non-Cyclical – 0.68%
	Accellent 10.50% 12/1/13		11,000	11,220
#	Alliance One International 144A
	10.00% 7/15/16		18,000	18,900
	Bausch & Lomb
	9.875% 11/1/15		11,000	11,688
	Beckman Coulter
	6.00% 6/1/15		40,000	43,593
#	Bio-Rad Laboratories 144A
	8.00% 9/15/16		4,000	4,270
#	CareFusion 144A
	6.375% 8/1/19		40,000	43,819
	DJO Finance
	10.875% 11/15/14		7,000	7,639
#	Dole Food 144A
	8.00% 10/1/16		4,000	4,120
	Hospira 6.40% 5/15/15		35,000	38,858
	Ingles Markets
	8.875% 5/15/17		7,000	7,350
	Inverness Medical Innovations
	9.00% 5/15/16		11,000	11,248
	Jarden 8.00% 5/1/16		11,000	11,578
#	JBS USA Finance 144A
	11.625% 5/1/14		12,000	13,740
	Kraft Foods 5.375% 2/10/20		25,000	25,457
	Life Technologies
	6.00% 3/1/20		35,000	35,901
	LVB Acquistion
	11.625% 10/15/17		5,000	5,625
	PIK 10.375% 10/15/17		5,000	5,525
	Medco Health Solutions
	7.125% 3/15/18		30,000	34,255
#	National Money Mart 144A
	10.375% 12/15/16		6,000	6,398
	Smithfield Foods
	7.75% 5/15/13		5,000	5,075
	7.75% 7/1/17		5,000	4,938
	#144A 10.00% 7/15/14		5,000	5,600
	Supervalu
	7.50% 11/15/14		4,000	4,080
	8.00% 5/1/16		7,000	7,123
#	Tops Markets 144A
	10.125% 10/15/15		5,000	5,225
#	Tyson Foods 144A
	10.50% 3/1/14		7,000	8,348
	Universal Hospital Services
	PIK 8.50% 6/1/15		5,000	5,000
#	Viskase 144A
	9.875% 1/15/18		7,000	7,123
	Yale University
	2.90% 10/15/14		30,000	30,285
	Yankee Acquisition
	9.75% 2/15/17		15,000	15,563
				439,544
Energy – 1.29%
	AmeriGas Partners
	7.125% 5/20/16		4,000	4,060
#	Antero Resources Finance 144A
	9.375% 12/1/17		5,000	5,175
	Chesapeake Energy
	6.50% 8/15/17		11,000	10,698
	6.625% 1/15/16		15,000	14,775
	Complete Production Service
	8.00% 12/15/16		11,000	10,945
	Copano Energy
	7.75% 6/1/18		7,000	7,018
	Denbury Resources
	9.75% 3/1/16		5,000	5,525
	El Paso
	6.875% 6/15/14		7,000	7,178
	7.25% 6/1/18		15,000	15,554
	Enbridge Energy Partners
	•8.05% 10/1/37		15,000	14,869
	9.875% 3/1/19		10,000	13,015
	Energy Transfer Partners
	9.70% 3/15/19		25,000	31,694
	Enterprise Products Operating
	•8.375% 8/1/66		20,000	20,325
	9.75% 1/31/14		25,000	30,382

(continues)     27

Statements of net assets

Delaware Foundation® Growth Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Forest Oil 7.25% 6/15/19	USD	7,000	$7,070
	Geophysique-Veritas
	7.75% 5/15/17		11,000	11,055
#	Gibson Energy/GEP
	Midstream Finance 144A
	10.00% 1/15/18		4,000	3,950
#	Helix Energy Solutions 144A
	9.50% 1/15/16		15,000	15,525
#	Hercules Offshore 144A
	10.50% 10/15/17		11,000	11,028
#	Hilcorp Energy Finance I 144A
	7.75% 11/1/15		4,000	3,970
	9.00% 6/1/16		11,000	11,495
#	Holly 144A 9.875% 6/15/17		7,000	7,245
#	Inergy Finance 144A
	8.75% 3/1/15		5,000	5,256
	Key Energy Services
	8.375% 12/1/14		11,000	11,179
	Kinder Morgan Energy
	Partners 9.00% 2/1/19		30,000	37,490
#	Linn Energy 144A
	8.625% 4/15/20		5,000	5,019
	Mariner Energy
	8.00% 5/15/17		10,000	9,875
	Massey Energy
	6.875% 12/15/13		11,000	11,206
#	Midcontinent Express
	Pipeline 144A
	5.45% 9/15/14		20,000	20,728
	6.70% 9/15/19		35,000	36,938
#	Murray Energy 144A
	10.25% 10/15/15		7,000	7,210
	Nexen 7.50% 7/30/39		25,000	28,608
	Noble Energy 8.25% 3/1/19		25,000	30,327
	OPTI Canada
	7.875% 12/15/14		7,000	6,580
	8.25% 12/15/14		7,000	6,615
	Petrobras International
	Finance 5.875% 3/1/18		5,000	5,247
	PetroHawk Energy
	7.875% 6/1/15		5,000	5,119
	#144A 10.50% 8/1/14		7,000	7,761
	Petroleum Development
	12.00% 2/15/18		7,000	7,455
	Plains All American Pipeline
	5.75% 1/15/20		20,000	20,547
	8.75% 5/1/19		55,000	67,207
	Plains Exploration & Production
	8.625% 10/15/19		5,000	5,325
	Pride International
	8.50% 6/15/19		25,000	28,375
	Quicksilver Resources
	7.125% 4/1/16		12,000	11,460
	Range Resources
	8.00% 5/15/19		7,000	7,508
	Regency Energy Partners
	8.375% 12/15/13		4,000	4,170
	#144A 9.375% 6/1/16		4,000	4,260
#	Rockies Express Pipeline 144A
	5.625% 4/15/20		20,000	19,728
#	SandRidge Energy 144A
	8.75% 1/15/20		11,000	10,780
	9.875% 5/15/16		11,000	11,358
•	TransCanada Pipelines
	6.35% 5/15/67		30,000	28,585
	Weatherford International
	9.625% 3/1/19		25,000	31,684
#	Woodside Finance 144A
	4.50% 11/10/14		5,000	5,128
	5.00% 11/15/13		5,000	5,269
	8.125% 3/1/14		55,000	63,044
				829,592
Financials – 0.27%
	Capital One Capital V
	10.25% 8/15/39		15,000	17,817
	Capitial One Capital VI
	8.875% 5/15/40		15,000	16,459
	FTI Consulting
	7.75% 10/1/16		15,000	15,375
	General Electric Capital
	6.00% 8/7/19		89,000	94,212
	International Lease Finance
	6.625% 11/15/13		17,000	16,559
	Nuveen Investments
	10.50% 11/15/15		12,000	11,700
				172,122
Insurance – 0.11%
	MetLife
	6.40% 12/15/36		35,000	31,851
	6.817% 8/15/18		15,000	16,666
	Prudential Financial
	3.875% 1/14/15		20,000	19,984
	UnitedHealth Group
	5.80% 3/15/36		5,000	4,697
				73,198
Media – 0.86%
	Affinion Group
	11.50% 10/15/15		7,000	7,210
#	Cablevision Systems 144A
	8.625% 9/15/17		7,000	7,438
	CBS 5.75% 4/15/20		10,000	10,062
	CCH II Capital
	13.50% 11/30/16		11,000	13,283
#	Cengage Learning
	Acquisitions 144A
	10.50% 1/15/15		5,000	4,825

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Media (continued)
#	Cequel Communications
	Holdings I 144A
	8.625% 11/15/17	USD	4,000	$4,130
	Clear Channel Communications
	10.75% 8/1/16		11,000	8,663
	Comcast
	4.95% 6/15/16		10,000	10,439
	5.15% 3/1/20		10,000	10,109
	5.85% 11/15/15		5,000	5,485
	6.50% 1/15/15		5,000	5,634
	6.95% 8/15/37		5,000	5,426
#	Cox Communications 144A
	5.875% 12/1/16		10,000	10,760
	6.45% 12/1/36		10,000	10,107
	6.95% 6/1/38		10,000	10,858
	DIRECTV Holdings
	7.625% 5/15/16		70,000	78,496
	DISH DBS 7.875% 9/1/19		20,000	20,900
#	GXS Worldwide 144A
	9.75% 6/15/15		15,000	14,513
#	Interpublic Group 144A
	10.00% 7/15/17		7,000	7,954
	Lamar Media
	6.625% 8/15/15		7,000	6,834
	LIN Television 6.50% 5/15/13		4,000	3,920
	Nielsen Finance
	10.00% 8/1/14		19,000	19,998
	Shaw Communication
	6.75% 11/9/39	CAD	33,000	33,510
#	Sinclair Television Group 144A
	9.25% 11/1/17	USD	7,000	7,403
	Sirius XM Radio
	9.625% 8/1/13		4,000	4,195
#	Terremark Worldwide 144A
	12.00% 6/15/17		7,000	8,085
	Time Warner Cable
	8.25% 4/1/19		95,000	115,147
#	Univision Communications 144A
	12.00% 7/1/14		10,000	11,000
#	Videotron 144A
	7.125% 1/15/20	CAD	17,000	17,159
#	Vivendi 144A
	5.75% 4/4/13	USD	40,000	43,063
	6.625% 4/4/18		22,000	23,868
#	XM Satellite Radio 144A
	13.00% 8/1/13		5,000	5,656
	XM Satellite Radio Holdings
	PIK 10.00% 6/1/11		7,000	7,070
				553,200
Real Estate – 0.14%
	Developers Diversified Realty
	5.375% 10/15/12		10,000	9,995
	7.50% 4/1/17		5,000	5,065
	9.625% 3/15/16		10,000	11,199
#	Digital Realty Trust 144A
	5.875% 2/1/20		10,000	9,796
	ProLogis
	6.875% 3/15/20		25,000	24,737
	7.375% 10/30/19		20,000	20,566
	Ventas Realty 6.50% 6/1/16		5,000	5,116
				86,474
Services Non-Cyclical – 0.20%
	ARAMARK 8.50% 2/1/15		14,000	14,385
	Avis Budget Car Rental
	8.00% 5/15/16		7,000	6,895
#	Brambles USA 144A
	3.95% 4/1/15		10,000	10,060
	5.35% 4/1/20		10,000	10,073
	Hertz
	8.875% 1/1/14		7,000	7,228
	10.50% 1/1/16		11,000	11,866
	Iron Mountain
	8.00% 6/15/20		11,000	11,330
	RSC Equipment Rental
	9.50% 12/1/14		15,000	14,925
	#144A 10.25% 11/15/19		7,000	7,053
	Select Medical
	7.625% 2/1/15		9,000	8,618
	Tenet Healthcare
	7.375% 2/1/13		10,000	10,150
•	US Oncology Holdings PIK
	6.643% 3/15/12		15,479	14,744
				127,327
Technology – 0.06%
	Freescale Semiconductor
	8.875% 12/15/14		7,000	6,720
	National Semiconductor
	3.95% 4/15/15		15,000	14,831
	SunGard Data Systems
	10.25% 8/15/15		10,000	10,563
#	Unisys 144A
	12.75% 10/15/14		7,000	8,199
				40,313
Telecommunications – 0.82%
	America Movil
	5.625% 11/15/17		19,000	20,166
	American Tower
	7.00% 10/15/17		25,000	28,062
	AT&T 6.50% 9/1/37		45,000	46,813
	Cincinnati Bell
	7.00% 2/15/15		11,000	10,753
	8.25% 10/15/17		11,000	11,193
#	Clearwire Communications 144A
	12.00% 12/1/15		26,000	26,638
	Cricket Communications
	9.375% 11/1/14		14,000	14,315
	#144A 7.75% 5/15/16		5,000	5,213

(continues)     29

Statements of net assets

Delaware Foundation® Growth Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
	Crown Castle International
	9.00% 1/15/15	USD	6,000	$6,525
#	GCI 144A 8.625% 11/15/19		4,000	4,095
#	Global Crossing 144A
	12.00% 9/15/15		10,000	11,150
	Hughes Network Systems
	9.50% 4/15/14		11,000	11,358
	Intelsat Bermuda PIK
	11.50% 2/4/17		250	258
	Level 3 Financing
	9.25% 11/1/14		5,000	4,900
	#144A 10.00% 2/1/18		7,000	6,720
	MetroPCS Wireless
	9.25% 11/1/14		22,000	22,605
#	NII Capital 144A
	10.00% 8/15/16		11,000	12,100
	PAETEC Holding
	8.875% 6/30/17		4,000	4,130
	9.50% 7/15/15		7,000	7,123
#	Qwest 144A 8.375% 5/1/16		10,000	11,300
	Rogers Communications
	6.68% 11/4/39	CAD	10,000	10,467
	7.50% 3/15/15	USD	10,000	11,684
	Sprint Capital
	6.875% 11/15/28		7,000	5,670
	8.75% 3/15/32		24,000	22,380
#	Telcordia Technologies 144A
	10.00% 3/15/13		19,000	18,668
	Telecom Italia Capital
	5.25% 10/1/15		67,000	68,681
	Telesat Canada
	11.00% 11/1/15		11,000	12,293
	12.50% 11/1/17		5,000	5,775
	Verizon Communications
	6.40% 2/15/38		15,000	15,614
	Vodafone Group
	5.00% 12/16/13		7,000	7,561
	5.00% 9/15/15		10,000	10,592
	5.375% 1/30/15		62,000	66,581
	Windstream 8.125% 8/1/13		7,000	7,368
				528,751
Transportation – 0.04%
#	Kansas City Southern
	de Mexico 144A
	8.00% 2/1/18		12,000	12,360
	Kansas City Southern Railway
	13.00% 12/15/13		7,000	8,365
#	United Air Lines 144A
	12.00% 11/1/13		5,000	5,200
				25,925
Utilities – 0.52%
	AES
	8.00% 10/15/17		11,000	11,220
	8.00% 6/1/20		25,000	25,031
	Ameren 8.875% 5/15/14		10,000	11,549
#	American Transmission
	Systems 144A
	5.25% 1/15/22		20,000	20,089
	CMS Energy 6.55% 7/17/17		10,000	10,368
	Dynegy Holdings
	7.75% 6/1/19		14,000	10,640
	Edison Mission Energy
	7.20% 5/15/19		5,000	3,475
	7.50% 6/15/13		5,000	4,363
#	Electricite de France 144A
	4.60% 1/27/20		15,000	14,815
	Illinois Power
	9.75% 11/15/18		50,000	64,181
	Mirant North America
	7.375% 12/31/13		4,000	4,010
	NRG Energy
	7.375% 2/1/16		5,000	4,975
	7.375% 1/15/17		10,000	9,925
	Orion Power Holdings
	12.00% 5/1/10		4,000	4,035
	Pennsylvania Electric
	5.20% 4/1/20		30,000	30,097
	PPL Electric Utilities
	7.125% 11/30/13		12,000	13,899
	Public Service Company of
	Oklahoma 5.15% 12/1/19		65,000	65,695
•	Puget Sound Energy
	6.974% 6/1/67		15,000	13,404
	Texas Competitive Electric
	Holdings 10.25% 11/1/15		7,000	4,900
	TXU 5.55% 11/15/14		11,000	8,085
				334,756
Total Corporate Bonds (cost $5,013,294)				5,477,052

Municipal Bond – 0.02%
	Puerto Rico Sales Tax
	Financing Revenue First
	Subordinate Series A
	5.00% 8/1/39		15,000	15,700
Total Municipal Bond (cost $15,000)				15,700

Non-Agency Asset-Backed Securities – 0.40%
•#	AH Mortgage Advance Trust
	Series 2009-ADV3 A1 144A
	2.179% 10/6/21		20,000	19,950
	Capital Auto Receivables
	Asset Trust Series 2007-3 A3A
	5.02% 9/15/11		15,167	15,319
	Caterpillar Financial Asset
	Trust Series 2008-A A3
	4.94% 4/25/14		35,372	36,091

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Asset-Backed Securities (continued)
	Chase Issuance Trust
	Series 2005-A7 A7
	4.55% 3/15/13	USD	15,000	$15,464
	Series 2005-A10 A10
	4.65% 12/17/12		15,000	15,337
	CNH Equipment Trust
	•Series 2007-A A4
	0.27% 9/17/12		5,092	5,085
	•Series 2007-B A3B
	0.83% 10/17/11		2,783	2,783
	Series 2008-A A4A
	4.93% 8/15/14		40,000	41,906
	Series 2009-C A3
	1.85% 12/16/13		10,000	10,065
	Series 2009-C A4
	3.00% 8/17/15		25,000	25,315
	Series 2010-A A4
	2.49% 1/15/16		25,000	24,992
	Daimler Chrysler Auto
	Trust Series 2008-B A3A
	4.71% 9/10/12		20,000	20,532
•#	Nissan Master Owner
	Trust Receivables
	Series 2010-AA A 144A
	1.38% 1/15/15		25,000	25,069
Total Non-Agency Asset-Backed Securities
	(cost $250,340)			257,908

Non-Agency Collateralized Mortgage Obligations – 0.28%
	Bank of America Alternative
	Loan Trust
	Series 2004-2 1A1
	6.00% 3/25/34		2,282	2,219
	Series 2004-10 1CB1
	6.00% 11/25/34		2,561	2,080
	Series 2005-3 2A1
	5.50% 4/25/20		2,329	2,106
	Series 2005-6 7A1
	5.50% 7/25/20		2,251	2,093
•	Citigroup Mortgage Loan Trust
	Series 2007-AR8 1A3A
	5.808% 8/25/37		79,140	57,156
s@	Countrywide Home Loan
	Mortgage Pass Through Trust
	Series 2006-17 A5
	6.00% 12/25/36		6,902	6,289
	Lehman Mortgage Trust
	Series 2005-2 2A3
	5.50% 12/25/35		27,609	24,976
s•	Washington Mutual Mortgage
	Pass Through Certificates
	Series 2006-AR10 1A1
	5.921% 9/25/36		27,394	21,418
	Series 2007-HY1 1A1
	5.667% 2/25/37		16,806	12,166
	Wells Fargo Mortgage-
	Backed Securities Trust
	Series 2006-1 A3
	5.00% 3/25/21		2,233	2,161
	Series 2006-2 3A1
	5.75% 3/25/36		15,118	13,942
	•Series 2006-AR5 2A1
	5.504% 4/25/36		26,621	20,960
	•Series 2006-AR10 5A1
	5.497% 7/25/36		14,308	11,300
Total Non-Agency Collateralized Mortgage
	Obligations (cost $138,625)			178,866

Regional Authority – 0.01%Δ
Canada – 0.01%
	Province of Quebec Canada
	4.50% 12/1/19	CAD	7,000	6,992
Total Regional Authority (cost $6,721)				6,992

«Senior Secured Loans – 1.10%
	Allied Security Holdings
	Term Tranche Loan
	6.75% 2/23/15	USD	27,000	27,236
	Allison Transmission
	Term Tranche Loan B
	3.002% 8/7/14		10,000	9,551
	ATI Holdings Term Tranche
	Loan 7.00% 2/18/16		5,000	4,879
	Avis Budget Car Rental
	Term Tranche Loan
	4.25% 4/21/14		4,186	4,203
	Calpine Term Tranche Loan
	3.124% 3/31/14		15,000	14,570
	Cengage Learning
	Acquisitions Term Tranche
	Loan 7.50% 7/7/14		45,000	45,730
	CF Industries Holdings
	Term Tranche Loan
	10.00% 10/15/10		10,000	10,000
	Charter Communications
	Operating Term Tranche
	Loan B 2.25% 3/6/14		45,000	43,434
	Community Health Systems
	Term Tranche Loan B
	2.502% 7/25/14		25,639	25,001
	Term Tranche Loan DD
	2.502% 7/25/14		1,313	1,282
	Dana Holdings Term Tranche Loan B
	4.334% 1/30/15		9,041	8,913
	Delta Air Lines Term Tranche Loan
	8.75% 9/16/13		40,000	40,675
	First Data Term Tranche Loan B2
	3.00% 9/24/14		34,910	30,946
	Ford Motor Term Tranche Loan B
	3.258% 12/15/13		39,408	38,219

(continues)     31

Statements of net assets

Delaware Foundation® Growth Allocation Fund

	Principal		Value
	Amount°		(U.S. $)
«Senior Secured Loans (continued)
Freescale Semiconductor
Term Tranche Loan
1.979% 12/1/16	USD	14,984	$14,110
Graham Packaging
Term Tranche Loan C
6.75% 4/5/14		10,000	10,122
Graphic Packaging International
Term Tranche Loan
3.00% 5/16/14		40,000	39,948
Harrah’s Operating
Term Tranche Loan B
9.50% 10/31/16		5,000	5,189
Intelsat
Term Tranche Loan B-2-A
2.728% 1/3/14		13,336	13,013
Term Tranche Loan B-2-B
2.728% 1/3/14		13,332	13,009
Term Tranche Loan B-2-C
2.728% 1/3/14		13,332	13,009
JohnsonDiversey Term
Tranche Loan B
5.50% 11/24/15		10,000	10,106
Nalco Holding Term Tranche Loan
6.50% 5/6/16		40,000	40,475
Nuveen Investments
2nd Lien Term Tranche Loan
12.50% 7/9/15		25,000	26,844
Term Tranche Loan B
3.302% 11/13/14		22,000	20,240
PQ Term Tranche Loan
6.73% 7/30/15		25,000	23,022
RehabCare Group
Term Tranche Loan B
6.00% 11/3/15		10,000	10,075
Rental Service 2nd Lien
Term Tranche Loan
3.817% 10/7/13		40,000	38,730
Reynolds Group Holdings
Term Tranche Loan
6.25% 11/5/15		10,000	10,122
Rite Aid Term Tranche Loan
9.50% 6/5/15		15,000	15,719
Rockwood Specialties Group
Term Tranche Loan H
6.00% 5/15/14		15,000	15,115
Smurfit-Stone Container
Enterprise Term Tranche Loan
6.75% 1/2/16		10,000	10,038
SunGard Data Systems
Term Tranche Loan
6.75% 2/28/14		10,000	10,100
Texas Competitive Electric
Holdings Term Tranche Loan B2
3.729% 10/10/14		35,776	29,477
Univision Communications
Term Tranche Loan B
2.533% 9/29/14		40,000	35,768
Total Senior Secured Loans (cost $686,813)			708,870

Sovereign Debt – 1.11%Δ
Australia – 0.17%
Australian Government
6.25% 4/15/15	AUD	114,000	107,988
			107,988
Indonesia – 0.28%
Indonesia Government
9.50% 6/15/15	IDR	270,000,000	31,459
10.50% 8/15/30	IDR	270,000,000	30,670
10.75% 5/15/16	IDR	351,000,000	42,980
11.00% 11/15/20	IDR	273,000,000	34,100
12.80% 6/15/21	IDR	300,000,000	41,544
			180,753
Mexico – 0.18%
Mexican Bonos
7.50% 6/3/27	MXN	942,800	71,894
7.75% 12/14/17	MXN	520,000	42,941
			114,835
Norway – 0.35%
Eksportfinans
3.00% 11/17/14	USD	25,000	25,123
5.50% 5/25/16		55,000	60,657
Norwegian Government
4.50% 5/22/19	NOK	322,000	57,393
5.00% 5/15/15	NOK	446,000	81,568
			224,741
Poland – 0.08%
Poland Government
5.50% 10/25/19	PLN	150,000	52,638
			52,638
Sweden – 0.05%
Svensk Exportkredit
3.25% 9/16/14	USD	30,000	30,680
			30,680
Total Sovereign Debt (cost $688,798)			711,635

Supranational Banks – 0.31%
European Investment Bank
9.00% 12/21/18	ZAR	300,000	41,192
International Bank
for Reconstruction
& Development
5.75% 10/21/19	AUD	179,000	158,031
Total Supranational Banks (cost $194,995)			199,223

U.S. Treasury Obligations – 1.25%
U.S. Treasury Bill
0.10% 4/15/10	USD	93,542	93,537
0.12% 4/22/10		74,834	74,828
¥ U.S. Treasury Inflation Index
Notes 1.625% 1/15/15		124,829	130,544

	Principal		Value
	Amount°		(U.S. $)
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
1.375% 3/15/13	USD	230,000	$228,724
2.50% 3/31/15		250,000	249,376
3.625% 2/15/20		30,000	29,498
Total U.S. Treasury Obligations (cost $807,299)			806,507

	Number of
	Shares
Preferred Stock – 0.19%
• Bank of America 8.125%		15,000	15,324
Braskem Class A		1,892	13,828
@ Transneft		78	90,479
Total Preferred Stock (cost $62,335)			119,631

	Principal
	Amount°
Certificate of Deposit – 0.39%
Bank of Nova Scotia Housing
0.29% 4/29/10	USD	250,000	250,019
Total Certificate of Deposit (cost $250,040)			250,019

≠Discounted Commercial Paper – 0.47%
Total Capital Canada
0.20% 6/4/10		300,000	299,879
Total Discounted Commercial Paper
(cost $299,893)			299,879

≠Discount Notes – 3.20%
Federal Home Loan Bank
0.001% 4/1/10		1,496,680	1,496,680
0.01% 4/5/10		561,255	561,254
Total Discount Notes (cost $2,057,934)			2,057,934

Total Value of Securities – 99.39%
(cost $57,438,260)			$63,934,375
Receivables and Other Assets
Net of Liabilities – 0.61%			390,485
Net Assets Applicable to 6,969,724
Shares Outstanding – 100.00%			$64,324,860

Net Asset Value – Delaware Foundation® Growth Allocation
Fund Class A ($35,320,423 / 3,817,939 Shares)			$9.25
Net Asset Value – Delaware Foundation Growth Allocation
Fund Class B ($3,638,913 / 401,238 Shares)			$9.07
Net Asset Value – Delaware Foundation Growth Allocation
Fund Class C ($6,992,339 / 770,193 Shares)			$9.08
Net Asset Value – Delaware Foundation Growth Allocation
Fund Class R ($2,509,952 / 272,799 Shares)			$9.20
Net Asset Value – Delaware Foundation Growth Allocation
Fund Institutional Class ($15,863,233 / 1,707,555 Shares)			$9.29

Components of Net Assets at March 31, 2010:
Shares of beneficial interest
(unlimited authorization – no par)	$59,375,148
Undistributed net investment income	511,229
Accumulated net realized loss on investments
and foreign currencies	(2,066,269)
Net unrealized appreciation of investments	6,504,752
Total net assets	$64,324,860

°Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
ILS — Israeli Shekel
INR — Indian Rupee
KRW — South Korean Wan
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Kroner
PLN — Polish Zloty
SGD — Singapore Dollar
TWD — Taiwan Dollar
USD — United States Dollar
ZAR — South African Rand

†	Non income producing security.

«
Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2010.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of March 31, 2010.

¥	Fully or partially pledged as collateral for financial futures contracts.

Φ	Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2010.

s
Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2010, the aggregate amount of Rule 144A securities was $1,499,080, which represented 2.33% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

@	Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $267,716, which represented 0.42% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

(continues)     33

Statements of net assets

Delaware Foundation® Growth Allocation Fund

=
Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2010, the aggregate amount of fair valued securities was $221,295, which represented 0.34% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

§	Developing Market – countries that are thought to be most developed and therefore less risky than emerging markets.

X	Emerging Market – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

Summary of Abbreviations:
ADR — American Depositary Receipts
CDS — Credit Default Swap
GDR — Global Depositary Receipts
NVDR — Non Voting Depositary Receipts
PIK — Pay-in-kind
REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
S.F. — Single Family
TBA — To be announced
yr — year

Net Asset Value and Offering Price Per Share –
Delaware Foundation Growth Allocation Fund
Net asset value Class A (A)	$9.25
Sales charge (5.75% of offering price) (B)	0.56
Offering price	$9.81

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

1 The following foreign currency exchange contracts, financial futures contracts and swap contracts were outstanding at March 31, 2010:

Foreign Currency Exchange Contracts

					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
AUD	(5,022)	USD	4,562	4/30/10	$(31)
AUD	(13,777)	USD	12,489	4/30/10	(111)
BRL	261,042	USD	(143,429)	4/30/10	2,420
CAD	67,795	USD	(66,338)	4/30/10	422
CAD	24,433	USD	(23,886)	4/30/10	174
CAD	17,425	USD	(17,000)	4/30/10	159
CLP	1,418,900	USD	(2,662)	4/30/10	46
EUR	542	USD	(731)	4/30/10	1
EUR	(41,394)	USD	56,000	4/30/10	86
GBP	(237)	USD	354	4/30/10	(7)
GBP	(39,403)	USD	59,190	4/30/10	(599)
IDR	221,444,000	USD	(24,188)	4/30/10	41
ILS	100,950	USD	(26,950)	4/30/10	358
INR	3,811,680	USD	(82,000)	10/20/10	1,520
KRW	158,796,399	USD	(138,978)	4/30/10	1,202
KRW	34,195,650	USD	(29,949)	4/30/10	238
MYR	374,926	USD	(112,253)	4/30/10	2,621
MYR	6,827	USD	(2,046)	4/30/10	46
NOK	364,615	USD	(61,068)	4/30/10	204
NOK	156,653	USD	(26,263)	4/30/10	62
NOK	(344,265)	USD	57,576	4/30/10	(277)
PLN	(36,159)	USD	12,394	4/30/10	(232)
PLN	53,820	USD	(18,513)	4/30/10	280
SGD	113,136	USD	(80,604)	4/30/10	259
TWD	2,585,025	USD	(81,457)	4/30/10	(1)
ZAR	(360,191)	USD	48,352	4/30/10	(794)
					$8,087

Financial Futures Contracts
Contract	Notional	Notional	Expiration	Unrealized
to Buy	Cost	Value	Date	Depreciation
8 U.S. Treasury
5 yr Notes	$921,684	$918,750	6/30/10	$(2,934)

Swap Contracts
CDS Contracts

Swap Counterparty & Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
Protection Purchased:
Barclays
ITRAXX EUR Sub
Financials 12.1
5 yr CDS	$90,000	1.00%	12/20/14	$(1,650)
Kingdom of
Spain 5 yr CDS	80,000	1.00%	3/20/15	(716)
JPMorgan Chase
Portuguese
Republic
5 yr CDS	38,000	1.00%	6/20/15	(10)
	$208,000			$(2,376)
Protection Sold:
Citigroup Global
Markets MetLife
5 yr CDS	$10,000	5.00%	9/20/14	$ 523
	$10,000			523
Total				$(1,853)

The use of foreign currency exchange contracts, financial futures contracts and CDS contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 9 in “Notes to financial statements.”

See accompanying notes

(continues)     35

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

March 31, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock– 51.30%
U.S. Markets – 30.02%
Consumer Discretionary – 3.22%
†	AFC Enterprises	6,385	$68,511
†	Bally Technologies	6,090	246,889
	Big 5 Sporting Goods	2,720	41,398
†	Buffalo Wild Wings	1,530	73,608
†	Carmike Cinemas	2,415	33,496
†	CEC Entertainment	1,490	56,769
=†	Century Communications Tracking	25,000	0
†	Citi Trends	2,420	78,505
	CKE Restaurants	8,370	92,656
	Comcast Class A	35,500	668,110
	Cooper Tire & Rubber	2,290	43,556
†	DIRECTV Class A	1,100	37,191
†	DSW Class A	2,795	71,356
†	G-III Apparel Group	3,545	97,700
	Guess	5,120	240,538
†	Gymboree	1,905	98,355
†	Iconix Brand Group	4,775	73,344
†	Jack in the Box	4,150	97,733
	Jarden	7,770	258,663
†	Jo-Ann Stores	2,005	84,170
	Jones Apparel Group	4,080	77,602
†	Jos. A Bank Clothiers	965	52,737
†	Lincoln Educational Services	3,065	77,545
	Lowe’s	55,000	1,333,199
	McDonald’s	5,110	340,939
	Meredith	5,110	175,835
†	Mobile Mini	1,580	24,474
	National CineMedia	3,590	61,963
	NIKE Class B	11,500	845,250
	Nordstrom	2,280	93,138
†	Perry Ellis International	3,265	73,952
	Phillips-Van Heusen	7,460	427,906
†	Prestige Brands Holdings	7,035	63,315
†	Shuffle Master	7,330	60,033
	Staples	34,800	813,972
	Tanger Factory Outlet Centers	2,175	93,873
†	Tenneco	3,105	73,433
	Time Warner Cable	4,780	254,822
	Tractor Supply	1,650	95,783
†	Ulta Salon Cosmetics & Fragrance	4,570	103,373
†	Urban Outfitters	7,470	284,084
†	Viacom Class B	7,710	265,070
	Wal-Mart Stores	5,740	319,144
†	WMS Industries	5,425	227,525
			8,701,515
Consumer Staples – 2.71%
	Archer-Daniels-Midland	32,200	930,580
	Bunge	5,700	351,291
	Casey’s General Stores	2,585	81,169
	Coca-Cola	1,460	80,300
	Colgate-Palmolive	2,710	231,055
	CVS Caremark	25,930	948,001
	Heinz (H.J.)	1,700	77,537
	J&J Snack Foods	1,435	62,379
	Kimberly-Clark	10,400	653,952
	Kraft Foods Class A	23,300	704,592
	Lance	2,690	62,220
	PepsiCo	6,410	424,086
	Procter & Gamble	18,730	1,185,047
	Safeway	27,800	691,108
†	Susser Holdings	7,525	63,586
	Walgreen	20,800	771,472
			7,318,375
Energy – 2.93%
	Anadarko Petroleum	1,880	136,920
	Berry Petroleum Class A	2,805	78,989
†	Bristow Group	2,010	75,837
†	Carrizo Oil & Gas	3,180	72,981
	Chevron	12,560	952,425
	ConocoPhillips	28,155	1,440,691
	Devon Energy	2,470	159,142
	EOG Resources	11,150	1,036,281
	EQT	2,090	85,690
	Exxon Mobil	12,120	811,798
†	Key Energy Services	7,155	68,330
	Lufkin Industries	1,430	113,185
	Marathon Oil	19,500	616,980
	National Oilwell Varco	16,600	673,628
	Occidental Petroleum	3,530	298,426
	Penn Virginia	2,200	53,900
†	Pioneer Drilling	6,440	45,338
†	Rosetta Resources	3,495	82,307
	Schlumberger	5,210	330,627
†	Swift Energy	2,375	73,008
†	Willbros Group	4,730	56,807
	Williams	28,200	651,420
			7,914,710
Financials – 3.67%
	AFLAC	4,580	248,648
	Allstate	21,500	694,665
	American Equity Investment Life Holding	5,780	61,557
	AmTrust Financial Services	3,735	52,103
	Apollo Investment	7,540	95,984
	Ares Capital	5,375	79,765
	Bank of America	18,570	331,475
	Bank of New York Mellon	54,290	1,676,474
	BioMed Realty Trust	1,790	29,607
	Blackstone Group	2,000	28,000
	Capital One Financial	4,260	176,407
	City Holding	2,090	71,666
	CME Group	2,700	853,496
	Delphi Financial Group	2,430	61,139
	Dime Community Bancshares	6,850	86,516

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
	DuPont Fabros Technology	1,635	$35,300
	EastGroup Properties	2,040	76,990
	Entertainment Properties Trust	2,265	93,159
	First Mercury Financial	3,605	46,973
	Flushing Financial	4,765	60,325
	Goldman Sachs Group	2,230	380,505
	Harleysville Group	2,070	69,883
	Home Properties	2,255	105,534
	Host Hotels & Resorts	10,408	152,477
	Independent Bank	2,130	52,526
†	IntercontinentalExchange	7,500	841,349
	JPMorgan Chase	10,770	481,958
†	optionsXpress Holdings	4,525	73,712
†	Primerica	2,085	31,275
†	ProAssurance	1,375	80,493
	Prosperity Bancshares	1,705	69,905
	Protective Life	2,956	65,002
	Provident Financial Services	5,380	64,022
	Prudential Financial	5,460	330,330
	Sovran Self Storage	2,225	77,564
	TCF Financial	9,360	149,198
†	TD Ameritrade Holding	9,280	176,877
†	Texas Capital Bancshares	3,235	61,433
	Torchmark	4,030	215,645
	Travelers	16,120	869,512
	Trustmark	3,375	82,451
	Univest Corporation of Pennsylvania	1,550	28,970
	Webster Financial	3,485	60,953
	Wells Fargo	17,260	537,131
			9,918,954
Health Care – 4.42%
	Abbott Laboratories	4,310	227,051
†	Acorda Therapeutics	1,280	43,776
†	Affymetrix	6,545	48,040
†	Air Methods	1,320	44,880
†	Align Technology	3,910	75,619
†	Alkermes	7,065	91,633
	Allergan	17,600	1,149,631
†	Alliance HealthCare Services	7,897	44,381
†	Amgen	4,650	277,884
†	AMN Healthcare Services	5,855	51,524
	Bristol-Myers Squibb	24,200	646,140
	Cardinal Health	18,000	648,540
†	Catalyst Health Solutions	2,110	87,312
†	Celera	8,250	58,575
†	Celgene	2,070	128,257
†	Conmed	3,750	89,288
†	CryoLife	7,010	45,355
†	Express Scripts	3,110	316,474
†	Gen-Probe	3,870	193,500
†	Gilead Sciences	23,840	1,084,243
†	Human Genome Sciences	1,455	43,941
†	Inspire Pharmaceuticals	5,255	32,791
	Johnson & Johnson	12,250	798,700
†	Martek Biosciences	2,445	55,037
†	Medco Health Solutions	16,000	1,032,960
	Merck	26,100	974,835
†	Merit Medical Systems	4,440	67,710
†	Odyssey HealthCare	3,650	66,102
†	ONYX Pharmaceuticals	2,900	87,812
	Pfizer	62,340	1,069,131
†	PharMerica	3,255	59,306
	Quest Diagnostics	10,900	635,361
†	Quidel	3,875	56,343
†	Regeneron Pharmaceuticals	3,025	80,132
†	Res-Care	3,650	43,764
†	SonoSite	2,595	83,325
†	Sun Healthcare Group	6,980	66,589
†	Thermo Fisher Scientific	4,350	223,764
	UnitedHealth Group	28,330	925,541
†	Vertex Pharmaceuticals	2,840	116,071
	West Pharmaceutical Services	1,965	82,432
			11,953,750
Industrials – 2.63%
	AAON	2,570	58,133
	Acuity Brands	2,010	84,842
	Administaff	2,635	56,231
†	Alaska Air Group	4,335	178,732
	Applied Industrial Technologies	3,025	75,171
	Barnes Group	3,560	69,278
†	Chart Industries	3,515	70,300
†	Columbus McKinnon	4,120	65,384
†	CRA International	1,770	40,568
	Deere	2,480	147,461
	Diamond Management & Technology Consultants	3,715	29,163
	Ducommun	1,380	28,994
†	DynCorp International Class A	4,525	52,038
	ESCO Technologies	1,020	32,446
†	Esterline Technologies	1,660	82,054
	Expeditors
	International Washington	17,300	638,716
	Fluor	3,170	147,437
	General Electric	18,010	327,782
	Goodrich	4,300	303,236
	Granite Construction	1,145	34,602
†	Hawaiian Holdings	5,920	43,630
	Haynes International	1,970	69,994
	Honeywell International	5,640	255,323
†	Hub Group Class A	3,320	92,894
†	Kadant	2,660	38,331
†	Kforce	4,280	65,099
	Koppers Holdings	2,505	70,942

(continues)     37

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
	Lincoln Electric Holdings	2,350	$127,676
	Lockheed Martin	2,340	194,735
	Manpower	2,120	121,094
	McGrath Rentcorp	1,585	38,405
†	Metalico	12,575	75,324
†	MYR Group/Delaware	2,310	37,676
	Norfolk Southern	4,180	233,620
	Northrop Grumman	14,090	923,881
	Republic Services	3,880	112,598
	Rockwell Collins	2,590	162,108
	Roper Industries	2,160	124,934
†	Tetra Tech	2,380	54,835
†	Titan Machinery	3,190	43,671
	Triumph Group	1,315	92,168
†	Tutor Perini	2,335	50,786
	Union Pacific	3,150	230,895
†	United Stationers	1,670	98,280
	United Technologies	5,000	368,050
†	URS	2,660	131,963
	US Ecology	3,410	54,901
	Waste Management	19,200	661,056
			7,097,437
Information Technology – 7.61%
†	Adobe Systems	19,200	679,104
	American Software Class A	5,210	30,270
†	Amkor Technology	9,955	70,382
†	Anixter International	2,045	95,808
†	Apple	8,400	1,973,411
†	Applied Micro Circuits	6,595	56,915
†	Atheros Communications	2,640	102,194
†	Cisco Systems	18,490	481,295
†	EMC Massachusetts	16,280	293,691
	Expedia	2,670	66,643
†	FARO Technologies	3,780	97,335
†	Google Class A	2,760	1,564,947
	Hewlett-Packard	8,590	456,559
	iGate	7,565	73,607
†	infoGROUP	6,925	54,015
†	Informatica	3,780	101,531
	Intel	55,320	1,231,423
	International Business Machines	6,350	814,388
†	Intuit	28,400	975,256
†	IPG Photonics	2,760	40,848
†	IXYS	6,870	58,670
†	j2 Global Communications	3,220	75,348
†	JDA Software Group	3,050	84,851
†	Lawson Software	10,775	71,223
†	Liquidity Services	3,460	39,928
	MasterCard Class A	3,500	889,000
†	McAfee	3,910	156,908
†	MEMC Electronic Materials	18,500	283,605
	Microsoft	24,030	703,358
†	Motorola	88,100	618,462
†	NetAPP	6,210	202,198
†	NETGEAR	3,325	86,783
	NIC	7,575	59,615
†	Nuance Communications	7,420	123,469
†	ON Semiconductor	10,340	82,720
†	priceline.com	3,400	867,000
†	Progress Software	3,065	96,333
	QUALCOMM	35,320	1,483,087
	Quality Systems	1,475	90,624
†	QuinStreet	2,280	38,783
†	Radiant Systems	5,645	80,554
†	RightNow Technologies	3,590	64,117
†	Rofin-Sinar Technologies	1,875	42,413
	Sapient	9,265	84,682
†	SAVVIS	3,670	60,555
†	Semtech	3,285	57,258
†	Smith Micro Software	5,550	49,062
†	SolarWinds	2,185	47,327
†	SS&C Technologies Holdings	1,770	26,692
†	Symantec	42,670	721,976
†	Synaptics	2,745	75,789
†	Tekelec	5,345	97,065
†	TeleTech Holdings	3,895	66,527
†	Teradata	24,600	710,694
†	ValueClick	6,700	67,938
†	VeriSign	36,800	957,168
†	ViaSat	2,675	92,582
	Visa Class A	12,800	1,165,184
†	Vocus	4,005	68,285
	Xerox	65,400	637,650
			20,545,105
Materials – 1.09%
	AK Steel Holding	5,130	117,272
	Alcoa	12,050	171,592
	Dow Chemical	9,710	287,125
	duPont (E.I.) deNemours	16,600	618,184
	Freeport-McMoRan
	Copper & Gold	2,550	213,027
†	KapStone Paper & Packaging	6,025	71,517
†	Owens-Illinois	7,620	270,815
=∏†	PT Holdings	35	0
	Praxair	6,900	572,700
	Rock-Tenn Class A	1,930	87,950
†	Rockwood Holdings	3,215	85,583
	Schulman (A.)	2,865	70,107
	Silgan Holdings	1,095	65,952
†	Spartech	3,700	43,290
	United States Steel	4,410	280,123
			2,955,237

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Telecommunications – 1.05%
	Alaska Communications
	Systems Group	6,890	$55,947
†	Arris Group	5,510	66,175
	AT&T	25,680	663,571
	Atlantic Tele-Network	295	13,254
†	Crown Castle International	26,800	1,024,565
†	GeoEye	600	17,700
†	Knology	4,000	53,760
	NTELOS Holdings	3,630	64,578
	Plantronics	1,650	51,612
	Qwest Communications
	International	25,760	134,467
	Verizon Communications	21,900	679,338
			2,824,967
Utilities – 0.69%
	American Electric Power	3,590	122,706
	Edison International	18,600	635,562
	NorthWestern	2,430	65,148
†	NRG Energy	6,410	133,969
	Otter Tail	2,000	43,920
	Progress Energy	16,200	637,632
	Sempra Energy	3,450	172,155
	UNITIL	2,065	48,011
			1,859,103
Total U.S. Markets (cost $64,313,861)			81,089,153

§Developed Markets – 13.36%
Consumer Discretionary – 2.76%
†	Autoliv	16,700	860,550
	Bayerische Motoren Werke	15,862	733,291
	Don Quijote	24,600	614,145
	Esprit Holdings	68,980	544,164
	PPR	4,115	547,885
	Publicis Groupe	14,527	621,636
	Round One	54,258	356,922
	Techtronic Industries	743,500	603,284
	Toyota Motor	18,789	752,645
	Vivendi	29,982	802,472
	WPP Group	40,003	414,653
=	Yue Yuen Industrial Holdings	174,000	605,081
			7,456,728
Consumer Staples – 1.07%
	Coca-Cola Amatil	65,515	676,274
	First Pacific	323,987	209,892
	Greggs	75,322	556,473
	Metro	11,881	704,840
	Parmalat	269,587	738,303
			2,885,782
Energy – 0.48%
†	Nabors Industries	5,580	109,535
†	Noble	2,970	124,205
	Total	5,568	323,252
†	Transocean	8,602	743,041
			1,300,033
Financials – 1.74%
	Aspen Insurance Holdings	5,600	161,504
	Assured Guaranty	3,830	84,145
	AXA	25,811	574,214
	Banco Santander	54,389	722,905
	Franshion Properties China	334,000	113,567
	Link REIT	16,500	40,675
	Max Capital Group	3,315	76,212
	Mitsubishi UFJ
	Financial Group	146,073	765,598
	Nordea Bank	64,465	636,199
	Standard Chartered	27,625	753,813
	UniCredit	258,891	764,962
			4,693,794
Health Care – 1.32%
	Astellas Pharma	18,900	684,314
	AstraZeneca	6,470	288,488
†	Eurand	6,765	76,309
	Novartis	9,579	517,403
	Novo Nordisk ADR	11,600	894,592
	Novo Nordisk Class B	5,350	415,182
	Sanofi-Aventis	9,421	702,316
			3,578,604
Industrials – 2.84%
	Asahi Glass	72,000	810,953
	Cie de Saint-Gobain	12,682	609,836
	Deutsche Post	40,481	700,447
†	Finmeccanica	53,041	707,854
†	Flextronics International	1,100	8,624
	ITOCHU	83,749	733,666
	Koninklijke Philips Electronics	23,070	739,781
	Singapore Airlines	69,083	750,634
	Teleperformance	24,278	836,234
	Tomkins	217,153	777,108
	Vallourec	4,942	996,637
			7,671,774
Information Technology – 0.92%
	Accenture Class A	2,740	114,943
†	CGI Group Class A	100,238	1,500,362
	Nokia	54,970	856,111
			2,471,416

(continues)     39

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Materials – 0.92%
	Agrium	5,100	$360,213
	Alumina ADR	12,675	79,346
†	Anglo American	4,712	205,489
	ArcelorMittal	9,403	412,659
@	Griffin Mining	6,400	3,958
	Lafarge	10,252	721,475
	Syngenta ADR	12,500	693,875
			2,477,015
Telecommunications – 1.07%
	China Mobile ADR	14,025	674,883
	China Unicom Hong Kong	22,000	24,765
	China Unicom
	Hong Kong ADR	32,643	363,969
	Philippine Long Distance
	Telephone ADR	200	10,656
	Telstra	107,296	294,364
	TELUS	22,264	828,734
	Vodafone Group	300,219	692,781
			2,890,152
Utilities – 0.24%
	National Grid	66,376	646,218
			646,218
Total Developed Markets
	(cost $28,177,774)		36,071,516

XEmerging Markets – 7.92%
Consumer Discretionary – 0.27%
†	Focus Media Holding ADR	16,450	300,377
†#	Grupo Clarin Class B
	GDR 144A	700	4,117
	Grupo Televisa ADR	15,500	325,810
	JD Group	2,499	15,169
	Oriental Holdings	7,100	13,379
	Sun International	1,059	13,372
†	Turk Sise ve Cam Fabrikalari	13,455	16,930
	Wal-Mart de Mexico
	Series V	9,488	48,615
			737,769
Consumer Staples – 0.72%
	Brazil Foods ADR	1,400	76,916
	Chaoda Modern
	Agriculture Holdings	650,000	692,340
	CJ	1,110	66,122
†	Cosan Class A	24,625	232,214
@	Cresud ADR	17,169	239,336
	Fomento Economico
	Mexicano ADR	4,925	234,085
	Gudang Garam	7,000	19,059
	Lotte Confectionery	244	284,446
	President Chain Store	11,360	28,344
	Tongaat Hulett	1,136	16,050
	Wimm-Bill-Dann Foods ADR	2,100	47,082
			1,935,994
Energy – 1.32%
	China Petroleum &
	Chemical ADR	2,400	197,376
	China Shenhua Energy	8,000	34,569
	CNOOC	486,000	799,959
	CNOOC ADR	500	82,540
†	Gazprom ADR	21,565	505,699
	KazMunaiGas Exploration
	Production GDR	3,450	84,525
	LUKOIL ADR	611	34,668
	LUKOIL ADR (London
	International Exchange)	200	11,340
@	Oil & Gas Development GDR	300	4,636
	PetroChina	14,000	16,372
	PetroChina ADR	1,400	164,108
	Petroleo Brasileiro SA ADR	2,900	129,021
	Petroleo Brasileiro SP ADR	19,700	779,923
	Polski Koncern
	Naftowy Orlen	12,763	173,367
@	PTT Exploration & Production	8,319	38,211
†#	Reliance Industries
	GDR 144A	1,958	94,030
	Rosneft Oil GDR	4,323	34,411
	Sasol	873	36,253
	Sasol ADR	700	28,889
	SK Energy	1,404	150,768
	SK Holdings	139	12,347
	Surgutneftegaz ADR	6,017	59,628
	Tambang Batubara
	Bukit Asam	49,991	95,692
			3,568,332
Financials – 1.46%
†	Alarko Gayrimenkul
	Yatirim Ortakligi	194	2,352
	Banco Bradesco ADR	17,957	330,948
	Banco Santander
	Brasil ADR	14,000	174,020
	Bangkok Bank	36,000	153,109
	Credicorp	1,050	92,589
	Cyrela Brazil Realty	4,527	53,013
†	Grupo Financiero
	Galicia ADR	180,000	1,070,999
	Hong Leong Bank	14,000	37,122
†@	Indiabulls Real Estate GDR	200	679
@	IRSA Inversiones y
	Representaciones ADR	11,575	125,010
	Itau Unibanco Holding ADR	13,750	302,363
	KB Financial Group ADR	11,989	575,012
	KLCC Property Holdings	11,200	11,515
†	Polaris Securities	80,000	41,585
	Sberbank	240,174	703,710
	Standard Bank Group	6,860	107,840
	Turkiye Is Bankasi Class C	48,558	158,022
†	UEM Land Holdings	20,749	10,761
			3,950,649

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Health Care – 0.14%
	Teva Pharmaceutical
	Industries ADR	6,075	$383,211
			383,211
Industrials – 0.14%
	Alarko Holding	32,068	81,121
†	Empresas	42,999	110,073
†	Evergreen Marine	54,000	31,812
	Fosun International	25,411	20,324
	Hyundai Elevator	141	6,592
†	Metallurgical	61,000	33,390
	Siam Cement NVDR	6,400	50,875
	Sinotrans	16,000	4,431
	Walsin Lihwa	83,000	32,685
	Yazicilar Holding Class A	2,877	18,100
			389,403
Information Technology – 0.62%
	Infosys Technologies ADR	1,925	113,286
	LG Display ADR	9,000	159,120
	Samsung Electronics	537	388,233
†	Shanda Games ADR	16,100	115,920
†	Sina	3,350	126,262
†	SK Communications	593	6,551
†	Sohu.com	8,700	475,020
	Taiwan
	Semiconductor Manufacturing	113,069	219,067
†	United Microelectronics	46,000	24,418
†	United Microelectronics ADR	8,600	32,336
			1,660,213
Materials – 1.28%
†	Aluminum Corporation of
	China ADR	1,400	36,036
	Anglo Platinum	1,505	152,771
	ArcelorMittal South Africa	23,774	301,855
	Braskem ADR	19,875	287,591
	Cemex ADR	35,204	359,433
	Cia de Minas Buenaventura ADR	2,750	85,168
	Cia Siderurgica Nacional ADR	2,525	100,823
†	Fibria Celulose ADR	2,548	55,750
	Formosa Chemicals & Fibre	15,450	36,164
	Gold Fields ADR	6,675	84,239
	Impala Platinum Holdings	4,897	143,753
	Israel Chemicals	4,873	65,927
†	MMC Norilsk Nickel ADR	7,993	148,350
	POSCO ADR	1,425	166,739
†	Sinopec Shanghai Petrochemical	148,709	58,991
	Usinas Siderurgicas de Minas	3,000	105,613
	Vale ADR	38,925	1,252,995
			3,442,198
Telecommunications – 1.30%
	America Movil ADR	8,900	448,026
†	Blue Label Telecoms	18,204	11,986
	China Telecom	260,000	128,255
	Chunghwa Telecom ADR	44,717	868,851
	KT ADR	7,850	162,966
	LG Telecom	40,800	278,383
	Mobile Telesystems ADR	675	37,463
	SK Telecom ADR	33,025	570,012
	Telkom	1,704	7,982
	Telkom ADR	1,550	28,830
	Tim Participacoes ADR	1,475	40,946
	Turkcell Iletisim Hizmet	1,500	9,140
	Turkcell Iletisim Hizmet ADR	10,650	160,389
	Vodacom Group	99,071	755,603
			3,508,832
Utilities – 0.67%
	AES Tiete	10,465	102,782
	Centrais Eletricas Brasileiras	45,400	671,270
	Centrais Eletricas
	Brasileiras ADR	15,700	235,500
	Cia Energetica de Minas
	Gerais ADR	1,375	22,880
	Enea	4,779	31,337
	Energias do Brasil	7,500	143,907
†	Huadian Power International	218,000	54,751
	Huaneng Power
	International ADR	9,525	221,361
	Korea Electric Power ADR	14,675	238,322
	Pampa Energia ADR	2,600	29,588
†	Polska Grupa Energetyczna	5,718	46,242
	Tanjong	3,300	18,169
			1,816,109
Total Emerging Markets
	(cost $16,321,706)		21,392,710
Total Common Stock
	(cost $108,813,341)		138,553,379

Convertible Preferred Stock – 0.02%
Basic Materials – 0.02%
	Freeport-McMoRan Copper &
	Gold 6.75% exercise price
	$72.91, expiration
	date 5/1/10	450	52,200
			52,200
Health Care & Pharmaceuticals – 0.00%
	Merck 6.00% exercise price
	$52.85, expiration
	date 8/13/10	20	5,030
			5,030
Total Convertible Preferred Stock
	(cost $50,891)		57,230

(continues)     41

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

	Number of		Value
	Shares		(U.S. $)
Exchange-Traded Funds – 9.84%
iShares FTSE/Xinhua China
25 Index		11,425	$480,993
iShares MSCI Brazil Index		9,500	699,770
IiShares MSCI EAFE
Growth Index		448,450	25,400,208
Total Exchange-Traded Funds
(cost $21,863,419)			26,580,971

	Principal
	Amount°
Agency Asset-Backed Securities – 0.03%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.407% 9/26/33	USD	64,146	56,375
• Fannie Mae Whole
Loan Series
2002-W11 AV1
0.586% 11/25/32		21,446	21,424
Total Agency Asset-Backed Securities
(cost $85,081)			77,799

Agency Collateralized Mortgage Obligations – 0.34%
Fannie Mae Grantor Trust
Series 2001-T8 A2
9.50% 7/25/41		61,124	66,070
Fannie Mae REMICS
Series 1996-46 ZA
7.50% 11/25/26		67,976	74,593
Series 2003-122
4.50% 2/25/28		59,866	61,986
Freddie Mac REMICS
Series 1730 Z
7.00% 5/15/24		54,601	57,306
Series 2662 MA
4.50% 10/15/31		97,095	101,009
Series 2872 GC
5.00% 11/15/29		200,000	212,777
Series 3022 MB
5.00% 12/15/28		165,000	173,044
Series 3337 PB
5.50% 7/15/30		170,000	178,158
Total Agency Collateralized Mortgage
Obligations (cost $888,647)			924,943

Agency Mortgage-Backed Securities – 2.78%
Fannie Mae 6.50% 8/1/17		62,629	67,554
Fannie Mae Relocation
30 yr 5.00% 1/1/36		56,100	57,472
Fannie Mae S.F. 15 yr
5.00% 9/1/18		71,481	76,282
5.50% 6/1/22		46,696	50,008
Fannie Mae S.F. 15 yr TBA
4.50% 4/1/25		600,000	622,313
5.50% 4/1/25		1,250,000	1,336,913
Fannie Mae S.F. 30 yr
4.50% 6/1/38		107,176	107,552
5.00% 12/1/36		311,225	321,949
5.00% 12/1/37		92,714	95,772
5.00% 2/1/38		67,446	69,671
6.50% 2/1/36		135,847	149,068
7.50% 6/1/31		44,730	50,642
Fannie Mae S.F. 30 yr TBA
4.50% 4/1/40		1,035,000	1,037,265
• Freddie Mac ARM
3.417% 4/1/34		19,531	20,356
5.693% 7/1/36		78,135	82,495
Freddie Mac S.F. 15 yr
4.00% 2/1/14		122,254	125,580
5.00% 6/1/18		83,718	88,978
Freddie Mac S.F. 30 yr
7.00% 11/1/33		49,564	55,565
Freddie Mac S.F. 30 yr TBA
5.50% 4/1/40		990,000	1,045,379
6.00% 4/1/40		1,305,000	1,400,224
6.50% 4/1/40		565,000	614,173
GNMA I S.F. 30 yr
7.50% 9/15/31		19,196	21,759
Total Agency Mortgage-Backed
Securities (cost $7,438,164)			7,496,970

Commercial Mortgage-Backed Securities – 1.55%
# American Tower Trust 144A
Series 2007-1A AFX
5.42% 4/15/37		100,000	105,750
Series 2007-1A D
5.957% 4/15/37		60,000	63,150
Bank of America Commercial
Mortgage Securities
•Series 2004-3 A5
5.414% 6/10/39		55,000	57,699
Series 2004-4 A4
4.502% 7/10/42		75,000	76,011
•Series 2005-1 A5
5.135% 11/10/42		95,000	99,253
Series 2006-4 A4
5.634% 7/10/46		135,000	136,872
Bear Stearns Commercial
Mortgage Securities
•Series 2004-PWR4 A3
5.468% 6/11/41		70,000	72,722
•Series 2005-PW10 A4
5.405% 12/11/40		90,000	92,153
•Series 2005-T20 A4A
5.145% 10/12/42		75,000	77,502

		Principal		Value
		Amount°		(U.S. $)
Commercial Mortgage-Backed Securities (continued)
	Bear Stearns Commercial
	Mortgage Securities
	•Series 2006-PW12 A4
	5.719% 9/11/38	USD	55,000	$57,451
	Series 2007-PW15 A4
	5.331% 2/11/44		55,000	52,992
	•Series 2007-PW16 A4
	5.719% 6/11/40		150,000	148,066
	•Series 2007-T28 A4
	5.742% 9/11/42		135,000	139,045
w	Commercial Mortgage Pass
	Through Certificates
	•#Series 2001-J1A
	A2 144A
	6.457% 2/16/34		148,385	151,395
	•Series 2005-C6 A5A
	5.116% 6/10/44		85,000	87,878
	Series 2006-C7 A2
	5.69% 6/10/46		140,000	143,692
•	Credit Suisse Mortgage
	Capital Certificates
	Series 2006-C1 AAB
	5.549% 2/15/39		75,000	78,300
	First Union National Bank-
	Bank of America
	Commercial Mortgage
	Trust Series 2001-C1 C
	6.403% 3/15/33		60,000	61,372
	Goldman Sachs Mortgage
	Securities II
	Series 2004-GG2 A3
	4.602% 8/10/38		85,964	86,963
	•Series 2004-GG2 A5
	5.279% 8/10/38		75,000	77,786
	•Series 2004-GG2 A6
	5.396% 8/10/38		100,000	104,298
	Series 2005-GG4 A4
	4.761% 7/10/39		160,000	158,781
	Series 2005-GG4 A4A
	4.751% 7/10/39		120,000	121,156
	@•#Series 2006-
	RR3 A1S 144A
	5.662% 7/18/56		145,000	43,500
•	Greenwich Capital
	Commercial Funding
	Series 2004-GG1 A7
	5.317% 6/10/36		40,000	42,057
	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2002-C1 A3
	5.376% 7/12/37		115,000	121,175
	Series 2003-C1 A2
	4.985% 1/12/37		162,000	169,831
	JPMorgan Chase Commercial
	Mortgage Securities
	•Series 2005-LDP5 A4
	5.18% 12/15/44		140,000	144,928
	Series 2006-LDP9 A2
	5.134% 5/15/47		15,000	15,229
	LB-UBS Commercial
	Mortgage Trust
	Series 2002-C1 A4
	6.462% 3/15/31		170,000	181,838
	Series 2004-C1 A4
	4.568% 1/15/31		100,000	101,503
•	Merrill Lynch Mortgage
	Trust Series 2006-C1
	ASB 5.656% 5/12/39		155,000	163,963
•	Morgan Stanley Capital I
	Series 2004-T15 A4
	5.27% 6/13/41		145,000	148,621
	Series 2007-IQ14 A4
	5.692% 4/15/49		175,000	160,493
	Series 2007-T27 A4
	5.649% 6/11/42		155,000	160,283
	#SBA Commercial
	Mortgage Securities
	Trust Series
	2006-1A B 144A
	5.451% 11/15/36		195,000	201,582
	Wachovia Bank Commercial
	Mortgage Trust
	•Series 2005-C20 A5
	5.087% 7/15/42		105,000	106,778
	Series 2006-C28 A2
	5.50% 10/15/48		165,000	169,447
Total Commercial Mortgage-Backed
	Securities (cost $3,976,400)			4,181,515

Convertible Bonds – 1.10%
Aerospace & Defense – 0.03%
	L-3 Communications
	Holdings 3.00%
	exercise price $100.14,
	expiration date 8/1/35		75,000	79,313
				79,313
Automobiles & Automotive Parts – 0.05%
	ArvinMeritor
	4.00% exercise price
	$26.73, expiration
	date 2/15/27		155,000	131,556
				131,556

(continues)     43

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
	Convertible Bonds (continued)
	Banking, Finance & Insurance – 0.04%
	Jefferies Group 3.875%
	exercise price
	$39.20, expiration
	date 11/1/29	USD	105,000	$104,869
				104,869
	Basic Materials – 0.10%
	Century Aluminum
	1.75% exercise price
	$30.54, expiration
	date 8/1/24		20,000	18,200
	Rayonier TRS Holdings
	3.75% exercise price
	$54.81, expiration
	date 10/15/12		124,000	135,935
#	Sino-Forest 144A
	5.00% exercise price
	$20.29, expiration
	date 8/1/13		105,000	127,313
				281,448
	Building & Materials – 0.03%
	Beazer Homes USA
	4.625% exercise
	price $49.64,
	expiration
	date 6/15/24		75,000	73,125
				73,125
	Computers & Technology – 0.02%
	Euronet Worldwide
	3.50% exercise price
	$40.48, expiration
	date 10/15/25		15,000	14,175
	SanDisk 1.00%
	exercise price
	$82.36, expiration
	date 5/15/13		50,000	43,438
				57,613
	Electronics & Electrical Equipment – 0.11%
	Advanced Micro Devices
	6.00% exercise price
	$28.08, expiration
	date 5/1/15		115,000	110,832
	Intel 2.95% exercise price
	$31.14, expiration
	date 12/15/35		65,000	64,106
	Linear Technology
	3.00% exercise price
	$46.13, expiration
	date 5/1/27		112,000	109,480
				284,418
	Energy – 0.07%
	Chesapeake Energy
	2.25% exercise price
	$85.89, expiration
	date 12/15/38		270,000	197,775
				197,775
	Health Care & Pharmaceuticals – 0.13%
Φ	Hologic 2.00% exercise
	price $38.59,
	expiration
	date 12/15/37		169,000	152,100
	Medtronic
	1.625% exercise
	price $55.41,
	expiration
	date 4/15/13		184,000	195,500
				347,600
	Leisure, Lodging & Entertainment – 0.05%
#	Gaylord Entertainment
	144A 3.75% exercise
	price $27.25,
	expiration
	date 10/1/14		79,000	98,947
#	International Game
	Technology 144A
	3.25% exercise price
	$19.97, expiration
	date 5/1/14		30,000	35,813
				134,760
	Real Estate – 0.20%
#	Corporate Office
	Properties 144A
	3.50% exercise price
	$53.12, expiration
	date 9/15/26		85,000	84,469
#	Digital Realty Trust 144A
	5.50% exercise price
	$43.00, expiration
	date 4/15/29		96,000	131,880
	Health Care REIT
	4.75% exercise price
	$50.00, expiration
	date 7/15/27		79,000	88,776
#	Lexington Realty
	Trust 144A
	6.00% exercise price
	$7.09, expiration
	date 1/15/30		80,000	85,061
	National Retail Properties
	5.125% exercise
	price $25.42,
	expiration
	date 6/14/28		140,000	153,299
				543,485

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
Telecommunications – 0.24%
	Alaska Communications
	Systems Group
	5.75% exercise price
	$12.90, expiration
	date 3/1/13	USD	67,000	$63,315
	Leap Wireless International
	4.50% exercise price
	$93.21, expiration
	date 7/15/14		125,000	109,375
	Level 3 Communications
	5.25% exercise price
	$3.98, expiration
	date 12/15/11		21,000	20,554
	NII Holdings 3.125% exercise
	price $118.32, expiration
	date 6/15/12		122,000	115,747
	Qwest Communications
	International
	3.50% exercise price
	$4.92, expiration
	date 11/15/25		131,000	148,029
#	SBA Communications
	144A 4.00% exercise
	price $30.38,
	expiration
	date 10/1/14		43,000	58,588
	VeriSign 3.25% exercise
	price $34.37,
	expiration
	date 8/15/37		154,000	139,947
				655,555
Transportation – 0.03%
	Bristow Group
	3.00% exercise price
	$77.34, expiration
	date 6/14/38		77,000	68,915
				68,915
Total Convertible Bonds
	(cost $2,557,123)			2,960,432

Corporate Bonds – 19.30%
Banking – 3.39%
#	Achmea Hypotheekbank
	144A 3.20% 11/3/14		450,000	456,221
•	BAC Capital Trust XIV
	5.63% 12/31/49		247,000	187,720
	Bank of America
	5.30% 3/15/17		220,000	218,091
	6.10% 6/15/17		465,000	479,321
#	Barclays Bank 144A
	6.05% 12/4/17		565,000	583,555
	BB&T 5.25% 11/1/19		254,000	255,851
•	BB&T Capital Trust IV
	6.82% 6/12/57		200,000	189,500
	Citigroup
	6.01% 1/15/15		210,000	220,848
	6.375% 8/12/14		300,000	320,795
	6.50% 8/19/13		65,000	70,124
•	Citigroup Capital XXI
	8.30% 12/21/57		60,000	61,050
	Credit Suisse
	5.40% 1/14/20		200,000	201,943
	Credit Suisse New York
	6.00% 2/15/18		75,000	79,533
	Export-Import
	Bank of Korea
	5.875% 1/14/15		125,000	135,026
	JPMorgan Chase
	5.875% 6/13/16		285,000	307,007
	JPMorgan Chase Capital
	XVIII 6.95% 8/17/36		85,000	83,558
	JPMorgan Chase Capital
	XXII 6.45% 2/2/37		100,000	93,124
	JPMorgan Chase Capital
	XXV 6.80% 10/1/37		315,000	314,528
	Key Bank 5.80% 7/1/14		290,000	296,871
	Korea Development Bank
	4.375% 8/10/15		165,000	167,665
#	Lloyds TSB Bank 144A
	5.80% 1/13/20		375,000	366,555
	Morgan Stanley
	5.375% 10/15/15		190,000	197,578
	6.00% 4/28/15		100,000	107,239
	6.25% 8/28/17		240,000	252,278
	#National Agricultural
	Cooperative
	Federation 144A
	5.00% 9/30/14		100,000	103,817
	Nederlandse
	Waterschapsbank
	3.00% 3/17/15		45,000	44,695
	PNC Funding
	5.125% 2/8/20		215,000	216,994
	5.25% 11/15/15		205,000	215,761
	5.625% 2/1/17		220,000	227,323
•#	PNC Preferred Funding
	Trust II 144A
	6.113% 3/29/49		200,000	157,547
•#	Rabobank
	Nederland 144A
	11.00% 12/29/49		275,000	354,924
	Regions Financial
	7.75% 11/10/14		220,000	231,694

(continues)     45

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Rentenbank
	6.00% 7/15/14	AUD	139,000	$126,900
#	Russian Agricultural
	Bank 144A
	6.299% 5/15/17	USD	138,000	143,851
•	USB Capital IX
	6.189% 10/29/49		405,000	350,325
#	VTB Capital 144A
	6.875% 5/29/18		180,000	188,325
	Wachovia
	5.25% 8/1/14		55,000	57,827
	5.625% 10/15/16		310,000	327,138
•	Wells Fargo Capital XIII
	7.70% 12/29/49		430,000	446,125
	Zions Bancorporation
	5.50% 11/16/15		75,000	69,832
	5.65% 5/15/14		20,000	18,316
	6.00% 9/15/15		80,000	73,683
	7.75% 9/23/14		140,000	141,339
				9,142,397
Basic Industry – 1.47%
#	Algoma Acqusition 144A
	9.875% 6/15/15		105,000	97,125
	ArcelorMittal
	9.85% 6/1/19		305,000	388,276
	Century Aluminum
	8.00% 5/15/14		105,850	105,585
#	Compass Minerals
	International 144A
	8.00% 6/1/19		80,000	83,600
	Cytec Industries
	8.95% 7/1/17		365,000	441,136
	Dow Chemical
	8.55% 5/15/19		385,000	466,518
#	FMG Finance 144A
	10.625% 9/1/16		270,000	312,525
#	Georgia-Pacific 144A
	8.25% 5/1/16		40,000	43,800
#	Gerdau Holdings 144A
	7.00% 1/20/20		100,000	106,000
#	Hexion Finance Escrow
	144A 8.875% 2/1/18		85,000	84,150
	Hexion US/Nova
	Scotia Finance
	9.75% 11/15/14		115,000	117,875
	Huntsman International
	7.375% 1/1/15		160,000	159,600
	7.875% 11/15/14		25,000	25,375
#	MacDermid 144A
	9.50% 4/15/17		15,000	15,488
#	Momentive Performance
	Material 144A
	12.50% 6/15/14		75,000	85,125
	#Newpage 144A
	11.375% 12/31/14		130,000	130,000
•	Noranda Aluminum
	Acquisition PIK
	5.274% 5/15/15		92,963	74,370
	Novelis
	7.25% 2/15/15		90,000	87,300
	11.50% 2/15/15		70,000	75,688
#	PE Paper Escrow 144A
	12.00% 8/1/14		100,000	113,193
	Reliance Steel &
	Aluminum
	6.85% 11/15/36		110,000	96,734
	Ryerson
	•7.624% 11/1/14		5,000	4,675
	12.00% 11/1/15		110,000	116,050
#	Sappi Papier Holding
	144A 6.75% 6/15/12		5,000	4,980
	Southern Copper
	7.50% 7/27/35		187,000	195,337
	Steel Dynamics
	7.75% 4/15/16		15,000	15,750
	Teck Resources
	10.25% 5/15/16		25,000	29,875
	10.75% 5/15/19		145,000	178,350
	Vale Overseas
	6.875% 11/21/36		194,000	201,188
	6.875% 11/10/39		120,000	124,938
				3,980,606
Brokerage – 0.57%
•	Bear Stearns
	4.63% 12/7/12	AUD	430,000	386,328
	E Trade Financial PIK
	12.50% 11/30/17	USD	138,000	165,600
	Goldman Sachs Group
	5.375% 3/15/20		220,000	218,380
	5.95% 1/18/18		63,000	66,199
	6.15% 4/1/18		55,000	58,286
	6.25% 9/1/17		90,000	96,931
	Jefferies Group
	6.25% 1/15/36		35,000	29,878
	6.45% 6/8/27		260,000	232,809
	Lazard Group
	6.85% 6/15/17		113,000	115,152
	7.125% 5/15/15		162,000	170,281
				1,539,844
Capital Goods – 0.99%
	Allied Waste North America
	6.875% 6/1/17		165,000	180,106
	7.125% 5/15/16		215,000	233,833
	AMH Holdings
	11.25% 3/1/14		50,000	51,688
#	BAE Systems Holdings
	144A 4.95% 6/1/14		25,000	26,255

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
#	BWAY 144A
	10.00% 4/15/14	USD	75,000	$81,000
•#	C8 Capital 144A
	6.64% 12/31/49		100,000	69,717
#	Case New Holland 144A
	7.75% 9/1/13		60,000	62,550
	Casella Waste Systems
	9.75% 2/1/13		82,000	82,410
	#144A 11.00% 7/15/14		50,000	53,875
#	Cemex Finance 144A
	9.50% 12/14/16		100,000	104,000
	Crown Americas Capital
	7.625% 11/15/13		36,000	37,260
	Graham Packaging Capital
	9.875% 10/15/14		175,000	182,437
	#144A 8.25% 1/1/17		25,000	25,313
	Graphic Packaging
	International
	9.50% 8/15/13		105,000	108,150
#	Greif 144A 7.75% 8/1/19		50,000	52,250
	Intertape Polymer
	8.50% 8/1/14		55,000	47,300
	Jabil Circuit
	7.75% 7/15/16		35,000	37,013
	L-3 Communications
	5.875% 1/15/15		35,000	35,788
	Owens-Brockway
	Glass Container
	7.375% 5/15/16		25,000	26,375
#	Plastipak Holdings 144A
	8.50% 12/15/15		60,000	61,350
	10.625% 8/15/19		60,000	67,050
	Ply Gem Industries
	11.75% 6/15/13		85,000	90,100
	#144A 13.125% 7/15/14		130,000	135,525
	Pregis 12.375% 10/15/13		167,000	170,340
	RBS Global/Rexnord
	11.75% 8/1/16		70,000	75,425
	Sanmina-SCI
	8.125% 3/1/16		157,000	158,766
	Smurfit Kappa Funding
	7.75% 4/1/15		70,000	68,950
	Solo Cup 8.50% 2/15/14		140,000	137,550
	Terex 8.00% 11/15/17		90,000	87,975
	Thermadyne Holdings
	11.50% 2/1/14		55,000	55,413
#	Trimas 144A
	9.75% 12/15/17		60,000	62,400
#	USG 144A 9.75% 8/1/14		10,000	10,650
				2,678,814
Consumer Cyclical – 1.99%
#	Allison Transmission 144A
	11.00% 11/1/15		240,000	256,799
	American Axle &
	Manufacturing
	5.25% 2/11/14		105,000	96,338
	7.875% 3/1/17		50,000	46,875
	ArvinMeritor
	8.125% 9/15/15		150,000	145,500
	Beazer Homes USA
	8.375% 4/15/12		105,000	105,263
	Burlington Coat Factory
	Investment Holdings
	14.50% 10/15/14		260,000	276,899
#w	CVS Pass Through Trust 144A
	8.353% 7/10/31		400,547	466,419
#	Equinox Holdings 144A
	9.50% 2/1/16		15,000	15,188
	Ford Motor
	7.45% 7/16/31		265,000	251,749
	Ford Motor Credit
	12.00% 5/15/15		185,000	221,235
	Global Cash Access
	8.75% 3/15/12		50,000	50,313
	Goodyear Tire & Rubber
	10.50% 5/15/16		125,000	135,625
#	Harrah’s Operating 144A
	10.00% 12/15/18		175,000	145,688
#	Harrahs Operating Escrow
	144A 11.25% 6/1/17		60,000	64,950
	Interface
	9.50% 2/1/14		16,000	16,560
	#144A 11.375% 11/1/13		50,000	56,625
	International Game Technology
	7.50% 6/15/19		120,000	136,147
#	Invista 144A
	9.25% 5/1/12		105,000	106,838
	K Hovnanian Enterprises
	6.25% 1/15/15		40,000	31,800
	7.50% 5/15/16		75,000	59,250
	#144A 10.625% 10/15/16		80,000	85,600
#	Landry’s Restaurants 144A
	11.625% 12/1/15		35,000	37,800
	M/I Homes
	6.875% 4/1/12		35,000	34,125
	Macy’s Retail Holdings
	6.65% 7/15/24		185,000	175,750
	8.875% 7/15/15		115,000	130,525
	MGM MIRAGE
	7.50% 6/1/16		110,000	92,125
	7.625% 1/15/17		165,000	138,188
	13.00% 11/15/13		15,000	17,550
	#144A 11.125% 11/15/17		45,000	50,850
	#144A 11.375% 3/1/18		170,000	164,900
	Mobile Mini
	6.875% 5/1/15		57,000	53,438

(continues)      47

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Mohawk Industries
	6.875% 1/15/16	USD	30,000	$31,125
	Mohegan Tribal
	Gaming Authority
	6.875% 2/15/15		60,000	45,750
#	NCL 144A
	11.75% 11/15/16		20,000	21,850
	New Albertsons
	7.25% 5/1/13		10,000	10,550
	Norcraft Capital Holdings
	9.75% 9/1/12		78,000	74,490
	OSI Restaurant Partners
	10.00% 6/15/15		73,000	72,088
	Pinnacle Entertainment
	7.50% 6/15/15		130,000	113,100
	#144A 8.625% 8/1/17		60,000	58,950
@#	Pokagon Gaming
	Authority 144A
	10.375% 6/15/14		62,000	65,410
	Quiksilver
	6.875% 4/15/15		100,000	93,000
	Rite Aid 9.375% 12/15/15		90,000	77,850
	Royal Caribbean Cruises
	6.875% 12/1/13		55,000	55,825
	7.00% 6/15/13		15,000	15,263
	Ryland Group
	8.40% 5/15/17		65,000	71,013
	Sally Holdings
	10.50% 11/15/16		120,000	131,400
#	Sealy Mattress 144A
	10.875% 4/15/16		18,000	20,250
#	Shingle Springs
	Tribal Gaming
	Authority 144A
	9.375% 6/15/15		160,000	133,600
	Speedway Motorsports
	8.75% 6/1/16		65,000	69,550
	Standard Pacific
	10.75% 9/15/16		85,000	90,844
	Tenneco
	8.625% 11/15/14		140,000	142,800
	Toys R Us
	7.625% 8/1/11		40,000	41,600
#	Toys R Us Property 144A
	10.75% 7/15/17		25,000	28,000
#	TRW Automotive 144A
	7.25% 3/15/17		110,000	106,700
#	Volvo Treasury 144A
	5.95% 4/1/15		140,000	142,805
				5,380,725
Consumer Non-Cyclical – 1.50%
	Accellent 10.50% 12/1/13		115,000	117,300
#	Alliance One
	International 144A
	10.00% 7/15/16		190,000	199,500
	Bausch & Lomb
	9.875% 11/1/15		79,000	83,938
	Beckman Coulter
	6.00% 6/1/15		160,000	174,375
	7.00% 6/1/19		75,000	84,406
#	Bio-Rad Laboratories 144A
	8.00% 9/15/16		45,000	48,038
#	CareFusion 144A
	6.375% 8/1/19		330,000	361,512
	Cornell 10.75% 7/1/12		27,000	27,439
	DJO Finance
	10.875% 11/15/14		75,000	81,844
#	Dole Foods 144A
	8.00% 10/1/16		80,000	82,400
	Hospira 6.40% 5/15/15		335,000	371,935
	Ingles Markets
	8.875% 5/15/17		65,000	68,250
	Inverness Medical Innovations
	9.00% 5/15/16		100,000	102,250
	Jarden
	7.50% 1/15/20		25,000	25,375
	8.00% 5/1/16		95,000	99,988
#	JBS USA Finance 144A
	11.625% 5/1/14		77,000	88,165
	Kraft Foods
	5.375% 2/10/20		235,000	239,297
	Life Technologies
	4.40% 3/1/15		25,000	25,201
	6.00% 3/1/20		310,000	317,990
	LVB Acquisition
	11.625% 10/15/17		60,000	67,500
	PIK 10.375% 10/15/17		50,000	55,250
	Medco Health Solutions
	7.125% 3/15/18		155,000	176,990
#	National Money Mart 144A
	10.375% 12/15/16		45,000	47,981
#	Novasep Holding 144A
	9.75% 12/15/16		160,000	156,100
	Smithfield Foods
	7.75% 5/15/13		70,000	71,050
	7.75% 7/1/17		45,000	44,438
	#144A 10.00% 7/15/14		40,000	44,800
	Supervalu
	7.50% 11/15/14		75,000	76,500
	8.00% 5/1/16		100,000	101,750
#	Tops Markets 144A
	10.125% 10/15/15		45,000	47,025
#	Tyson Foods 144A
	10.50% 3/1/14		55,000	65,588
	Universal Hospital Services
	PIK 8.50% 6/1/15		33,000	33,000
#	Viskase 144A
	9.875% 1/15/18		75,000	76,313

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Yale University
	2.90% 10/15/14	USD	230,000	$232,191
	Yankee Acquisition
	9.75% 2/15/17		155,000	160,813
				4,056,492
Energy – 2.47%
	AmeriGas Partners
	7.125% 5/20/16		23,000	23,345
#	Antero Resources
	Finance 144A
	9.375% 12/1/17		40,000	41,400
	Chesapeake Energy
	6.50% 8/15/17		20,000	19,450
	6.625% 1/15/16		40,000	39,400
	Complete Production
	Services
	8.00% 12/15/16		105,000	104,475
	Copano Energy Finance
	7.75% 6/1/18		50,000	50,125
	Denbury Resources
	9.75% 3/1/16		34,000	37,570
	El Paso
	7.00% 6/15/17		137,000	140,506
	7.25% 6/1/18		45,000	46,661
	Enbridge Energy Partners
	•8.05% 10/1/37		145,000	143,734
	9.875% 3/1/19		60,000	78,090
	Energy Transfer Partners
	9.70% 3/15/19		240,000	304,262
	Enterprise Products Operating
	•8.375% 8/1/66		205,000	208,328
	9.75% 1/31/14		175,000	212,676
	Forest Oil 7.25% 6/15/19		65,000	65,650
#	Gaz Capital 144A
	9.25% 4/23/19		139,000	165,063
	Geophysique-Veritas
	7.75% 5/15/17		75,000	75,375
#	Gibson Energy/
	GEP Midstream
	Finance 144A
	10.00% 1/15/18		35,000	34,563
#	Helix Energy Solutions
	Group 144A
	9.50% 1/15/16		140,000	144,900
#	Hercules Offshore 144A
	10.50% 10/15/17		105,000	105,263
#	Hilcorp Energy Finance
	I 144A
	7.75% 11/1/15		60,000	59,550
	9.00% 6/1/16		45,000	47,025
#	Holly 144A
	9.875% 6/15/17		75,000	77,625
#	Inergy Finance 144A
	8.75% 3/1/15		10,000	10,513
	Key Energy Services
	8.375% 12/1/14		135,000	137,194
	Kinder Morgan
	Energy Partners
	6.85% 2/15/20		5,000	5,619
	9.00% 2/1/19		350,000	437,394
#	Linn Energy 144A
	8.625% 4/15/20		50,000	50,188
	Mariner Energy
	8.00% 5/15/17		85,000	83,938
#	Midcontinent Express
	Pipeline 144A
	5.45% 9/15/14		180,000	186,553
	6.70% 9/15/19		95,000	100,261
#	Murray Energy 144A
	10.25% 10/15/15		65,000	66,950
	Nexen 7.50% 7/30/39		210,000	240,309
#	NFR Energy 144A
	9.75% 2/15/17		10,000	10,025
	Noble Energy
	8.25% 3/1/19		185,000	224,422
	OPTI Canada
	7.875% 12/15/14		115,000	108,100
	8.25% 12/15/14		62,000	58,590
	Petrobras International Finance
	5.75% 1/20/20		15,000	15,442
	5.875% 3/1/18		25,000	26,234
	PetroHawk Energy
	7.875% 6/1/15		85,000	87,019
	#144A 10.50% 8/1/14		20,000	22,175
	Petroleum Development
	12.00% 2/15/18		72,000	76,680
	Plains All American Pipeline
	5.75% 1/15/20		190,000	195,200
	8.75% 5/1/19		190,000	232,173
	Plains Exploration
	& Production
	8.625% 10/15/19		40,000	42,600
	Pride International
	8.50% 6/15/19		205,000	232,675
	Quicksilver Resources
	7.125% 4/1/16		125,000	119,375
	Range Resources
	8.00% 5/15/19		90,000	96,525
#	Ras Laffan Liquefied
	Natural Gas III 144A
	5.832% 9/30/16		165,000	176,273
	Regency Energy Partners
	8.375% 12/15/13		10,000	10,425
	#144A 9.375% 6/1/16		75,000	79,875
#	Rockies Express
	Pipeline 144A
	5.625% 4/15/20		200,000	197,276

(continues)      49

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
#	SandRidge Energy 144A
	8.75% 1/15/20	USD	90,000	$88,200
	9.875% 5/15/16		140,000	144,550
•	TransCanada Pipelines
	6.35% 5/15/67		265,000	252,498
	Transcontinental Gas Pipe
	Line 6.40% 4/15/16		30,000	33,761
	Weatherford International
	9.625% 3/1/19		215,000	272,484
#	Woodside Finance 144A
	4.50% 11/10/14		165,000	169,227
	5.00% 11/15/13		55,000	57,955
	8.125% 3/1/14		90,000	103,164
				6,676,878
Financials – 0.82%
	Capital One Bank USA
	8.80% 7/15/19		380,000	459,898
	Capital One Capital V
	10.25% 8/15/39		120,000	142,535
	Capital One Capital VI
	8.875% 5/15/40		110,000	120,701
#	CDP Financial 144A
	5.60% 11/25/39		250,000	243,910
	FTI Consulting
	7.625% 6/15/13		10,000	10,175
	7.75% 10/1/16		40,000	41,000
	General Electric Capital
	5.625% 5/1/18		90,000	94,203
	6.00% 8/7/19		650,000	688,066
	International Lease Finance
	6.625% 11/15/13		265,000	258,120
	Nuveen Investments
	10.50% 11/15/15		145,000	141,375
				2,199,983
Insurance – 0.25%
	MetLife
	6.40% 12/15/36		20,000	18,200
	6.817% 8/15/18		20,000	22,222
•#	Metlife Capital Trust X
	144A 9.25% 4/8/38		400,000	454,000
	Prudential Financial
	3.875% 1/14/15		160,000	159,872
@=‡#w	Twin Reefs Pass Through
	Trust 144A
	0.00% 12/31/49		200,000	0
	UnitedHealth Group
	5.80% 3/15/36		20,000	18,790
				673,084
Media – 1.69%
	Affinion Group
	11.50% 10/15/15		70,000	72,100
	CBS 5.75% 4/15/20		70,000	70,434
	CCH II Capital
	13.50% 11/30/16		135,000	163,013
#	Cengage Learning
	Acquisitions 144A
	10.50% 1/15/15		40,000	38,600
#	Cequel Communications
	Holdings I 144A
	8.625% 11/15/17		45,000	46,463
	Clear Channel
	Communications
	10.75% 8/1/16		100,000	78,750
#	Columbus International 144A
	11.50% 11/20/14		150,000	165,000
	Comcast
	4.95% 6/15/16		135,000	140,926
	5.15% 3/1/20		65,000	65,711
	5.85% 11/15/15		220,000	241,355
	6.50% 1/15/15		60,000	67,609
	6.95% 8/15/37		70,000	75,969
#	Cox Communications 144A
	5.875% 12/1/16		85,000	91,463
	6.45% 12/1/36		65,000	65,698
	6.95% 6/1/38		100,000	108,576
	DIRECTV Holdings/Financing
	7.625% 5/15/16		570,000	639,188
	DISH DBS 7.875% 9/1/19		95,000	99,275
#	GXS Worldwide 144A
	9.75% 6/15/15		160,000	154,800
	Lamar Media
	6.625% 8/15/15		49,000	47,836
	LIN Television
	6.50% 5/15/13		20,000	19,600
#	NET Servicos de
	Comunicacao 144A
	7.50% 1/27/20		100,000	106,000
	Nielsen Finance
	10.00% 8/1/14		90,000	94,725
	11.50% 5/1/16		30,000	34,050
	Ω12.50% 8/1/16		70,000	66,850
#	Rainbow National
	Services 144A
	10.375% 9/1/14		95,000	100,581
	Shaw Communications
	6.75% 11/9/39	CAD	263,000	267,063
#	Sinclair Television Group
	144A 9.25% 11/1/17	USD	65,000	68,738
	Sirius XM Radio
	9.625% 8/1/13		40,000	41,950
	#144A 9.75% 9/1/15		15,000	16,275
#	Terremark Worldwide 144A
	12.00% 6/15/17		60,000	69,300
	Time Warner Cable
	8.25% 4/1/19		295,000	357,565
#	Univision Communications
	144A 12.00% 7/1/14		85,000	93,500

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Media (continued)
#	Videotron 144A
	7.125% 1/15/20	CAD	183,000	$184,712
#	Vivendi 144A
	5.75% 4/4/13	USD	280,000	301,445
	6.625% 4/4/18		190,000	206,130
#	XM Satellite Radio
	Holdings 144A
	13.00% 8/1/13		25,000	28,281
	XM Satellite Radio
	Holdings PIK
	10.00% 6/1/11		85,000	85,850
				4,575,381
Real Estate – 0.31%
	Developers Diversified Realty
	5.375% 10/15/12		100,000	99,947
	7.50% 4/1/17		40,000	40,521
	9.625% 3/15/16		65,000	72,793
#	Digital Realty Trust 144A
	5.875% 2/1/20		105,000	102,861
	ProLogis
	6.875% 3/15/20		185,000	183,056
	7.375% 10/30/19		195,000	200,514
	Regency Centers
	5.875% 6/15/17		100,000	99,976
	Ventas Realty
	6.50% 6/1/16		31,000	31,718
				831,386
Services Non-Cyclical – 0.53%
	ARAMARK 8.50% 2/1/15		148,000	152,070
#	Ashtead Capital 144A
	9.00% 8/15/16		110,000	111,925
	Avis Budget Car Rental
	7.75% 5/15/16		75,000	73,875
#	Brambles USA 144A
	3.95% 4/1/15		100,000	100,604
	5.35% 4/1/20		95,000	95,693
	Hertz
	8.875% 1/1/14		55,000	56,788
	10.50% 1/1/16		71,000	76,591
	Iron Mountain
	6.625% 1/1/16		5,000	4,988
	8.00% 6/15/20		160,000	164,800
	RSC Equipment Rental
	9.50% 12/1/14		157,000	156,215
	#144A 10.25% 11/15/19		80,000	80,600
	Select Medical
	7.625% 2/1/15		115,000	110,113
	Tenet Healthcare
	7.375% 2/1/13		70,000	71,050
•	US Oncology Holdings PIK
	6.643% 3/15/12		197,088	187,726
				1,443,038
Technology – 0.13%
	Freescale Semiconductor
	8.875% 12/15/14		35,000	33,600
	National Semiconductor
	3.95% 4/15/15		115,000	113,709
	SunGard Data Systems
	10.25% 8/15/15		119,000	125,693
#	Unisys 144A
	12.75% 10/15/14		70,000	81,988
				354,990
Telecommunications – 1.85%
=@	Allegiance Telecom
	11.75% 2/15/11		15,000	0
	America Movil
	5.625% 11/15/17		155,000	164,514
	American Tower
	7.00% 10/15/17		225,000	252,562
	AT&T 6.50% 9/1/37		325,000	338,100
	Cincinnati Bell
	7.00% 2/15/15		85,000	83,088
	8.25% 10/15/17		120,000	122,100
#	Clearwire Communications 144A
	12.00% 12/1/15		223,000	228,468
	Cricket Communications
	9.375% 11/1/14		131,000	133,948
	#144A 7.75% 5/15/16		35,000	36,488
	Crown Castle International
	9.00% 1/15/15		80,000	87,000
#	Digicel 144A
	12.00% 4/1/14		155,000	176,313
#	GCI 144A
	8.625% 11/15/19		40,000	40,950
#	Global Crossing 144A
	12.00% 9/15/15		120,000	133,800
	Hughes Network Systems
	9.50% 4/15/14		127,000	131,128
	Level 3 Financing
	9.25% 11/1/14		10,000	9,800
	#144A 10.00% 2/1/18		95,000	91,200
	MetroPCS Wireless
	9.25% 11/1/14		179,000	183,923
#	NII Capital 144A
	10.00% 8/15/16		135,000	148,500
#	Nordic Telephone Holdings
	144A 8.875% 5/1/16		75,000	80,813
	PAETEC Holding
	8.875% 6/30/17		60,000	61,950
	9.50% 7/15/15		90,000	91,575
#	Qwest 144A
	8.375% 5/1/16		45,000	50,850
	Rogers Communications
	6.68% 11/4/39	CAD	90,000	94,199
	7.50% 3/15/15	USD	110,000	128,527

(continues)      51

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
	Sprint Capital
	8.75% 3/15/32	USD	320,000	$298,399
#	Telcordia Technologies 144A
	10.00% 3/15/13		190,000	186,674
	Telecom Italia Capital
	5.25% 10/1/15		550,000	563,807
	Telesat Canada
	11.00% 11/1/15		155,000	173,213
	12.50% 11/1/17		25,000	28,875
	Verizon Communications
	6.40% 2/15/38		110,000	114,506
	Virgin Media Finance
	8.375% 10/15/19		100,000	103,250
	Vodafone Group
	5.00% 12/16/13		10,000	10,802
	5.00% 9/15/15		35,000	37,073
	5.375% 1/30/15		350,000	375,867
#	Wind Acquisition
	Finance 144A
	11.75% 7/15/17		150,000	166,500
	Windstream
	8.125% 8/1/13		59,000	62,098
				4,990,860
Transportation – 0.11%
	Kansas City Southern de Mexico
	9.375% 5/1/12		32,000	32,960
	#144A 8.00% 2/1/18		110,000	113,300
	Kansas City
	Southern Railway
	13.00% 12/15/13		65,000	77,675
#	United Air Lines 144A
	12.00% 11/1/13		55,000	57,200
				281,135
Utilities – 1.23%
	AES
	8.00% 10/15/17		40,000	40,800
	8.00% 6/1/20		185,000	185,231
	Ameren 8.875% 5/15/14		60,000	69,292
#	American Transmission
	Systems 144A
	5.25% 1/15/22		175,000	175,779
#	Centrais Eletricas
	Brasileiras 144A
	6.875% 7/30/19		385,000	421,575
	CMS Energy
	6.55% 7/17/17		115,000	119,228
	Dynegy Holdings
	7.75% 6/1/19		144,000	109,440
	Edison Mission Energy
	7.00% 5/15/17		20,000	14,050
	7.20% 5/15/19		70,000	48,650
	7.50% 6/15/13		15,000	13,088
#	Electricite de France 144A
	4.60% 1/27/20		135,000	133,335
	Illinois Power
	9.75% 11/15/18		480,000	616,139
#	Majapahit Holding 144A
	8.00% 8/7/19		190,000	209,713
	Mirant North America
	7.375% 12/31/13		75,000	75,188
	NRG Energy
	7.375% 2/1/16		80,000	79,600
	7.375% 1/15/17		35,000	34,738
	Orion Power Holdings
	12.00% 5/1/10		45,000	45,394
	Pennsylvania Electric
	5.20% 4/1/20		255,000	255,825
	PPL Electric Utilities
	7.125% 11/30/13		100,000	115,829
	Public Service Oklahoma
	5.15% 12/1/19		320,000	323,423
•	Puget Sound Energy
	6.974% 6/1/67		100,000	89,361
	Texas Competitive
	Electric Holdings
	10.25% 11/1/15		72,000	50,400
	TXU 5.55% 11/15/14		120,000	88,200
				3,314,278
Total Corporate Bonds
	(cost $48,008,051)			52,119,891

Municipal Bonds – 0.14%
	Oregon State
	Taxable Pension
	5.892% 6/1/27		200,000	205,656
•	Puerto Rico Sales
	Tax Financing
	Revenue First
	Subordinate Series A
	5.00% 8/1/39		155,000	162,237
Total Municipal Bonds
	(cost $355,000)			367,893

Non-Agency Asset-Backed Securities – 1.93%
•#	AH Mortgage Advance
	Trust Series 2009-
	ADV3 A1 144A
	2.179% 10/6/21		160,000	159,600
#	Bank of America Auto
	Trust Series 2009-
	3A A4 144A
	2.67% 12/15/16		105,000	106,647
•	Bank of America Credit
	Card Trust Series
	2008-A5 A5
	1.43% 12/16/13		675,000	681,483

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Asset-Backed Securities (continued)
	Capital Auto Receivables
	Asset Trust Series
	2007-3 A3A
	5.02% 9/15/11	USD	83,419	$84,255
•	Capital One Multi-Asset
	Execution Trust
	Series 2006-A7 A7
	0.26% 3/17/14		100,000	99,612
	Caterpillar Financial
	Asset Trust
	Series 2007-A A3A
	5.34% 6/25/12		21,059	21,313
	Series 2008-A A3
	4.94% 4/25/14		132,644	135,337
	Chase Issuance Trust
	Series 2005-A7 A7
	4.55% 3/15/13		170,000	175,264
	Series 2005-A10 A10
	4.65% 12/17/12		35,000	35,787
	Citibank Credit Card
	Issuance Trust
	Series 2007-A3 A3
	6.15% 6/15/39		100,000	110,310
	•Series 2007-A6 A6
	0.241% 7/12/12		675,000	674,779
	•Series 2009-A1 A1
	1.98% 3/17/14		125,000	128,432
	CNH Equipment Trust
	•Series 2007-A A4
	0.27% 9/17/12		12,729	12,712
	•Series 2007-B A3B
	0.83% 10/17/11		6,956	6,958
	Series 2008-A3
	4.12% 5/15/12		22,035	22,291
	Series 2008-B A3A
	4.78% 7/16/12		48,414	49,257
	Series 2009-C A3
	1.85% 12/16/13		70,000	70,456
	Series 2010-A A4
	2.49% 1/15/16		240,000	239,924
@#	Countrywide Asset-
	Backed NIM
	Certificates Series
	2004-BC1 Note
	144A 5.50% 4/25/35		89	0
	Daimler Chrysler Auto
	Trust Series 2008-B
	A3A 4.71% 9/10/12		175,000	179,658
	Discover Card Master
	Trust Series 2007-A1 A1
	5.65% 3/16/20		105,000	115,035
#	Dunkin Securitization
	Series 2006-1 A2 144A
	5.779% 6/20/31		165,000	160,230
#	Ford Credit Auto
	Lease Trust Series
	2010-A A2 144A
	1.04% 3/15/13		255,000	255,030
•	Ford Credit Floorplan
	Master Owner Trust
	Series 2009-2 A
	1.78% 9/15/14		100,000	100,244
	#Series 2010-1 A 144A
	1.88% 12/15/14		185,000	185,844
	GE Capital Credit Card
	Master Note Trust
	Series 2009-3 A
	2.54% 9/15/14		255,000	258,375
•#	Golden Credit Card Trust
	Series 2008-3 A
	144A 1.23% 7/15/17		175,000	175,677
	Harley-Davidson
	Motorcycle Trust
	#Series 2006-1
	A2 144A
	5.04% 10/15/12		30,338	31,004
	Series 2009-4 A3
	1.87% 2/15/14		100,000	100,906
	Hyundai Auto
	Receivables Trust
	Series 2007-A A3A
	5.04% 1/17/12		20,538	20,809
	Series 2008-A A3
	4.93% 12/17/12		115,000	119,285
•	MBNA Credit Card
	Master Note Trust
	Series 2005-A4 A4
	0.27% 11/15/12		95,000	94,965
	Mid-State Trust
	Series 11 A1
	4.864% 7/15/38		87,378	78,995
	#Series 2006-1 A 144A
	5.787% 10/15/40		65,080	64,718
•	Residential Asset Securities
	Series 2006-KS3 AI3
	0.416% 4/25/36		401,568	369,119
	World Omni Auto
	Receivables Trust
	Series 2008-A A3A
	3.94% 10/15/12		92,726	94,557
Total Non-Agency Asset-Backed
	Securities (cost $5,207,815)			5,218,868

Non-Agency Collateralized Mortgage Obligations – 0.91%
@	American Home Mortgage
	Investment Trust
	Series 2005-2 5A1
	5.064% 9/25/35		22,758	19,128

(continues)      53

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
	Bank of America
	Alternative Loan Trust
	Series 2004-10 1CB1
	6.00% 11/25/34	USD	28,169	$22,878
	Series 2005-3 2A1
	5.50% 4/25/20		144,367	130,584
	Series 2005-5 2CB1
	6.00% 6/25/35		152,702	108,753
	Series 2005-6 7A1
	5.50% 7/25/20		15,760	14,649
@•	Bank of America Funding
	Securities Series
	2006-H 1A2
	3.582% 9/20/46		8,050	1,062
•	Bank of America
	Mortgage Securities
	Series 2003-D 1A2
	3.718% 5/25/33		790	507
•	ChaseFlex Trust Series
	2006-1 A4
	6.30% 6/25/36		110,000	75,337
w	Countrywide Home Loan
	Mortgage Pass
	Through Trust
	Series 2006-1 A2
	6.00% 3/25/36		108,350	86,414
	@Series 2006-17 A5
	6.00% 12/25/36		44,170	40,247
	Credit Suisse First Boston
	Mortgage Securities
	Series 2003-29 5A1
	7.00% 12/25/33		50,116	50,054
	First Horizon Asset Securities
	Series 2003-5 1A17
	8.00% 7/25/33		41,342	41,300
	•Series 2004-AR5 4A1
	5.665% 10/25/34		122,049	118,442
	•Series 2007-AR2 1A1
	5.809% 8/25/37		90,989	68,894
#	GSMPS Mortgage Loan
	Trust 144A
	•Series 1998-3 A
	7.75% 9/19/27		48,726	46,770
	•Series 1999-3 A
	8.00% 8/19/29		74,628	71,844
	Series 2005-RP1 1A3
	8.00% 1/25/35		95,189	89,656
	Series 2005-RP1 1A4
	8.50% 1/25/35		43,849	41,341
	MASTR Alternative Loans
	Trust Series 2003-6
	3A1 8.00% 9/25/33		17,549	17,380
•	MASTR ARM Trust
	Series 2005-6 7A1
	5.332% 6/25/35		139,648	115,121
#	MASTR Reperforming
	Loan Trust 144A
	Series 2005-1 1A5
	8.00% 8/25/34		137,459	132,132
	Series 2005-2 1A4
	8.00% 5/25/35		113,859	109,518
•#	MASTR Specialized
	Loan Trust Series
	2005-2 A2 144A
	5.006% 7/25/35		76,235	67,257
	Prime Mortgage Trust
	Series 2004-CL1 1A1
	6.00% 2/25/34		51,194	52,330
	Residential Asset
	Mortgage Products
	Series 2004-SL1 A3
	7.00% 11/25/31		8,417	8,447
	Series 2004-SL4 A3
	6.50% 7/25/32		67,112	66,692
•	Structured ARM Loan
	Trust Series 2006-5
	5A4 5.498% 6/25/36		89,334	14,563
	Structured Asset Securities
	•Series 2002-22H 1A
	6.941% 11/25/32		40,698	39,680
	Series 2004-12H 1A
	6.00% 5/25/34		127,635	116,506
•w	Washington Mutual
	Mortgage Pass
	Through Certificates
	Series 2006-AR10
	1A1 5.921% 9/25/36		235,586	184,200
	Series 2007-HY1 1A1
	5.677% 2/25/37		154,617	111,930
	Wells Fargo Mortgage-Backed
	Securities Trust
	•Series 2005-AR16
	2A1 3.00% 10/25/35		8,020	7,009
	•Series 2005-AR16 6A4
	4.936% 10/25/35		264,710	101,413
	Series 2006-1 A3
	5.00% 3/25/21		17,863	17,285
	Series 2006-4 2A3
	5.75% 4/25/36		78,082	28,280
	•Series 2006-AR5 2A1
	5.504% 4/25/36		50,581	39,823
	•Series 2006-AR10
	5A1 5.497% 7/25/36		194,583	153,676
	Series 2007-8 2A6
	6.00% 7/25/37		65,000	49,283
Total Non-Agency Collateralized
	Mortgage Obligations
	(cost $2,953,525)			2,460,385

	Principal		Value
	Amount°		(U.S. $)
Regional Authority – 0.01%Δ
Canada – 0.01%
Province of Quebec Canada
4.50% 12/1/19	CAD	29,000	$28,967
Total Regional Authority
(cost $27,846)			28,967

«Senior Secured Loans – 2.19%
Allied Security Holdings
Term Tranche Loan
6.75% 2/23/15	USD	264,000	266,310
Allison Transmission Term
Tranche Loan B
3.002% 8/7/14		115,000	109,841
ATI Holdings Term Tranche
Loan 7.00% 2/18/16		50,000	48,792
Avis Budget Car Rental
Term Tranche Loan
4.25% 4/21/14		39,766	39,931
Calpine Term Tranche Loan
3.124% 3/31/14		155,000	150,552
Cengage Learning
Acquisitions Term
Tranche Loan
7.50% 7/7/14		330,000	335,363
CF Industries Holdings
Term Tranche Loan
10.00% 10/15/10		115,000	115,000
Charter Communications
Operating Term
Tranche Loan
2.25% 3/6/14		330,000	318,513
Community Health Systems
Term Tranche Loan B
2.502% 7/25/14		260,184	253,717
Term Tranche Loan DD
2.502% 7/25/14		13,324	13,011
Dana Holdings Term
Tranche B
4.334% 1/30/15		72,331	71,302
Delta Air Lines Term
Tranche Loan
8.75% 9/16/13		295,000	299,978
First Data Term
Tranche Loan B2
3.00% 9/24/14		349,105	309,461
Ford Motor Term
Tranche Loan B
3.258% 12/15/13		345,166	334,751
Freescale Semiconductor
Term Tranche Loan
1.979% 12/1/16		124,856	117,573
Graham Packaging Term
Tranche Loan C
6.75% 4/5/14		110,000	111,340
Graphic Packaging
International Term
Tranche Loan C
3.00% 5/16/14		335,000	334,561
Harrahs Operating Term
Tranche Loan B
9.50% 10/31/16		40,000	41,512
Intelsat
Term Tranche Loan B-2-A
2.728% 1/3/14		20,004	19,519
Term Tranche Loan B-2-B
2.728% 1/3/14		19,998	19,513
Term Tranche Loan B-2-C
2.728% 1/3/14		19,998	19,513
JohnsonDiversey Term
Tranche Loan B
5.50% 11/24/15		115,000	116,222
Nalco Term Tranche Loan
6.50% 5/6/16		335,000	338,978
Nuveen Investments
2nd Lien Term Tranche
12.50% 7/9/15		205,000	220,119
Term Tranche Loan B
3.302% 11/13/14		165,000	151,800
PQ Term Tranche Loan
6.73% 7/30/15		185,000	170,366
RehabCare Group Term
Tranche Loan B
6.00% 11/3/15		90,000	90,675
Rental Services 2nd Lien
Term Tranche Loan
3.817% 10/7/13		335,000	324,364
Reynolds Group Holdings
Tranche Loan
6.25% 11/5/15		110,000	111,340
Rite Aid Term Tranche Loan
9.50% 6/5/15		125,000	130,989
Rockwood Specialties
Term Tranche Loan H
6.00% 5/15/14		160,000	161,226
Smurfit-Stone Container
Enterprises Term
Tranche Loan
6.75% 1/2/16		100,000	100,375
SunGard Data
SystemsTerm Tranche Loan
6.75% 2/28/14		100,000	101,000
Texas Competitive Electric
HoldingsTerm
Tranche Loan B2
3.729% 10/10/14		337,123	277,762

(continues)      55

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

	Principal		Value
	Amount°		(U.S. $)
«Senior Secured Loans (continued)
Univision Communications
Term Tranche Loan B
2.533% 9/29/14	USD	335,000	$299,560
Total Senior Secured Loans
(cost $5,746,209)			5,924,829

Sovereign Debt – 2.39%Δ
Australia – 0.35%
Australian Government
6.25% 4/15/15	AUD	1,005,000	951,998
			951,998
Brazil – 0.04%
#Banco Nacional de
Desenvolvimento
Economico e
Social 144A
6.369% 6/16/18	USD	110,000	117,150
			117,150
Indonesia – 0.61%
Indonesia Government
9.50% 6/15/15	IDR	2,460,000,000	286,623
10.50% 8/15/30	IDR	2,460,000,000	279,436
10.75% 5/15/16	IDR	3,164,000,000	387,433
11.00% 11/15/20	IDR	2,852,000,000	356,243
12.80% 6/15/21	IDR	2,400,000,000	332,354
			1,642,089
Mexico – 0.35%
Mexican Bonos
7.50% 6/3/27	MXN	8,468,600	645,772
7.75% 12/14/17	MXN	3,760,000	310,500
			956,272
Norway – 0.71%
Eksportfinans
3.00% 11/17/14	USD	200,000	200,983
5.50% 5/25/16		475,000	523,858
Norwegian Government
4.50% 5/22/19	NOK	2,657,000	473,584
5.00% 5/15/15	NOK	3,854,000	704,845
			1,903,270
Poland – 0.16%
Poland Government
5.50% 10/25/19	PLN	1,190,000	417,597
			417,597
Republic of Korea – 0.04%
# Korea Expressway 144A
4.50% 3/23/15	USD	100,000	101,734
			101,734
Sweden – 0.09%
Svensk Exportkredit
3.25% 9/16/14		245,000	250,554
			250,554
Turkey – 0.04%
Turkey Government
International Bond
6.75% 5/30/40		116,000	114,550
			114,550
Total Sovereign Debt
(cost $6,249,232)			6,455,214

Supranational Banks – 0.47%
Asian Development Bank
6.00% 1/20/15	AUD	446,000	408,621
European Investment Bank
9.00% 12/21/18	ZAR	2,300,000	315,805
^10.225% 10/22/19	BRL	90,000	19,678
11.25% 2/14/13	BRL	220,000	129,422
International Bank for
Reconstruction
5.75% 10/21/19	AUD	438,000	386,690
Total Supranational Banks
(cost $1,192,877)			1,260,216

U.S. Treasury Obligations – 1.40%
U.S. Treasury Bills
0.10% 4/15/10	USD	515,707	515,678
0.12% 4/22/10		412,566	412,532
¥ U.S. Treasury Inflation
Index Notes
1.625% 1/15/15		964,589	1,008,748
U.S. Treasury Notes
2.50% 3/31/15		1,410,000	1,406,480
3.625% 2/15/20		440,000	432,644
Total U.S. Treasury Obligations
(cost $3,782,318)			3,776,082

	Number of
	Shares
Preferred Stock – 0.18%
• Bank of America 8.125%		120,000	122,590
Braskem Class A		1,873	13,689
• PNC Financial
Services 8.25%		115,000	120,211
@ Transneft 0.82%		194	225,040
Total Preferred Stock
(cost $304,684)			481,530

	Principal
	Amount°
Certificate of Deposit – 0.18%
Bank of Nova
Scotia Housing
0.29% 4/29/10	USD	500,000	500,038
Total Certificate of Deposit
(cost $500,080)			500,038

	Principal		Value
	Amount°		(U.S. $)
≠Discounted Commercial Paper – 0.57%
Hewlett-Packard
0.161% 4/26/10	USD	500,000	$499,942
Rabobank USA Finance
0.763% 4/21/10		550,000	549,968
Total Capital Canada
0.283% 6/4/10		500,000	499,799
Total Discounted Commercial
Paper (cost $1,549,712)			1,549,709

≠Discount Notes – 4.20%
Federal Home Loan Bank
0.001% 4/1/10		8,251,320	8,251,320
0.01% 4/5/10		3,094,245	3,094,241
Total Discount Notes
(cost $11,345,561)			11,345,561
Total Value of Securities
Before Securities Lending
Collateral – 100.83%
(cost $232,895,976)			272,322,422

	Number of
	Shares
Securities Lending Collateral* – 0.00%
Investment Company
@†Mellon GSL Reinvestment Trust II		50,338	2,139
Total Securities Lending
Collateral (cost $50,338)			2,139

Total Value of Securities – 100.83%
(cost $232,946,314)			272,324,561

Obligation to Return Securities
Lending Collateral* – (0.02%)			(50,338)
Liabilities Net of Receivables
and Other Assets – (0.81%)			(2,176,890)
Net Assets Applicable to 26,341,161
Shares Outstanding – 100.00%			$270,097,333
Net Asset Value – Delaware Foundation®
Moderate Allocation Fund Class A
($200,467,586 / 19,551,520 Shares)	$10.25
Net Asset Value – Delaware Foundation
Moderate Allocation Fund Class B
($4,809,932 / 469,094 Shares)	$10.25
Net Asset Value – Delaware Foundation
Moderate Allocation Fund Class C
($11,920,873 / 1,159,570 Shares)	$10.28
Net Asset Value – Delaware Foundation
Moderate Allocation Fund Class R
($1,952,676 / 190,928 Shares)	$10.23
Net Asset Value – Delaware Foundation
Moderate Allocation Fund Institutional Class
($50,946,266 / 4,970,049 Shares)	$10.25

Components of Net Assets at March 31, 2010:
Shares of beneficial interest
(unlimited authorization – no par)	$269,964,836
Undistributed net investment income	299,736
Accumulated net realized loss on investments	(39,600,714)
Net unrealized appreciation of investments
and foreign currencies	39,433,475
Total net assets	$270,097,333

°Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
ILS — Israeli Shekel
INR — Indian Rupee
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malayasian Ringgit
NOK — Norwegian Kroner
PLN — Polish Zloty
SGD — Singapore Dollar
TWD — Taiwan Dollar
USD — United States Dollar
ZAR — South African Rand

(continues)      57

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

†	Non income producing security.

w
Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2010, the aggregate amount of Rule 144A securities was $18,398,282, which represented 6.81% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

@	Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $808,356, which represented 0.30% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

=
Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2010, the aggregate amount of fair valued securities was $605,081, which represented 0.22% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

∏
Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2010, the aggregate amount of the restricted securities was $0, which represented 0.00% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Φ	Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2010.

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

‡	Non income producing security. Security is currently in default.

«
Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2010.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of March 31, 2010.

¥	Fully or partially pledged as collateral for financial futures contracts.

*	See Note 10 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipts
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
GDR — Global Depositary Receipts
GSMPS — Goldman Sachs Reperforming Mortgage Securities Inc.
MASTR — Mortgage Asset Securitization Transactions, Inc.
NIM — Net Interest Margin
NVDR — Non Voting Depositary Receipts
PIK — Pay-in-kind
REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
S.F. — Single Family
TBA — To be announced
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Foundation Moderate Allocation Fund
Net asset value Class A (A)	$10.25
Sales charge (5.75% of offering price) (B)	0.63
Offering price	$10.88

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

1The following foreign currency exchange contracts, financial futures contract and swap contracts were outstanding at March 31, 2010:

Foreign Currency Exchange Contracts
					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	3,785	USD	(3,439)	4/30/10	$23
AUD	379,714	USD	(344,174)	4/30/10	3,100
BRL	360,000	USD	(197,965)	4/30/10	3,174
BRL	1,731,287	USD	(951,257)	4/30/10	16,051
CAD	151,924	USD	(148,523)	4/30/10	1,081
CAD	223,243	USD	(218,011)	4/30/10	1,823
CAD	620,318	USD	(606,989)	4/30/10	3,858
CLP	10,641,750	USD	(19,966)	4/30/10	349
EUR	(363,675)	USD	492,000	4/30/10	752
EUR	8,363	USD	(11,274)	4/30/10	23
GBP	(314,839)	USD	472,941	4/30/10	(4,787)
GBP	(1,592)	USD	2,372	4/30/10	(44)
IDR	1,309,140,000	USD	(142,997)	4/30/10	243
ILS	847,735	USD	(226,313)	4/30/10	3,006
INR	34,101,775	USD	(733,000)	10/20/10	14,228
KRW	71,363,250	USD	(62,501)	4/30/10	497
KRW	1,374,726,138	USD	(1,203,156)	4/30/10	10,409
MYR	433,515	USD	(129,892)	4/30/10	2,933
MYR	2,834,833	USD	(848,752)	4/30/10	19,816
NOK	(3,484,070)	USD	582,689	4/30/10	(2,800)
NOK	1,326,435	USD	(222,379)	4/30/10	525
NOK	3,762,210	USD	(630,123)	4/30/10	2,106
PLN	(422,906)	USD	144,955	4/30/10	(2,718)
PLN	533,917	USD	(183,660)	4/30/10	2,777
SGD	152,455	USD	(108,614)	4/30/10	351
SGD	853,408	USD	(608,014)	4/30/10	1,950
TWD	3,746,925	USD	(117,976)	4/30/10	91
TWD	19,749,550	USD	(622,327)	4/30/10	(10)
ZAR	(2,549,575)	USD	342,252	4/30/10	(5,622)
					$73,185

Financial Futures Contract
	Notional	Notional	Expiration	Unrealized
Contract to Buy	Cost	Value	Date	Depreciation
49 U.S. Treasury
5 yr Notes	$5,643,516	$5,627,344	6/30/10	$(16,172)

Swap Contracts
CDS Contracts

		Annual		Unrealized
Swap Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Barclays
ITRAXX EUR Sub
Financials 12.1 5 yr
CDS	$800,000	1.00%	12/20/14	$(14,669)
Kingdom of Spain
5 yr CDS	730,000	1.00%	3/20/15	(6,362)
JPMorgan Securities
Portuguese Republic
5 yr CDS	330,000	1.00%	6/20/15	(83)
	$1,860,000			$(21,114)
Protection Sold:
Citigroup Global
Markets
MetLife 5 yr CDS	$95,000	5.00%	9/20/14	$4,964
	$95,000			$4,964
Total				$(16,150)

The use of foreign currency exchange contracts, financial futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 9 in ”Notes to financial statements.”

(continues)      59

Statements of net assets

Delaware Foundation® Conservative Allocation Fund
March 31, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 34.12%
U.S. Markets – 20.02%
Consumer Discretionary – 2.15%
†	AFC Enterprises	1,125	$12,071
†	Bally Technologies	1,175	47,635
	Big 5 Sporting Goods	525	7,991
†	Buffalo Wild Wings	300	14,433
†	Carmike Cinemas	460	6,380
†	CEC Entertainment	290	11,049
†	Citi Trends	455	14,760
	CKE Restaurants	1,500	16,605
	Comcast Class A	6,800	127,976
	Cooper Tire & Rubber	425	8,084
†	DIRECTV Group	450	15,215
†	DSW Class A	545	13,914
†	G-III Apparel Group	670	18,465
	Guess	980	46,040
†	Gymboree	350	18,071
†	Iconix Brand Group	900	13,824
	Jack in the Box	780	18,369
	Jarden	1,520	50,601
†	Jo-Ann Stores	375	15,743
	Jones Apparel Group	815	15,501
†	Jos. A Bank Clothiers	185	10,110
†	Lincoln Educational Services	570	14,421
	Lowe’s	10,500	254,519
	McDonald’s	970	64,718
	Meredith	970	33,378
†	Mobile Mini	507	7,853
	National CineMedia	670	11,564
	NIKE Class B	2,150	158,024
	Nordstrom	470	19,200
†	Perry Ellis International	610	13,817
	Phillips-Van Heusen	1,410	80,878
†	Prestige Brands Holdings	1,405	12,645
†	Shuffle Master	1,465	11,998
	Staples	6,700	156,712
	Tanger Factory Outlet Centers	400	17,264
†	Tenneco	600	14,190
	Time Warner Cable	910	48,512
	Tractor Supply	315	18,286
†	Ulta Salon Cosmetics & Fragrance	860	19,453
†	Urban Outfitters	1,370	52,101
†	Viacom Class B	1,470	50,539
	Wal-Mart Stores	1,100	61,160
†	WMS Industries	1,075	45,086
			1,669,155
Consumer Staples – 1.72%
	Archer-Daniels-Midland	5,150	148,835
	Bunge	775	47,763
	Casey’s General Stores	495	15,543
	Coca-Cola	280	15,400
	Colgate-Palmolive	490	41,777
	CVS Caremark	4,830	176,585
	Heinz (H.J.)	300	13,683
	J&J Snack Foods	275	11,954
	Kimberly-Clark	2,000	125,760
	Kraft Foods Class A	4,273	129,216
	Lance	540	12,490
	PepsiCo	1,170	77,407
	Procter & Gamble	3,620	229,038
	Safeway	5,100	126,786
†	Susser Holdings	1,315	11,112
	Walgreen	4,000	148,360
			1,331,709
Energy – 1.91%
	Anadarko Petroleum	360	26,219
	Berry Petroleum Class A	545	15,347
†	Bristow Group	375	14,149
†	Carrizo Oil & Gas	610	14,000
	Chevron	2,330	176,683
	ConocoPhillips	4,645	237,684
	Devon Energy	430	27,705
	EOG Resources	2,280	211,902
	EQT	400	16,400
	Exxon Mobil	2,320	155,393
†	Key Energy Services	1,345	12,845
	Lufkin Industries	285	22,558
	Marathon Oil	3,800	120,232
	National Oilwell Varco	3,190	129,450
	Occidental Petroleum	670	56,642
	Penn Virginia	420	10,290
†	Pioneer Drilling	1,240	8,730
†	Rosetta Resources	670	15,779
	Schlumberger	939	59,589
†	Swift Energy	455	13,987
†	Willbros Group	880	10,569
	Williams	5,400	124,740
			1,480,893
Financials – 2.46%
	AFLAC	880	47,775
	Allstate	3,800	122,778
	American Equity Investment
	Life Holding	1,075	11,449
	AmTrust Financial Services	715	9,974
	Apollo Investment	1,470	18,713
	Ares Capital	1,040	15,434
	Bank of America	3,680	65,688
	Bank of New York Mellon	10,100	311,887
	BioMed Realty Trust	340	5,624
	Blackstone Group	1,000	14,000
	Capital One Financial	790	32,714
	City Holding	385	13,202
	CME Group	550	173,860
	Delphi Financial Group	485	12,203

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
	Dime Community Bancshares	1,185	$14,967
	DuPont Fabros Technology	310	6,693
	EastGroup Properties	375	14,153
	Entertainment Properties Trust	420	17,275
	First Mercury Financial	680	8,860
	Flushing Financial	900	11,394
	Goldman Sachs Group	410	69,958
	Harleysville Group	385	12,998
	Home Properties	435	20,358
	Host Hotels & Resorts	1,908	27,952
	Independent Bank	400	9,864
†	IntercontinentalExchange	1,450	162,661
	JPMorgan Chase	2,120	94,870
†	optionsXpress Holdings	900	14,661
†	Primerica	400	6,000
†	ProAssurance	260	15,220
	Prosperity Bancshares	330	13,530
	Protective Life	570	12,534
	Provident Financial Services	1,010	12,019
	Prudential Financial	1,080	65,340
	Sovran Self Storage	420	14,641
	TCF Financial	1,730	27,576
†	TD Ameritrade Holding	1,840	35,070
†	Texas Capital Bancshares	630	11,964
	Torchmark	820	43,878
	Travelers	3,120	168,293
	Trustmark	650	15,880
	Univest Corporation of Pennsylvania	290	5,420
	Webster Financial	675	11,806
	Wells Fargo	3,390	105,497
			1,906,633
Health Care – 3.00%
	Abbott Laboratories	870	45,832
†	Acorda Therapeutics	245	8,379
†	Affymetrix	1,240	9,102
†	Air Methods	255	8,670
†	Align Technology	700	13,538
†	Alkermes	1,320	17,120
	Allergan	3,400	222,088
†	Alliance HealthCare Services	2,937	16,506
†	Amgen	880	52,589
†	AMN Healthcare Services	1,090	9,592
	Bristol-Myers Squibb	4,700	125,490
	Cardinal Health	3,600	129,708
†	Catalyst Health Solutions	405	16,759
†	Celera	1,515	10,757
†	Celgene	410	25,404
†	Conmed	695	16,548
†	CryoLife	1,320	8,540
†	Express Scripts	620	63,091
†	Gen-Probe	680	34,000
†	Gilead Sciences	4,620	210,118
†	Human Genome Sciences	275	8,305
†	Inspire Pharmaceuticals	1,000	6,240
	Johnson & Johnson	2,230	145,396
†	Martek Biosciences	460	10,355
†	Medco Health Solutions	3,100	200,136
	Merck	5,300	197,955
†	Merit Medical Systems	880	13,420
†	Odyssey HealthCare	675	12,224
†	ONYX Pharmaceuticals	565	17,108
	Pfizer	12,657	217,068
†	PharMerica	615	11,205
	Quest Diagnostics	2,200	128,238
†	Quidel	710	10,323
†	Regeneron Pharmaceuticals	570	15,099
†	Res-Care	680	8,153
†	SonoSite	490	15,734
†	Sun Healthcare Group	1,295	12,354
†	Thermo Fisher Scientific	780	40,123
	UnitedHealth Group	5,470	178,705
†	Vertex Pharmaceuticals	530	21,661
	West Pharmaceutical Services	370	15,522
			2,329,155
Industrials – 1.74%
	AAON	495	11,197
	Acuity Brands	370	15,618
	Administaff	485	10,350
†	Alaska Air Group	845	34,839
	Applied Industrial Technologies	565	14,040
	Barnes Group	675	13,136
†	Chart Industries	650	13,000
†	Columbus McKinnon	770	12,220
†	CRA International	335	7,678
	Deere	420	24,973
	Diamond Management &
	Technology Consultants	735	5,770
	Ducommun	265	5,568
†	DynCorp International Class A	795	9,143
	ESCO Technologies	185	5,885
†	Esterline Technologies	310	15,323
	Expeditors International Washington	3,300	121,836
	Fluor	600	27,906
	General Electric	3,520	64,064
	Goodrich	790	55,711
	Granite Construction	220	6,648
†	Hawaiian Holdings	1,165	8,586
	Haynes International	370	13,146
	Honeywell International	1,080	48,892
†	Hub Group Class A	630	17,627
†	Kadant	520	7,493
†	Kforce	800	12,168

(continues)     61

Statements of net assets
Delaware Foundation® Conservative Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
	Koppers Holdings	470	$13,310
	Lincoln Electric Holdings	460	24,992
	Lockheed Martin	470	39,113
	Manpower	400	22,848
	McGrath RentCorp	310	7,511
†	Metalico	2,465	14,765
†	MYR Group/Delaware	445	7,258
	Norfolk Southern	870	48,624
	Northrop Grumman	2,760	180,973
	Republic Services	690	20,024
	Rockwell Collins	430	26,914
	Roper Industries	430	24,871
†	Tetra Tech	445	10,253
†	Titan Machinery	600	8,214
	Triumph Group	245	17,172
†	Tutor Perini	435	9,461
	Union Pacific	620	45,446
†	United Stationers	315	18,538
	United Technologies	990	72,874
†	URS	490	24,309
	US Ecology	680	10,948
	Waste Management	3,500	120,505
			1,351,740
Information Technology – 5.16%
†	Adobe Systems	3,700	130,869
	American Software Class A	980	5,694
†	Amkor Technology	1,915	13,539
†	Anixter International	385	18,037
†	Apple	1,605	377,062
†	Applied Micro Circuits	1,240	10,701
†	Atheros Communications	500	19,355
†	Cisco Systems	3,660	95,270
†	EMC Massachusettes	2,870	51,775
	Expedia	530	13,229
†	FARO Technologies	665	17,124
†	Google Class A	545	309,019
	Hewlett-Packard	1,690	89,824
	iGate	1,465	14,254
†	infoGROUP	1,305	10,179
†	Informatica	750	20,145
	Intel	11,190	249,089
†	International Business Machines	1,260	161,595
†	Intuit	5,500	188,870
†	IPG Photonics	535	7,918
†	IXYS	1,285	10,974
†	j2 Global Communications	630	14,742
†	JDA Software Group	565	15,718
†	Lawson Software	2,035	13,451
†	Liquidity Services	605	6,982
	MasterCard Class A	675	171,450
†	McAfee	780	31,301
†	MEMC Electronic Materials	6,000	91,980
	Microsoft	4,650	136,106
†	Motorola	16,500	115,830
†	NetAPP	1,140	37,118
†	NETGEAR	620	16,182
	NIC	1,485	11,687
†	Nuance Communications	1,420	23,629
†	ON Semiconductor	1,960	15,680
†	priceline.com	650	165,750
†	Progress Software	570	17,915
	QUALCOMM	6,810	285,952
	Quality Systems	270	16,589
†	QuinStreet	450	7,655
†	Radiant Systems	1,060	15,126
†	RightNow Technologies	720	12,859
†	Rofin-Sinar Technologies	355	8,030
	Sapient	1,710	15,629
†	SAVVIS	715	11,798
†	Semtech	605	10,545
†	Smith Micro Software	1,060	9,370
†	SolarWinds	390	8,447
†	SS&C Technologies Holdings	340	5,127
†	Symantec	8,130	137,560
†	Synaptics	520	14,357
†	Tekelec	1,035	18,796
†	TeleTech Holdings	720	12,298
†	Teradata	4,700	135,783
†	ValueClick	1,255	12,726
†	VeriSign	7,000	182,070
†	ViaSat	500	17,305
	Visa Class A	2,500	227,575
†	Vocus	785	13,384
	Xerox	12,900	125,775
			4,004,799
Materials – 0.72%
	AK Steel Holding	1,010	23,089
	Alcoa	2,190	31,186
	Dow Chemical	1,820	53,817
	duPont (E.I.) deNemours	3,200	119,168
	Freeport-McMoRan Copper & Gold	425	35,505
†	KapStone Paper & Packaging	1,200	14,244
†	Owens-Illinois	1,500	53,310
	Praxair	1,300	107,900
	Rock-Tenn Class A	380	17,317
†	Rockwood Holdings	620	16,504
	Schulman (A.)	540	13,214
	Silgan Holdings	210	12,648
	Spartech	700	8,190
	United States Steel	880	55,898
			561,990

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Telecommunications – 0.71%
	Alaska Communications
	Systems Group	1,270	$10,312
†	Arris Group	1,060	12,731
	AT&T	5,430	140,311
	Atlantic Tele-Network	55	2,471
†	Crown Castle International	5,200	198,797
†	GeoEye	200	5,900
†	Knology	770	10,349
	NTELOS Holdings	670	11,919
	Plantronics	315	9,853
	Qwest Communications International	5,000	26,100
	Verizon Communications	4,000	124,080
			552,823
Utilities – 0.45%
	American Electric Power	690	23,584
	Edison International	3,500	119,595
	NorthWestern	470	12,601
†	NRG Energy	1,290	26,961
	Otter Tail	375	8,235
	Progress Energy	3,023	118,985
	Sempra Energy	630	31,437
	UNITIL	365	8,486
			349,884
Total U.S. Markets
	(cost $13,649,934)		15,538,781

§Developed Markets – 8.89%
Consumer Discretionary – 1.84%
†	Autoliv	3,400	175,201
	Bayerische Motoren Werke	3,040	140,537
	Don Quijote	4,900	122,330
	Esprit Holdings	13,231	104,376
	PPR	818	108,911
	Publicis Groupe	2,802	119,903
	Round One	8,100	53,284
	Techtronic Industries	140,000	113,598
	Toyota Motor	3,499	140,162
	Vivendi	5,726	153,257
	WPP Group	7,588	78,654
=	Yue Yuen Industrial Holdings	33,500	116,495
			1,426,708
Consumer Staples – 0.71%
	Coca-Cola Amatil	13,027	134,470
	First Pacific	46,136	29,889
	Greggs	15,648	115,606
	Metro	2,230	132,295
	Parmalat	52,336	143,330
			555,590
Energy – 0.31%
†	Nabors Industries	1,065	20,906
†	Noble	550	23,001
	Total	1,107	64,267
†	Transocean	1,562	134,926
			243,100
Financials – 1.15%
	Aspen Insurance Holdings	1,020	29,417
	Assured Guaranty	735	16,148
	AXA	4,792	106,607
	Banco Santander	10,167	135,133
	Franshion Properties China	56,000	19,041
	Max Capital Group	585	13,449
	Mitsubishi UFJ Financial Group	27,381	143,509
	Nordea Bank	12,831	126,628
	Standard Charter	5,631	153,655
	UniCredit	49,843	147,274
			890,861
Health Care – 0.89%
	Astellas Pharma	3,700	133,966
	AstraZeneca	1,236	55,111
†	Eurand	1,355	15,284
	Novartis	1,828	98,738
	Novo Nordisk ADR	2,200	169,664
	Novo Nordisk Class B	1,064	82,571
	Sanofi-Aventis	1,800	134,186
			689,520
Industrials – 1.85%
	Asahi Glass	11,000	123,896
	Cie de Saint-Gobain	2,467	118,630
	Deutsche Post	7,795	134,878
†	Finmeccanica	10,212	136,283
†	Flextronics International	900	7,056
	ITOCHU	16,237	142,241
	Koninklijke Philips Electronics	4,488	143,916
	Singapore Airlines	12,117	131,659
	Teleperformance	4,693	161,646
	Tomkins	40,897	146,355
	Vallourec	941	189,769
			1,436,329
Information Technology – 0.61%
	Accenture Class A	533	22,359
†	CGI Group Class A	19,131	286,353
	Nokia	10,779	167,874
			476,586
Materials – 0.59%
	Agrium	1,000	70,630
	Alumina ADR	1,150	7,199
†	Anglo American	654	28,521
	ArcelorMittal	1,794	78,731

(continues)     63

Statements of net assets
Delaware Foundation® Conservative Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Materials (continued)
@	Griffin Mining	5,200	$3,216
	Lafarge	1,959	137,862
	Syngenta ADR	2,400	133,224
			459,383
Telecommunications – 0.78%
	China Mobile ADR	3,900	187,668
	China Unicom Hong Kong	12,000	13,508
	China Unicom Hong Kong ADR	4,608	51,379
	Philippine Long Distance
	Telephone ADR	100	5,328
	Telstra	20,527	56,315
	TELUS	4,268	158,868
	Vodafone Group	57,131	131,835
			604,901
Utilities – 0.16%
	National Grid	12,700	123,644
			123,644
Total Developed Markets
	(cost $6,076,084)		6,906,622

XEmerging Markets – 5.21%
Consumer Discretionary – 0.21%
†	Focus Media Holding ADR	2,475	45,194
†#	Grupo Clarin Class B GDR 144A	600	3,529
	Grupo Televisa ADR	3,025	63,586
	JD Group	1,200	7,284
	Oriental Holdings	3,800	7,160
	Sun International	500	6,313
†	Turk Sise ve Cam Fabrikalari	6,669	8,391
	Wal-Mart de Mexico Series V	4,334	22,207
			163,664
Consumer Staples – 0.44%
	Brazil Foods ADR	200	10,988
	Chaoda Modern Agriculture Holdings	128,000	136,338
	CJ	241	14,356
†	Cosan Class A	2,100	19,803
@	Cresud ADR	3,190	44,469
	Fomento Economico Mexicano ADR	900	42,777
	Gudang Garam	7,000	19,059
	Lotte Confectionery	12	13,989
	President Chain Store	5,680	14,172
	Tongaat Hulett	600	8,477
	Wimm-Bill-Dann Foods ADR	900	20,178
			344,606
Energy – 1.16%
	China Petroleum & Chemical ADR	225	18,504
	China Shenhua Energy	3,500	15,124
	CNOOC	93,000	153,078
†	Gazprom ADR	4,080	95,676
	KazMunaiGas Exploration
	Production GDR	1,800	44,100
	LUKOIL ADR	200	11,348
	LUKOIL ADR (London
	International Exchange)	200	11,340
@	Oil & Gas Development GDR	200	3,091
	PetroChina	8,000	9,356
	PetroChina ADR	275	32,236
	Petroleo Brasileiro SA ADR	2,900	129,021
	Petroleo Brasileiro SP ADR	5,000	197,949
	Polski Koncern Naftowy Orlen	929	12,619
@	PTT Exploration & Production	4,364	20,045
†#	Reliance Industries GDR 144A	870	41,781
	Rosneft Oil GDR	606	4,824
	Sasol	462	19,185
	Sasol ADR	300	12,381
	SK Energy	171	18,363
	SK Holdings	73	6,484
	Surgutneftegaz ADR	2,737	27,124
	Tambang Batubara Bukit Asam	7,000	13,399
			897,028
Financials – 0.61%
	Alarko Gayrimenkul
	Yatirim Ortakligi	194	2,352
	Banco Bradesco ADR	1,650	30,410
	Banco Santander Brasil ADR	2,600	32,318
	Bangkok Bank	5,000	21,265
	Credicorp	400	35,272
	Cyrela Brazil Realty	784	9,181
†	Grupo Financiero Galicia ADR	14,000	83,300
	Hong Leong Bank	7,400	19,622
†@	Indiabulls Real Estate GDR	200	679
@	IRSA Inversiones y
	Representaciones ADR	1,900	20,520
	Itau Unibanco Holding ADR	1,952	42,924
	KB Financial Group ADR	1,827	87,623
	KLCC Property Holdings	5,900	6,066
†	Polaris Securities	15,000	7,797
	Sberbank	13,268	38,875
	Standard Bank Group	1,200	18,864
	Turkiye Is Bankasi Class C	3,428	11,156
†	UEM Land Holdings	10,968	5,688
			473,912
Industrials – 0.16%
	Alarko Holding	6,924	17,515
†	Empresas	7,250	18,559
†	Evergreen Marine	29,000	17,084
	Fosun International	4,634	3,706
	Hyundai Elevator	75	3,507
†	Metallurgical	10,000	5,474
	Siam Cement NVDR	3,200	25,438
	Sinotrans	13,000	3,600
	Walsin Lihwa	44,000	17,327
	Yazicilar Holding Class A	1,400	8,808
			121,018

	Number of		Value
	Shares		(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Information Technology – 0.45%
Infosys Technologies ADR		875	$51,494
LG Display ADR		1,700	30,056
Samsung Electronics		73	52,777
† Shanda Games ADR		3,100	22,320
† Sina		600	22,614
† SK Communications		313	3,458
† Sohu.com		1,700	92,820
Taiwan Semiconductor Manufacturing		22,034	42,690
† United Microelectronics		24,000	12,740
† United Microelectronics ADR		4,500	16,920
			347,889
Materials – 0.81%
Aluminum Corporation of China ADR		625	16,088
Anglo Platinum		284	28,829
ArcelorMittal South Africa		4,474	56,806
Cemex ADR		1,872	19,113
Cia de Minas Buenaventura ADR		1,000	30,970
Cia Siderurgica Nacional ADR		1,125	44,921
† Fibria Celulose ADR		1,137	24,878
Formosa Chemicals & Fibre		8,240	19,287
Gold Fields ADR		2,000	25,240
Impala Platinum Holdings		922	27,066
Israel Chemicals		1,811	24,501
† MMC Norilsk Nickel ADR		1,504	27,914
POSCO ADR		225	26,327
Sinopec Shanghai Petrochemical		27,034	10,724
Vale ADR		7,725	248,667
			631,331
Telecommunications – 0.79%
America Movil ADR		1,250	62,925
† Blue Label Telecoms		2,977	1,960
China Telecom		36,000	17,758
Chunghwa Telecom ADR		5,463	106,146
KT ADR		2,800	58,128
LG Telecom		13,400	91,430
Mobile Telesystems ADR		300	16,650
SK Telecom ADR		6,200	107,012
Telkom		901	4,221
Telkom ADR		500	9,300
Tim Participacoes ADR		675	18,738
Turkcell Iletisim Hizmet		1,200	7,312
Turkcell Iletisim Hizmet ADR		825	12,425
Vodacom Group		13,443	102,528
			616,533
Utilities – 0.58%
AES Tiete		2,291	22,501
Centrais Eletricas Brasileiras		7,000	103,500
† Centrais Eletricas Brasileiras ADR		2,900	43,500
Cia Energetica de Minas Gerais ADR		625	10,400
Enea		905	5,934
Energias do Brasil		3,900	74,832
† Huadian Power International		40,000	10,046
Huaneng Power International ADR		3,450	80,178
Korea Electric Power ADR		4,500	73,080
Pampa Energia ADR		500	5,690
† Polska Grupa Energetyczna		1,001	8,095
Tanjong		1,700	9,360
			447,116
Total Emerging Markets
(cost $3,412,311)			4,043,097

Total Common Stock
(cost $23,138,329)			26,488,500

Convertible Preferred Stock – 0.03%
Basic Materials – 0.03%
Freeport-McMoRan Copper & Gold
6.75% exercise price $72.91,
expiration date 5/1/10		168	19,488
			19,488
Health Care & Pharmaceuticals – 0.00%
Merck 6.00% exercise price $52.85,
expiration date 8/13/10		4	1,006
			1,006
Total Convertible Preferred Stock
(cost $18,106)			20,494

Exchange-Traded Funds – 6.85%
iShares MSCI Brazil Index		1,800	132,588
iShares MSCI EAFE Growth Index		91,560	5,185,958
Total Exchange-Traded Funds
(cost $5,202,837)			5,318,546

	Principal
	Amount°
Agency Collateralized Mortgage Obligations – 0.43%
Fannie Mae REMICS
Series 2003-32 PH
5.50% 3/25/32	USD	150,000	159,153
Freddie Mac REMICS
Series 2512 PG
5.50% 10/15/22		165,000	178,374
Total Agency Collateralized Mortgage
Obligations (cost $307,388)			337,527

(continues)     65

Statements of net assets
Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Agency Mortgage-Backed Securities – 4.97%
	Fannie Mae S.F. 15 yr
	4.50% 8/1/23	USD	405,897	$421,820
	5.00% 9/1/18		67,582	72,121
	5.50% 7/1/22		93,723	100,589
	Fannie Mae S.F. 15 yr TBA
	4.50% 4/1/25		270,000	280,041
	5.50% 4/1/25		395,000	422,465
	Fannie Mae S.F. 30 yr
	4.50% 6/1/38		146,148	146,661
	5.00% 12/1/36		768,641	795,124
	6.50% 2/1/36		44,412	48,734
	Fannie Mae S.F. 30 yr TBA
	4.50% 4/1/40		130,000	130,284
	Freddie Mac S.F. 30 yr TBA
	5.50% 4/1/40		540,000	570,207
	6.00% 4/1/40		560,000	600,862
	6.50% 4/1/40		245,000	266,323
	Total Agency Mortgage-Backed
	Securities (cost $3,773,975)			3,855,231

Commercial Mortgage-Backed Securities – 2.21%
#	American Tower Trust 144A
	Series 2007-1A AFX
	5.42% 4/15/37		70,000	74,025
	Series 2007-1A D
	5.957% 4/15/37		25,000	26,313
	Bank of America Commercial
	Mortgage Securities
	Series 2004-4 A4
	4.502% 7/10/42		225,000	228,034
	•Series 2005-1 A5
	5.135% 11/10/42		35,000	36,567
	Series 2006-4 A4
	5.634% 7/10/46		50,000	50,693
	Bear Stearns Commercial
	Mortgage Securities
	•Series 2004-PWR4 A3
	5.468% 6/11/41		90,000	93,499
	•Series 2005-PW10 A4
	5.405% 12/11/40		85,000	87,033
	•Series 2005-T20 A4A
	5.15% 10/12/42		60,000	62,001
	•Series 2006-PW12 A4
	5.719% 9/11/38		25,000	26,114
	Series 2007-PW15 A4
	5.331% 2/11/44		35,000	33,722
•w	Commercial Mortgage Pass
	Through Certificates
	Series 2005-C6 A5A
	5.116% 6/10/44		50,000	51,693
	Goldman Sachs Mortgage
	Securities II
	•Series 2004-GG2 A5
	5.279% 8/10/38		225,000	233,359
	•Series 2004-GG2 A6
	5.396% 8/10/38		55,000	57,364
	Series 2005-GG4 A4A
	4.751% 7/10/39		50,000	50,482
•	Greenwich Capital
	Commercial Funding
	Series 2004-GG1 A7
	5.317% 6/10/36		25,000	26,286
•	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2005-LDP5 A4
	5.18% 12/15/44		70,000	72,464
	LB-UBS Commercial Mortgage
	Trust Series 2004-C1 A4
	4.568% 1/15/31		75,000	76,127
•	Morgan Stanley Capital I
	Series 2004-T15 A4
	5.27% 6/13/41		275,000	281,868
	Series 2007-T27 A4
	5.649% 6/11/42		140,000	144,772
	Total Commercial Mortgage-Backed
	Securities (cost $1,511,216)			1,712,416

	Convertible Bonds – 1.59%
	Aerospace & Defense – 0.05%
	L-3 Communications Holdings 3.00%
	exercise price $100.14,
	expiration date 8/1/35		38,000	40,185
				40,185
	Automobiles & Automotive Parts – 0.07%
	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/15/27		60,000	50,925
				50,925
	Banking, Finance & Insurance – 0.05%
	Jefferies Group 3.875%
	exercise price $39.20,
	expiration date 11/1/29		42,000	41,948
				41,948
	Basic Materials – 0.14%
	Century Aluminum 1.75%
	exercise price $30.54,
	expiration date 8/1/24		5,000	4,550
	Rayonier TRS Holdings 3.75%
	exercise price $54.81,
	expiration date 10/15/12		64,000	70,160
#	Sino-Forest 144A 5.00%
	exercise price $20.29,
	expiration date 8/1/13		29,000	35,163
				109,873

		Principal		Value
		Amount°		(U.S. $)
	Convertible Bonds (continued)
	Building & Materials – 0.04%
	Beazer Homes USA 4.625%
	exercise price $49.64,
	expiration date 6/15/24	USD	28,000	$27,300
				27,300
	Computers & Technology – 0.07%
	Euronet Worldwide 3.50%
	exercise price $40.48,
	expiration date 10/15/25		5,000	4,725
	SanDisk 1.00%
	exercise price $82.36,
	expiration date 5/15/13		55,000	47,781
				52,506
	Electronics & Electrical Equipment – 0.14%
	Advanced Micro Devices 6.00%
	exercise price $28.08,
	expiration date 5/1/15		45,000	43,369
	Intel 2.95% exercise price $31.14,
	expiration date 12/15/35		25,000	24,656
	Linear Technology 3.00%
	exercise price $46.13,
	expiration date 5/1/27		42,000	41,055
				109,080
	Energy – 0.10%
	Chesapeake Energy 2.25%
	exercise price $85.89,
	expiration date 12/15/38		106,000	77,645
				77,645
	Health Care & Pharmaceuticals – 0.07%
Φ	Hologic 2.00%
	exercise price $38.59,
	expiration date 12/15/37		64,000	57,600
				57,600
	Leisure, Lodging & Entertainment – 0.10%
#	Gaylord Entertainment 144A 3.75%
	exercise price $27.25,
	expiration date 10/1/14		40,000	50,100
#	International Game
	Technology 144A 3.25%
	exercise price $19.97,
	expiration date 5/1/14		21,000	25,069
				75,169
	Real Estate – 0.33%
#	Corporate Office Properties
	144A 3.50%
	exercise price $53.12,
	expiration date 9/15/26		31,000	30,806
#	Digital Realty Trust 144A 5.50%
	exercise price $43.00,
	expiration date 4/15/29		72,000	98,910
	Health Care REIT 4.75%
	exercise price $50.00,
	expiration date 7/15/27		30,000	33,713
#	Lexington Realty Trust 144A 6.00%
	exercise price $7.09,
	expiration date 1/15/30		30,000	31,898
	National Retail Properties 5.125%
	exercise price $25.42,
	expiration date 6/15/28		55,000	60,225
				255,552
	Telecommunications – 0.33%
	Alaska Communications
	Systems Group 5.75%
	exercise price $12.90,
	expiration date 3/1/13		28,000	26,460
	Leap Wireless International 4.50%
	exercise price $93.21,
	expiration date 7/15/14		65,000	56,875
	Level 3 Communications 5.25%
	exercise price $3.98,
	expiration date 12/15/11		9,000	8,809
	NII Holdings 3.125%
	exercise price $118.32,
	expiration date 6/15/12		85,000	80,643
#	SBA Communications 144A 4.00%
	exercise price $30.38,
	expiration date 10/1/14		21,000	28,613
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		64,000	58,159
				259,559
	Transportation – 0.10%
	Bristow Group 3.00%
	exercise price $77.34,
	expiration date 6/14/38		90,000	80,550
				80,550
	Total Convertible Bonds
	(cost $1,053,811)			1,237,892

	Corporate Bonds – 26.96%
	Banking – 4.77%
#	Achmea Hypotheekbank
	144A 3.20% 11/3/14		100,000	101,382
•	BAC Capital Trust XIV
	5.63% 12/31/49		80,000	60,800
	Bank of America
	6.10% 6/15/17		300,000	309,238
#	Barclays Bank 144A
	6.05% 12/4/17		215,000	222,061
	BB&T 5.25% 11/1/19		115,000	115,838

(continues)     67

Statements of net assets
Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
•	BB&T Capital Trust IV
	6.82% 6/12/57	USD	80,000	$75,800
	Capital One Capital VI
	8.875% 5/15/40		70,000	76,810
	Capital One Financial
	7.375% 5/23/14		145,000	165,846
	Citigroup
	6.01% 1/15/15		80,000	84,132
	6.375% 8/12/14		135,000	144,358
	6.50% 8/19/13		25,000	26,971
•	Citigroup Capital XXI
	8.30% 12/21/57		20,000	20,350
	Credit Suisse 5.40% 1/14/20		25,000	25,243
	Credit Suisse New York
	6.00% 2/15/18		100,000	106,044
	JPMorgan Chase
	5.75% 1/2/13		40,000	43,438
	JPMorgan Chase Capital XVIII
	6.95% 8/17/36		35,000	34,406
	JPMorgan Chase Capital XXII
	6.45% 2/2/37		35,000	32,593
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		140,000	139,790
#	Lloyds TSB Bank 144A
	5.80% 1/13/20		175,000	171,059
	Morgan Stanley
	6.00% 4/28/15		115,000	123,324
	6.25% 8/28/17		155,000	162,929
	Nederlandse Waterschapsbank
	3.00% 3/17/15		20,000	19,865
	PNC Funding
	5.125% 2/8/20		90,000	90,835
	5.25% 11/15/15		50,000	52,625
	5.625% 2/1/17		165,000	170,493
•#	PNC Preferred Funding Trust II 144A
	6.113% 3/29/49		100,000	78,774
•#	Rabobank Nederland 144A
	11.00% 12/29/49		165,000	212,954
	Regions Financial
	7.75% 11/10/14		100,000	105,315
	Rentenbank 6.00% 7/15/14	AUD	47,000	42,909
•	USB Capital IX
	6.189% 4/15/49	USD	250,000	216,250
	Wachovia
	5.25% 8/1/14		20,000	21,028
	5.625% 10/15/16		155,000	163,569
•	Wells Fargo Capital XIII
	7.70% 12/29/49		175,000	181,563
	Zions Bancorporation
	5.50% 11/16/15		15,000	13,966
	5.65% 5/15/14		5,000	4,579
	6.00% 9/15/15		40,000	36,842
	7.75% 9/23/14		45,000	45,430
				3,699,409
Basic Industry – 1.83%
#	Algoma Acquisition 144A
	9.875% 6/15/15		40,000	37,000
	ArcelorMittal 9.85% 6/1/19		130,000	165,495
	Century Aluminum
	8.00% 5/15/14		55,300	55,162
#	Compass Minerals
	International 144A
	8.00% 6/1/19		25,000	26,125
	Cytec Industries
	8.95% 7/1/17		100,000	120,859
	Dow Chemical
	8.55% 5/15/19		165,000	199,936
#	FMG Finance 144A
	10.625% 9/1/16		100,000	115,750
	Freeport-McMoRan Copper
	& Gold 8.375% 4/1/17		30,000	33,420
#	Georgia-Pacific 144A
	8.25% 5/1/16		15,000	16,425
#	Hexion Finance Escrow 144A
	8.875% 2/1/18		30,000	29,700
	Hexion U.S. Nova Scotia/ Finance
	9.75% 11/15/14		45,000	46,125
	Huntsman International
	7.375% 1/1/15		60,000	59,850
	7.875% 11/15/14		10,000	10,150
#	MacDermid 144A
	9.50% 4/15/17		35,000	36,138
#	Momentive Performance
	Material 144A
	12.50% 6/15/14		25,000	28,375
#	NewPage 144A
	11.375% 12/31/14		45,000	45,000
•	Noranda Aluminum
	Acquisition PIK
	5.274% 5/15/15		30,924	24,739
	Novelis
	7.25% 2/15/15		35,000	33,950
	11.50% 2/15/15		25,000	27,031
	Reliance Steel & Aluminum
	6.85% 11/15/36		45,000	39,573
	Ryerson 12.00% 11/1/15		45,000	47,475
#	Sappi Papier Holding 144A
	6.75% 6/15/12		40,000	39,840
	Teck Resources
	10.25% 5/15/16		15,000	17,925
	10.75% 5/15/19		40,000	49,200
	Vale Overseas
	6.875% 11/21/36		59,000	61,186
	6.875% 11/10/39		50,000	52,057
				1,418,486
Brokerage – 0.81%
•	Bear Stearns 4.63% 12/7/12	AUD	190,000	170,702
	E TRADE Financial PIK
	12.50% 11/30/17	USD	42,000	50,400

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
	Goldman Sachs Group
	5.375% 3/15/20	USD	100,000	$99,264
	5.95% 1/18/18		25,000	26,270
	6.15% 4/1/18		20,000	21,195
	6.25% 9/1/17		40,000	43,080
	Jefferies Group
	6.25% 1/15/36		10,000	8,537
	6.45% 6/8/27		110,000	98,496
	Lazard Group
	6.85% 6/15/17		39,000	39,743
	7.125% 5/15/15		63,000	66,220
				623,907
Capital Goods – 1.21%
	Allied Waste North America
	6.875% 6/1/17		55,000	60,035
	7.125% 5/15/16		95,000	103,321
	AMH Holdings
	11.25% 3/1/14		20,000	20,675
#	BAE Systems Holdings 144A
	4.95% 6/1/14		10,000	10,502
#	BWAY 144A 10.00% 4/15/14		25,000	27,000
#	Case New Holland 144A
	7.75% 9/1/13		20,000	20,850
	Casella Waste Systems
	9.75% 2/1/13		45,000	45,225
	#144A 11.00% 7/15/14		10,000	10,775
	Crown Americas
	7.625% 11/15/13		16,000	16,560
	Graham Packaging Capital
	9.875% 10/15/14		59,000	61,507
	#144A 8.25% 1/1/17		15,000	15,188
	Graphic Packaging International
	9.50% 8/15/13		40,000	41,200
#	Greif 144A 7.75% 8/1/19		15,000	15,675
	Intertape Polymer
	8.50% 8/1/14		20,000	17,200
	Jabil Circuit 7.75% 7/15/16		5,000	5,288
	L-3 Communications
	6.125% 7/15/13		40,000	40,800
	Owens-Brockway Glass Container
	7.375% 5/15/16		10,000	10,550
#	Plastipak Holdings 144A
	8.50% 12/15/15		24,000	24,540
	10.625% 8/15/19		20,000	22,350
	Ply Gem Industries
	11.75% 6/15/13		35,000	37,100
	#144A 13.125% 7/15/14		50,000	52,125
	Pregis 12.375% 10/15/13		59,000	60,180
	RBS Global/Rexnord
	11.75% 8/1/16		40,000	43,100
	Sanmina-SCI 8.125% 3/1/16		50,000	50,563
	Smurfit Kappa Funding
	7.75% 4/1/15		25,000	24,625
	Solo Cup 8.50% 2/15/14		45,000	44,213
	Terex 8.00% 11/15/17		30,000	29,325
#	Trimas 144A 9.75% 12/15/17		20,000	20,800
#	USG 144A 9.75% 8/1/14		10,000	10,650
				941,922
Consumer Cyclical – 2.65%
#	Allison Transmission 144A
	11.00% 11/1/15		80,000	85,600
	American Axle & Manufacturing
	5.25% 2/11/14		40,000	36,700
	7.875% 3/1/17		20,000	18,750
	ArvinMeritor 8.125% 9/15/15		55,000	53,350
	Beazer Homes USA
	8.125% 6/15/16		30,000	26,775
	8.375% 4/15/12		40,000	40,100
	Burlington Coat Factory
	Investment Holdings
	14.50% 10/15/14		90,000	95,849
w#	CVS Pass Through Trust 144A
	8.353% 7/10/31		168,131	195,780
#	Equinox Holdings 144A
	9.50% 2/1/16		5,000	5,063
	Ford Motor 7.45% 7/16/31		95,000	90,249
	Ford Motor Credit
	12.00% 5/15/15		100,000	119,586
	Global Cash Access
	8.75% 3/15/12		15,000	15,094
	Goodyear Tire & Rubber
	10.50% 5/15/16		40,000	43,400
#	Harrah’s Operating 144A
	10.00% 12/15/18		50,000	41,625
#	Harrahs Operating Escrow 144A
	11.25% 6/1/17		15,000	16,238
	Interface
	9.50% 2/1/14		4,000	4,140
	#144A 11.375% 11/1/13		20,000	22,650
	International Game Technology
	7.50% 6/15/19		50,000	56,728
#	Invista 144A 9.25% 5/1/12		50,000	50,875
	K Hovnanian Enterprises
	6.25% 1/15/15		15,000	11,925
	7.50% 5/15/16		25,000	19,750
	#144A 10.625% 10/15/16		25,000	26,750
#	Landry’s Restaurants 144A
	11.625% 12/1/15		15,000	16,200
	M/I Homes 6.875% 4/1/12		10,000	9,750
	Macy’s Retail Holdings
	6.65% 7/15/24		55,000	52,250
	8.875% 7/15/15		30,000	34,050
	MGM MIRAGE
	7.50% 6/1/16		35,000	29,313
	7.625% 1/15/17		35,000	29,313
	13.00% 11/15/13		25,000	29,250

(continues)     69

Statements of net assets
Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	MGM MIRAGE (continued)
	#144A 11.125% 11/15/17	USD	15,000	$16,950
	#144A 11.375% 3/1/18		105,000	101,849
	Mobile Mini 6.875% 5/1/15		5,000	4,688
	Mohawk Industries
	6.875% 1/15/16		15,000	15,563
	Mohegan Tribal Gaming
	Authority 6.875% 2/15/15		20,000	15,250
#	NCL 144A 11.75% 11/15/16		10,000	10,925
	New Albertsons 7.25% 5/1/13		10,000	10,550
	Norcraft Holdings 9.75% 9/1/12		26,000	24,830
	OSI Restaurant Partners
	10.00% 6/15/15		27,000	26,663
	Pinnacle Entertainment
	7.50% 6/15/15		55,000	47,850
	#144A 8.625% 8/1/17		20,000	19,650
#@	Pokagon Gaming Authority 144A
	10.375% 6/15/14		20,000	21,100
	Rite Aid 9.375% 12/15/15		35,000	30,275
	Royal Caribbean Cruises
	6.875% 12/1/13		20,000	20,300
	7.00% 6/15/13		5,000	5,088
	Ryland Group 8.40% 5/15/17		25,000	27,313
	Sally Holdings 10.50% 11/15/16		45,000	49,275
#	Sealy Mattress 144A
	10.875% 4/15/16		8,000	9,000
#	Shingle Springs Tribal
	Gaming Authority 144A
	9.375% 6/15/15		55,000	45,925
	Speedway Motorsports
	8.75% 6/1/16		15,000	16,050
	Standard Pacific
	10.75% 9/15/16		30,000	32,063
	Tenneco 8.625% 11/15/14		45,000	45,900
	Toys R Us 7.625% 8/1/11		15,000	15,600
#	Toys R Us Property 144A
	10.75% 7/15/17		10,000	11,200
#	TRW Automotive 144A
	8.875% 12/1/17		50,000	52,063
#	Volvo Treasury 144A
	5.95% 4/1/15		100,000	102,003
				2,055,026
Consumer Non-Cyclical – 2.12%
	Accellent 10.50% 12/1/13		40,000	40,800
#	Alliance One International 144A
	10.00% 7/15/16		60,000	63,000
	Bausch & Lomb 9.875% 11/1/15		40,000	42,500
	Beckman Coulter
	6.00% 6/1/15		60,000	65,391
	7.00% 6/1/19		25,000	28,135
#	Bio-Rad Laboratories 144A
	8.00% 9/15/16		10,000	10,675
#	CareFusion 144A
	6.375% 8/1/19		145,000	158,846
	DJO Finance
	10.875% 11/15/14		25,000	27,281
#	Dole Food 144A
	8.00% 10/1/16		20,000	20,600
	Hospira 6.40% 5/15/15		135,000	149,884
	Ingles Markets
	8.875% 5/15/17		25,000	26,250
	Inverness Medical Innovations
	9.00% 5/15/16		35,000	35,788
	Jarden
	7.50% 1/15/20		5,000	5,075
	8.00% 5/1/16		40,000	42,100
#	JBS USA Finance 144A
	11.625% 5/1/14		42,000	48,090
	Kraft Foods 5.375% 2/10/20		100,000	101,829
	Life Technologies
	4.40% 3/1/15		15,000	15,121
	6.00% 3/1/20		130,000	133,350
	LVB Acquisition
	11.625% 10/15/17		20,000	22,500
	PIK 10.375% 10/15/17		15,000	16,575
	Medco Health Solutions
	7.125% 3/15/18		100,000	114,186
#	National Money Mart 144A
	10.375% 12/15/16		15,000	15,994
#	Novasep Holding 144A
	9.75% 12/15/16		100,000	97,563
	Smithfield Foods
	7.75% 5/15/13		25,000	25,375
	7.75% 7/1/17		15,000	14,813
	#144A 10.00% 7/15/14		15,000	16,800
	Supervalu
	7.50% 11/15/14		25,000	25,500
	8.00% 5/1/16		25,000	25,438
#	Tops Markets 144A
	10.125% 10/15/15		15,000	15,675
#	Tyson Foods 144A
	10.50% 3/1/14		25,000	29,813
	Universal Hospital Services PIK
	8.50% 6/1/15		15,000	15,000
#	Viskase 144A 9.875% 1/15/18		30,000	30,525
	Yale University 2.90% 10/15/14		105,000	106,000
	Yankee Acquisition
	9.75% 2/15/17		55,000	57,063
				1,643,535
Energy – 3.91%
	AmeriGas Partners
	7.125% 5/20/16		5,000	5,075
#	Antero Resources Finance 144A
	9.375% 12/1/17		15,000	15,525

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Chesapeake Energy
	6.50% 8/15/17	USD	55,000	$53,488
	6.625% 1/15/16		49,000	48,265
	Complete Production Service
	8.00% 12/15/16		40,000	39,800
	Copano Energy 7.75% 6/1/18		25,000	25,063
	Denbury Resources
	9.75% 3/1/16		20,000	22,100
	El Paso
	7.00% 6/15/17		5,000	5,128
	7.25% 6/1/18		50,000	51,845
	Enbridge Energy Partners
	•8.05% 10/1/37		65,000	64,433
	9.875% 3/1/19		30,000	39,045
	Energy Transfer Partners
	9.70% 3/15/19		100,000	126,776
	Enterprise Products Operating
	•8.375% 8/1/66		100,000	101,623
	9.75% 1/31/14		65,000	78,994
	Forest Oil 7.25% 6/15/19		25,000	25,250
	Geophysique-Veritas
	7.75% 5/15/17		35,000	35,175
#	Gibson Energy/GEP
	Midstream Finance 144A
	10.00% 1/15/18		15,000	14,813
#	Helix Energy Solutions 144A
	9.50% 1/15/16		55,000	56,925
#	Hercules Offshore 144A
	10.50% 10/15/17		40,000	40,100
#	Hilcorp Energy Finance I 144A
	7.75% 11/1/15		5,000	4,963
	9.00% 6/1/16		40,000	41,800
#	Holly 144A 9.875% 6/15/17		25,000	25,875
#	Inergy Finance 144A
	8.75% 3/1/15		10,000	10,513
	Key Energy Services
	8.375% 12/1/14		50,000	50,813
	Kinder Morgan Energy Partners
	6.85% 2/15/20		5,000	5,619
	9.00% 2/1/19		115,000	143,714
#	Linn Energy 144A
	8.625% 4/15/20		20,000	20,075
	Mariner Energy
	8.00% 5/15/17		30,000	29,625
	Massey Energy
	6.875% 12/15/13		40,000	40,750
#	Midcontinent Express
	Pipeline 144A
	5.45% 9/15/14		80,000	82,913
	6.70% 9/15/19		130,000	137,200
#	Murray Energy 144A
	10.25% 10/15/15		25,000	25,750
	Nexen 7.50% 7/30/39		85,000	97,268
#	NFR Energy 144A
	9.75% 2/15/17		5,000	5,013
	Noble Energy 8.25% 3/1/19		85,000	103,113
	OPTI Canada
	7.875% 12/15/14		30,000	28,200
	8.25% 12/15/14		25,000	23,625
	Petrobras International Finance
	5.75% 1/20/20		5,000	5,147
	5.875% 3/1/18		15,000	15,740
	PetroHawk Energy
	7.875% 6/1/15		30,000	30,713
	#144A 10.50% 8/1/14		10,000	11,088
	Petroleum Development
	12.00% 2/15/18		25,000	26,625
	Plains All American Pipeline
	5.75% 1/15/20		80,000	82,189
	8.75% 5/1/19		205,000	250,501
	Plains Exploration & Production
	8.625% 10/15/19		15,000	15,975
	Pride International
	8.50% 6/15/19		100,000	113,500
	Quicksilver Resources
	7.125% 4/1/16		45,000	42,975
	Range Resources
	8.00% 5/15/19		25,000	26,813
	Regency Energy Partners
	8.375% 12/15/13		10,000	10,425
	#144A 9.375% 6/1/16		15,000	15,975
#	Rockies Express Pipeline 144A
	5.625% 4/15/20		85,000	83,842
#	SandRidge Energy 144A
	8.75% 1/15/20		40,000	39,200
	9.875% 5/15/16		45,000	46,463
•	TransCanada Pipelines
	6.35% 5/15/67		115,000	109,575
	Weatherford International
	9.625% 3/1/19		90,000	114,063
#	Woodside Finance 144A
	4.50% 11/10/14		45,000	46,153
	5.00% 11/15/13		25,000	26,343
	8.125% 3/1/14		170,000	194,865
				3,034,422
Financials – 0.66%
	Capital One Capital V
	10.25% 8/15/39		40,000	47,512
	FTI Consulting 7.75% 10/1/16		40,000	41,000
	General Electric Capital
	6.00% 8/7/19		285,000	301,690
	International Lease Finance
	6.625% 11/15/13		75,000	73,053
	Nuveen Investments
	10.50% 11/15/15		50,000	48,750
				512,005

(continues)     71

Statements of net assets
Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Insurance – 0.34%
	MetLife
	6.40% 12/15/36	USD	120,000	$109,201
	6.817% 8/15/18		60,000	66,665
	Prudential Financial
	3.875% 1/14/15		75,000	74,940
	UnitedHealth Group
	5.80% 3/15/36		15,000	14,092
				264,898
Media – 2.77%
	Affinion Group
	11.50% 10/15/15		20,000	20,600
#	Cablevision Systems 144A
	8.625% 9/15/17		20,000	21,250
	CBS 5.75% 4/15/20		30,000	30,186
	CCH II Capital
	13.50% 11/30/16		50,000	60,375
#	Cengage Learning
	Acquisitions 144A
	10.50% 1/15/15		15,000	14,475
#	Cequel Communications
	Holdings I 144A
	8.625% 11/15/17		15,000	15,488
	Clear Channel Communications
	10.75% 8/1/16		35,000	27,563
	Comcast
	4.95% 6/15/16		55,000	57,414
	5.15% 3/1/20		30,000	30,328
	5.85% 11/15/15		30,000	32,912
	6.50% 1/15/15		25,000	28,170
	6.95% 8/15/37		30,000	32,558
#	Cox Communications 144A
	5.875% 12/1/16		30,000	32,281
	6.45% 12/1/36		20,000	20,215
	6.95% 6/1/38		45,000	48,859
	DIRECTV Holdings
	7.625% 5/15/16		260,000	291,560
	DISH DBS 7.875% 9/1/19		65,000	67,925
#	GXS Worldwide 144A
	9.75% 6/15/15		60,000	58,050
	Lamar Media 6.625% 8/15/15		55,000	53,444
	LIN Television 6.50% 5/15/13		5,000	4,900
	Nielsen Finance
	10.00% 8/1/14		75,000	78,938
	Ω12.50% 8/1/16		15,000	14,325
	Shaw Communication
	6.75% 11/9/39	CAD	309,000	313,773
#	Sinclair Television Group 144A
	9.25% 11/1/17	USD	25,000	26,438
	Sirius XM Radio
	9.625% 8/1/13		15,000	15,731
	#144A 9.75% 9/1/15		5,000	5,425
#	Terremark Worldwide 144A
	12.25% 6/15/17		50,000	57,750
	Time Warner Cable
	8.25% 4/1/19		260,000	315,141
#	Univision Communications 144A
	12.00% 7/1/14		30,000	33,000
#	Videotron 144A
	7.125% 1/15/20	CAD	69,000	69,645
#	Vivendi 144A
	5.75% 4/4/13	USD	135,000	145,340
	6.625% 4/4/18		80,000	86,792
#	XM Satellite Radio 144A
	13.00% 8/1/13		10,000	11,313
	XM Satellite Radio Holdings
	PIK 10.00% 6/1/11		30,000	30,300
				2,152,464
Real Estate – 0.41%
	Developers Diversified Realty
	5.375% 10/15/12		30,000	29,984
	7.50% 4/1/17		35,000	35,456
	9.625% 3/15/16		25,000	27,997
#	Digital Realty Trust 144A
	5.875% 2/1/20		40,000	39,185
	ProLogis
	6.875% 3/15/20		80,000	79,160
	7.375% 10/30/19		85,000	87,404
	Ventas Realty 6.50% 6/1/16		20,000	20,463
				319,649
Services Non-Cyclical – 0.65%
	ARAMARK 8.50% 2/1/15		50,000	51,375
	Avis Budget Car Rental
	7.75% 5/15/16		25,000	24,625
#	Brambles USA 144A
	3.95% 4/1/15		45,000	45,272
	5.35% 4/1/20		40,000	40,292
	Hertz
	8.875% 1/1/14		35,000	36,138
	10.50% 1/1/16		35,000	37,756
	Iron Mountain 8.00% 6/15/20		55,000	56,650
	RSC Equipment Rental
	9.50% 12/1/14		55,000	54,725
	#144A 10.25% 11/15/19		30,000	30,225
	Select Medical 7.625% 2/1/15		40,000	38,300
	Tenet Healthcare 7.375% 2/1/13		30,000	30,450
•	US Oncology Holdings PIK
	6.643% 3/15/12		63,977	60,938
				506,746
Technology – 0.18%
	Freescale Semiconductor
	8.875% 12/15/14		10,000	9,600
	National Semiconductor
	3.95% 4/15/15		50,000	49,439

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Technology (continued)
	SunGard Data Systems
	10.25% 8/15/15	USD	50,000	$52,812
#	Unisys 144A
	12.75% 10/15/14		25,000	29,281
				141,132
Telecommunications – 2.70%
	America Movil
	5.625% 11/15/17		50,000	53,069
	American Tower
	7.00% 10/15/17		95,000	106,638
	AT&T 6.50% 9/1/37		150,000	156,046
	Cincinnati Bell
	7.00% 2/15/15		35,000	34,213
	8.25% 10/15/17		40,000	40,700
#	Clearwire Communications 144A
	12.00% 12/1/15		96,000	98,360
	Cricket Communications
	9.375% 11/1/14		45,000	46,013
	#144A 7.75% 5/15/16		15,000	15,638
	Crown Castle International
	9.00% 1/15/15		30,000	32,625
#	Digicel 144A 8.25% 9/1/17		110,000	109,450
#	GCI 144A 8.625% 11/15/19		15,000	15,356
#	Global Crossing 144A
	12.00% 9/15/15		45,000	50,175
	Hughes Network Systems
	9.50% 4/15/14		45,000	46,463
	Intelsat Bermuda PIK
	11.50% 2/4/17		875	901
	Level 3 Financing
	9.25% 11/1/14		5,000	4,900
	#144A 10.00% 2/1/18		35,000	33,600
	MetroPCS Wireless
	9.25% 11/1/14		83,000	85,283
#	NII Capital 144A
	10.00% 8/15/16		45,000	49,500
	PAETECH Holding
	8.875% 6/30/17		20,000	20,650
	9.50% 7/15/15		35,000	35,613
#	Qwest 144A 8.375% 5/1/16		30,000	33,900
	Rogers Communications
	6.68% 11/4/39	CAD	40,000	41,866
	7.50% 3/15/15	USD	45,000	52,579
	Sprint Capital
	6.875% 11/15/28		20,000	16,200
	8.75% 3/15/32		95,000	88,588
#	Telcordia Technologies 144A
	10.00% 3/15/13		70,000	68,775
	Telecom Italia Capital
	5.25% 10/1/15		210,000	215,271
	Telesat Canada
	11.00% 11/1/15		40,000	44,700
	12.50% 11/1/17		10,000	11,550
	Verizon Communications
	6.40% 2/15/38		50,000	52,048
	Vodafone Group
	5.00% 12/16/13		10,000	10,802
	5.00% 9/15/15		50,000	52,961
	5.375% 1/30/15		265,000	284,585
#	Wind Acquisition Finance 144A
	11.75% 7/15/17		50,000	55,500
	Windstream
	8.125% 8/1/13		20,000	21,050
	#144A 7.875% 11/1/17		10,000	9,900
				2,095,468
Transportation – 0.11%
#	Kansas City Southern de
	Mexico 144A
	8.00% 2/1/18		30,000	30,900
	Kansas City Southern Railway
	13.00% 12/15/13		30,000	35,850
#	United Air Lines 144A
	12.00% 11/1/13		20,000	20,800
				87,550
Utilities – 1.84%
	AES
	8.00% 10/15/17		40,000	40,800
	8.00% 6/1/20		85,000	85,106
	Ameren 8.875% 5/15/14		25,000	28,872
#	American Transmission
	Systems 144A
	5.25% 1/15/22		70,000	70,312
#	Centrais Eletricas Brasileiras 144A
	6.875% 7/30/19		100,000	109,500
	CMS Energy 6.55% 7/17/17		45,000	46,654
	Dynegy Holdings
	7.75% 6/1/19		50,000	38,000
	Edison Mission Energy
	7.00% 5/15/17		5,000	3,513
	7.20% 5/15/19		20,000	13,900
	7.50% 6/15/13		10,000	8,725
#	Electricite de France 144A
	4.60% 1/27/20		55,000	54,322
	Illinois Power 9.75% 11/15/18		200,000	256,724
#	Majapahit Holding 144A
	8.00% 8/7/19		109,000	120,309
	Mirant North America
	7.375% 12/31/13		5,000	5,013
	NRG Energy
	7.375% 2/1/16		15,000	14,925
	7.375% 1/15/17		35,000	34,738
	Orion Power Holdings
	12.00% 5/1/10		5,000	5,044
	Pennsylvania Electric
	5.20% 4/1/20		115,000	115,372

(continues)     73

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
	PPL Electric Utilities
	7.125% 11/30/13	USD	40,000	$46,332
	Public Service Company of
	Oklahoma 5.15% 12/1/19		245,000	247,620
•	Puget Sound Energy
	6.974% 6/1/67		35,000	31,276
	Texas Competitive Electric
	Holdings 10.25% 11/1/15		30,000	21,000
	TXU 5.55% 11/15/14		40,000	29,400
				1,427,457
Total Corporate Bonds
	(cost $19,339,933)			20,924,076

Municipal Bond – 0.07%
•	Puerto Rico Sales Tax
	Financing Revenue First
	Subordinate Series B
	5.00% 8/1/39		50,000	52,335
Total Municipal Bond
	(cost $50,000)			52,335

Non-Agency Asset-Backed Securities – 1.66%
•#	AH Mortgage Advance Trust
	Series 2009-ADV3 A1
	144A 2.179% 10/6/21		55,000	54,863
#	Bank of America Auto Trust
	Series 2009-3A A4 144A
	2.67% 12/15/16		120,000	121,883
	Capital Auto Receivables
	Asset Trust Series 2007-3 A3A
	5.02% 9/15/11		36,654	37,021
	Caterpillar Financial Asset
	Trust Series 2008-A A3
	4.94% 4/25/14		79,587	81,202
	Chase Issuance Trust
	Series 2005-A7 A7
	4.55% 3/15/13		35,000	36,084
	Series 2005-A10 A10
	4.65% 12/17/12		35,000	35,787
	CNH Equipment Trust
	•Series 2007-A A4
	0.27% 9/17/12		10,183	10,170
	•Series 2007-B A3B
	0.83% 10/17/11		6,956	6,958
	Series 2008-A A4A
	4.93% 8/15/14		90,000	94,287
	Series 2009-C A3
	1.85% 12/16/13		25,000	25,163
	Series 2009-C A4
	3.00% 8/17/15		80,000	81,009
	Series 2010-A A4
	2.49% 1/15/16		105,000	104,967
	Daimler Chrysler Auto Trust
	Series 2008-B A3A
	4.71% 9/10/12		45,000	46,198
#	Ford Credit Auto Lease Trust
	Series 2010-A A2 144A
	1.04% 3/15/13		250,000	250,028
•#	Ford Credit Floorplan Master
	Owner Trust Series 2010-1 A
	144A 1.88% 12/15/14		100,000	100,456
•#	Golden Credit Card Trust
	Series 2008-3 A 144A
	1.23% 7/15/17		100,000	100,387
•#	Nissan Master Owner Trust
	Receivables Series 2010-AA A 144A
	1.38% 1/15/15		100,000	100,277
Total Non-Agency Asset-
	Backed Securities
	(cost $1,265,789)			1,286,740

Non-Agency Collateralized Mortgage Obligations – 0.59%
	Bank of America Alternative
	Loan Trust
	Series 2004-2 1A1
	6.00% 3/25/34		2,282	2,219
	Series 2004-10 1CB1
	6.00% 11/25/34		7,682	6,240
	Series 2005-3 2A1
	5.50% 4/25/20		6,985	6,319
	Series 2005-5 2CB1
	6.00% 6/25/35		2,633	1,875
	Series 2005-6 7A1
	5.50% 7/25/20		4,503	4,186
•@	Bank of America Funding
	Securities Series 2006-H 1A2
	3.582% 9/20/46		2,683	354
•	ChaseFlex Trust Series 2006-1 A4
	6.30% 6/25/36		100,000	68,488
	Citicorp Mortgage Securities
	Series 2006-4 3A1
	5.50% 8/25/21		29,269	28,377
•	Citigroup Mortgage Loan
	Trust Series 2007-AR8 1A3A
	5.808% 8/25/37		158,280	114,313
w@	Countrywide Home Loan
	Mortgage Pass Through
	Trust Series 2006-17 A5
	6.00% 12/25/36		13,803	12,577
	Lehman Mortgage Trust
	Series 2005-2 2A3
	5.50% 12/25/35		82,826	74,930
w	Washington Mutual
	Mortgage Pass
	Through Certificates
	Series 2004-CB3 4A
	6.00% 10/25/19		9,074	9,133

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
w	Washington Mutual
	Mortgage Pass Through
	Certificates (continued)
	•Series 2006-AR10 1A1
	5.921% 9/25/36	USD	27,394	$21,418
	•Series 2007-HY1 1A1
	5.677% 2/25/37		36,974	26,766
	Wells Fargo Mortgage-Backed
	Securities Trust
	Series 2006-1 A3
	5.00% 3/25/21		4,466	4,321
	Series 2006-2 3A1
	5.75% 3/25/36		36,283	33,460
	•Series 2006-AR5 2A1
	5.504% 4/25/36		26,621	20,960
	•Series 2006-AR10 5A1
	5.497% 7/25/36		28,615	22,599
Total Non-Agency Collateralized
	Mortgage Obligations
	(cost $358,472)			458,535

Regional Authority – 0.01%Δ
Canada – 0.01%
	Province of Quebec Canada
	4.50% 12/1/19	CAD	6,000	5,993
Total Regional Authority
	(cost $5,761)			5,993

«Senior Secured Loans – 2.77%
	Allied Security Holdings
	Term Tranche Loan
	6.75% 2/23/15	USD	96,000	96,840
	Allison Transmission Term
	Tranche Loan B
	3.002% 8/7/14		40,000	38,206
	ATI Holdings Term Tranche
	Loan 7.00% 2/18/16		20,000	19,517
	Avis Budget Car Rental
	Term Tranche Loan
	4.25% 4/21/14		14,651	14,712
	Calpine Term Tranche Loan
	3.124% 3/31/14		55,000	53,422
	Cengage Learning Acquisitions
	Term Tranche Loan
	7.50% 7/7/14		125,000	127,032
	CF Industries Holdings
	Term Tranche Loan
	10.00% 10/15/10		40,000	40,000
	Charter Communications
	Operating Term Tranche
	Loan B 2.25% 3/6/14		125,000	120,649
	Community Health Systems
	Term Tranche Loan B
	2.502% 7/25/14		94,008	91,671
	Term Tranche Loan DD
	2.502% 7/25/14		4,814	4,701
	Dana Holdings Term Tranche Loan B
	4.334% 1/30/15		27,124	26,738
	Delta Air Lines Term Tranche
	Loan 8.75% 9/16/13		120,000	122,025
	Energy Futures Holdings
	Term Tranche Loan B2
	3.729% 10/10/14		103,409	85,201
	First Data Term Tranche Loan B2
	3.00% 9/24/14		119,693	106,101
	Ford Motor Term Tranche
	Loan B 3.258% 12/15/13		113,433	110,010
	Freescale Semiconductor
	Term Tranche Loan
	1.979% 12/1/16		44,952	42,330
	Graham Packaging
	Term Tranche Loan C
	6.75% 4/5/14		40,000	40,487
	Graphic Packaging
	International Term Tranche
	Loan 3.00% 5/16/14		125,000	124,836
	Harrahs Operating Term
	Tranche Loan B
	9.50% 10/31/16		20,000	20,756
	JohnsonDiversey Term Tranche
	Loan B 5.50% 11/24/15		40,000	40,425
	Nalco Holding Term Tranche
	Loan 6.50% 5/6/16		125,000	126,485
	Nuveen Investment
	2nd Lien Term Tranche
	Loan 12.50% 7/9/15		60,000	64,425
	Term Tranche Loan B
	3.302% 11/13/14		55,000	50,600
	Panamsat
	Term Tranche Loan BA
	2.728% 1/3/14		15,003	14,639
	Term Tranche Loan BB
	2.728% 1/3/14		14,999	14,635
	Term Tranche Loan BC
	2.728% 1/3/14		14,999	14,635
	PQ Term Tranche Loan
	6.73% 7/30/15		65,000	59,858
	RehabCare Group Term
	Tranche Loan B
	6.00% 11/3/15		35,000	35,263
	Rental Service 2nd Lien
	Term Tranche Loan
	3.817% 10/7/13		125,000	121,031
	Reynolds Consumer Products
	U.S. Term Tranche Loan
	6.25% 11/5/15		40,000	40,487
	Rite Aid Term Tranche Loan
	9.50% 6/5/15		45,000	47,156
	Rockwood Specialties
	Term Tranche Loan H
	6.00% 5/15/14		55,000	55,421
	Smurfit-Stone Container
	Enterprise Term Tranche Loan
	6.75% 1/2/16		35,000	35,131
(continues)     75

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

	Principal		Value
	Amount°		(U.S. $)
«Senior Secured Loans (continued)
SunGard Data Systems
Term Tranche Loan
6.75% 2/28/14	USD	35,000	$35,350
Univision Communications
Term Tranche Loan B
2.533% 9/29/14		125,000	111,776
Total Senior Secured Loans
(cost $2,092,963)			2,152,551

Sovereign Debt – 3.62%Δ
Australia – 0.53%
Australian Government
6.25% 4/15/15	AUD	435,000	412,059
			412,059
Brazil – 0.14%
# Banco Nacional de
Desenvolvimento
Economico e Social 144A
6.369% 6/16/18	USD	100,000	106,500
			106,500
Indonesia – 0.92%
Indonesia Government
9.50% 6/15/15	IDR	1,090,000,000	127,000
10.50% 8/15/30	IDR	1,090,000,000	123,815
10.75% 5/15/16	IDR	981,000,000	120,124
11.00% 11/15/20	IDR	1,755,000,000	219,216
12.80% 6/15/21	IDR	900,000,000	124,633
			714,788
Mexico – 0.51%
Mexican Bonos
7.50% 6/3/27	MXN	3,370,000	256,979
7.75% 12/14/17	MXN	1,730,000	142,863
			399,842
Norway – 1.07%
Eksportfinans
3.00% 11/17/14	USD	85,000	85,418
5.50% 5/25/16		210,000	231,600
Norwegian Government
4.50% 5/22/19	NOK	1,173,000	209,076
5.00% 5/15/15	NOK	1,677,000	306,700
			832,794
Poland – 0.18%
Poland Government
5.50% 10/25/19	PLN	390,000	136,860
			136,860
Republic of Korea – 0.13%
# Korea Expressway 144A
4.50% 3/23/15		100,000	101,734
			101,734
Sweden – 0.14%
Svensk Exportkredit
3.25% 9/16/14	USD	105,000	107,380
			107,380
Total Sovereign Debt
(cost $2,731,336)			2,811,957

Supranational Banks – 0.84%
European Investment Bank
9.00% 12/21/18	ZAR	900,000	123,576
^10.225% 10/22/19	BRL	90,000	19,678
11.25% 2/14/13	BRL	220,000	129,422
International Bank
for Reconstruction
5.75% 10/21/19	AUD	433,000	382,276
Total Supranational Banks
(cost $608,100)			654,952

U.S. Treasury Obligations – 6.23%
U.S. Treasury Bills
0.10% 4/15/10	USD	209,681	209,669
0.12% 4/22/10		167,745	167,731
U.S. Treasury Inflation Index
Notes 1.625% 1/15/15		442,576	462,837
U.S. Treasury Notes
1.375% 3/15/13		865,000	860,202
2.50% 3/31/15		2,585,000	2,578,546
¥3.625% 2/15/20		570,000	560,471
Total U.S. Treasury Obligations
(cost $4,843,862)			4,839,456

	Number of
	Shares
Preferred Stock – 0.16%
• Bank of America 8.125%		40,000	40,863
Braskem Class A		990	7,235
• PNC Financial Services 8.25%		25,000	26,133
@ Transneft		40	46,401
Total Preferred Stock
(cost $85,853)			120,632

	Principal
	Amount°
≠Discounted Commercial Paper – 1.26%
Hewlett-Packard
0.161% 4/26/10	USD	525,000	524,939
Rabobank USA Finance
0.763% 4/21/10		450,000	449,974
Total Discounted Commercial Paper
(cost $974,897)			974,913

Principal			Value
Amount°			(U.S. $)
≠Discount Notes – 5.94%
Federal Home Loan Bank
0.001% 4/1/10	USD	3,354,901	$3,354,901
0.01% 4/5/10		1,258,088	1,258,086
Total Discount Notes
(cost $4,612,987)			4,612,987

Total Value of Securities – 100.31%
(cost $71,975,615)			77,865,733
Liabilities Net of Receivables
and Other Assets – (0.31%)			(239,390)
Net Assets Applicable to 8,014,326
Shares Outstanding – 100.00%			$77,626,343

Net Asset Value – Delaware Foundation®
Conservative Allocation Fund Class A
($49,556,482 / 5,119,237 Shares)			$9.68
Net Asset Value – Delaware Foundation
Conservative Allocation Fund Class B
($1,039,991 / 106,533 Shares)			$9.76
Net Asset Value – Delaware Foundation
Conservative Allocation Fund Class C
($7,439,533 / 767,223 Shares)			$9.70
Net Asset Value – Delaware Foundation
Conservative Allocation Fund Class R
($1,089,496 / 112,576 Shares)			$9.68
Net Asset Value – Delaware Foundation
Conservative Allocation Fund Institutional Class
($18,500,841 / 1,908,757 Shares)			$9.69

Components of Net Assets at March 31, 2010:
Shares of beneficial interest
(unlimited authorization – no par)			$70,884,465
Undistributed net investment income			26,432
Accumulated net realized gain on investments			798,127
Net unrealized appreciation of investments
and foreign currencies			5,917,319
Total net assets			$77,626,343

°Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
ILS — Israeli Shekel
INR — Indian Rupee
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringitt
NOK — Norwegian Kroner
PLN — Polish Zloty
SGD — Singapore Dollar
TWD — Taiwan Dollar
USD — United States Dollar
ZAR — South African Rand

¥	Fully or partially pledged as collateral for financial futures contracts.

•	Variable rate security. The rate shown is the rate as of March 31, 2010.

w
Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2010, the aggregate amount of Rule 144A securities was $6,854,668, which represented 8.83% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

@	Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $172,452, which represented 0.22% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

≠	The rate shown is the effective yield at time of purchase.

Φ	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2010.

†	Non income producing security.

«
Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2010.

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

=
Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 2010, the aggregate amount of fair valued securities was $116,495, which represented 0.15% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

Δ	Securities have been classified by country of origin.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

(continues)      77

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

Summary of Abbreviations:
ADR — American Depositary Receipts
CDS — Credit Default Swap
GDR — Global Depositary Receipts
NVDR — Non-Voting Depositary Receipts
PIK — Pay-in-kind
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — year

Net Asset Value and Offering Price Per Share –
Delaware Foundation Conservative Allocation Fund
Net asset value Class A (A)	$9.68
Sales charge (5.75% of offering price) (B)	0.59
Offering price	$10.27

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

1The following foreign currency exchange contracts, financial futures contract, and swap contracts were outstanding at March 31, 2010:

Foreign Currency Exchange Contracts
					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
AUD	(98,254)	USD	89,067	4/30/10	$(793)
AUD	106,614	USD	(96,855)	4/30/10	651
BRL	761,773	USD	(418,557)	4/30/10	7,062
CAD	(61,016)	USD	59,650	4/30/10	(434)
CAD	251,634	USD	(246,037)	4/30/10	1,754
CAD	52,294	USD	(51,170)	4/30/10	326
CLP	4,358,050	USD	(8,176)	4/30/10	143
EUR	3,004	USD	(4,049)	4/30/10	8
EUR	(158,184)	USD	214,000	4/30/10	327
GBP	119	USD	(178)	4/30/10	3
GBP	(137,875)	USD	207,111	4/30/10	(2,096)
IDR	804,778,000	USD	(87,906)	4/30/10	149
ILS	321,759	USD	(85,897)	4/30/10	1,141
INR	14,328,601	USD	(308,000)	10/20/10	5.964
KRW	467,330,997	USD	(409,007)	4/30/10	3,538
KRW	142,598,600	USD	(124,889)	4/30/10	992
MYR	1,110,458	USD	(332,472)	4/30/10	7,762
MYR	307,215	USD	(92,049)	4/30/10	2,079
NOK	(549,608)	USD	91,918	4/30/10	(442)
NOK	685,204	USD	(114,763)	4/30/10	384
NOK	514,944	USD	(86,331)	4/30/10	204
PLN	(66,576)	USD	22,820	4/30/10	(428)
PLN	225,570	USD	(77,593)	4/30/10	1,173
SGD	304,489	USD	(216,935)	4/30/10	696
SGD	121,399	USD	(86,489)	4/30/10	280
TWD	6,987,675	USD	(220,188)	4/30/10	(3)
TWD	2,882,250	USD	(90,751)	4/30/10	70
ZAR	(810,385)	USD	108,785	4/30/10	(1,787)
					$28,723

Financial Futures Contract

	Notional	Notional	Expiration	Unrealized
Contract to Buy	Cost	Value	Date	Appreciation
7 U.S. Treasury
5 yr Notes	$803,653	$803,906	6/30/10	$253

Swap Contracts
CDS Contracts
		Annual		Unrealized
Swap Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Barclays
ITRAXX EUR Sub
Financials 12.1
5 yr CDS	$350,000	1.00%	12/20/14	$(6,418)
Kingdom of Spain
5 yr CDS	310,000	1.00%	3/20/15	(2,682)
JPMorgan Chase
Portuguese Republic
5 yr CDS	143,000	1.00%	6/20/15	(36)
	$803,000			$(9,136)
Protection Sold:
Citigroup Global
Markets
MetLife 5 yr CDS	$30,000	5.00%	9/20/14	$1,568
				1,568
Total				$(7,568)

The use of foreign currency exchange contracts, financial futures contracts, and CDS contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 9 in “Notes to financial statements.”

See accompanying notes

Statements of assets and liabilities

Delaware Foundation® Funds

March 31, 2010 (Unaudited)

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation	Growth	Moderate	Conservative
	Equity	Allocation	Allocation	Allocation
	Fund	Fund	Fund	Fund
Assets:
Investments, at value	$1,067,297	$61,326,543	$258,927,114	$71,900,433
Short-term, at value	24,193	2,607,832	13,395,308	5,965,300
Short-term investments held as collateral for loaned securities, at value	—	—	2,139	—
Cash	6,382	420,964	2,478,487	954,829
Foreign currencies, at value	970	203,346	505,555	307,328
Receivables for fund shares sold	4,038	660,433	1,454,711	1,193,570
Receivables for securities sold	902	279,652	2,563,227	567,817
Foreign currency contracts, at value	—	8,541	73,185	34,706
Dividend and interest receivables	4,220	305,151	1,737,948	631,431
Variation margin receivables on futures contracts	—	1,432	7,931	253
Due from manager and affiliates	22,376	—	—	—
Credit default swap contracts, at value1	—	7,092	42,732	17,092
Other assets	24,866	658	1,483	—
Total assets	1,155,244	65,821,644	281,189,820	81,572,759

Liabilities:
Payables for securities purchased	7,137	1,386,378	10,478,555	3,844,596
Payables for fund shares redeemed	—	45,309	293,438	24,404
Foreign currency contracts, at value	—	454	—	5,983
Obligation to return securities lending collateral	—	—	50,338	—
Credit default swap contracts, at value	—	2,376	—	—
Accrued protection payments on credit default swaps	—	52	461	215
Due to manager and affiliates	—	33,942	196,559	37,490
Other accrued expenses	—	28,273	73,136	33,728
Total liabilities	7,137	1,496,784	11,092,487	3,946,416

Total Net Assets	$1,148,107	$64,324,860	$270,097,333	$77,626,343

Investments, at cost	$949,938	$54,830,393	$219,500,623	$66,010,325
Short-term, at cost	24,193	2,607,867	13,395,353	5,965,290
Short-term investments held as collateral for loaned securities, at cost	—	—	50,338	—
Foreign currencies, at cost	970	201,637	498,129	304,154
1Including upfront payments received	—	6,569	58,882	24,660

See accompanying notes

Statements of operations

Delaware Foundation® Funds

Six Months Ended March 31, 2010 (Unaudited)

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation	Growth	Moderate	Conservative
	Equity	Allocation	Allocation	Allocation
	Fund	Fund	Fund	Fund
Investment Income:
Interest	$—	$414,437	$3,445,195	$1,284,639
Dividends	11,610	463,748	1,419,121	269,296
Foreign tax withheld	(207)	(9,375)	(27,727)	(4,825)
	11,403	868,810	4,836,589	1,549,110

Expenses:
Management fees	3,533	187,207	839,681	221,181
Distribution expenses – Class A	11	47,888	269,411	75,690
Distribution expenses – Class B	—	18,838	25,730	10,723
Distribution expenses – Class C	27	30,485	57,289	27,647
Distribution expenses – Class R	16	6,720	5,449	2,933
Registration fees	32,828	28,261	29,707	30,634
Legal fees	24,583	7,818	29,835	8,796
Custodian fees	10,483	16,457	24,621	19,149
Dividend disbursing and transfer agent fees and expenses	9,131	84,205	255,601	78,250
Reports and statements to shareholders	5,549	6,978	41,461	7,541
Audit and tax	4,982	11,613	17,713	11,646
Pricing fees	4,531	21,462	26,554	22,748
Accounting and administration expenses	217	11,485	51,518	13,568
Trustees’ fees	32	1,696	7,693	2,005
Dues and services	—	1,309	1,612	1,299
Insurance fees	—	747	5,024	857
Consulting fees	—	278	1,695	305
Trustees’ expenses	—	122	1,090	142
	95,923	483,569	1,691,684	535,114
Less fees waived	(90,914)	(130,898)	(218,417)	(120,316)
Less waived distribution expenses – Class A	(1)	(7,978)	(42,621)	(12,593)
Less waived distribution expenses – Class B	—	—	—	(7,364)
Less waived distribution expenses – Class R	(3)	(1,119)	(907)	(487)
Total operating expenses	5,005	343,574	1,429,739	394,354
Net Investment Income	6,398	525,236	3,406,850	1,154,756

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	13,730	942,987	7,267,392	1,714,826
Foreign currencies	(359)	10,023	69,072	26,729
Futures contracts	—	1,712	(56,310)	(5,777)
Swap contracts	—	(11,185)	(101,655)	(43,215)
Net realized gain	13,371	943,537	7,178,499	1,692,563
Net change in unrealized appreciation/depreciation of investments and foreign currencies	76,067	3,460,481	10,151,358	1,826,191
Net Realized and Unrealized Gain on Investments and Foreign Currencies	89,438	4,404,018	17,329,857	3,518,754

Net Increase in Net Assets Resulting from Operations	$95,836	$4,929,254	$20,736,707	$4,673,510

See accompanying notes

Statements of changes in net assets

Delaware Foundation® Funds

	Delaware Foundation		Delaware Foundation
	Equity Fund		Growth Allocation Fund
	Six Months	8/31/09*	Six Months	Year
	Ended	to	Ended	Ended
	3/31/10	9/30/09	3/31/10	9/30/09
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,398	$1,150	$525,236	$1,110,882
Net realized gain (loss) on investments and foreign currencies	13,371	2,576	943,537	(2,985,360)
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	76,067	41,420	3,460,481	5,485,548
Net increase in net assets resulting from operations	95,836	45,146	4,929,254	3,611,070

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8)	—	(648,180)	—
Class B	—	—	(53,643)	—
Class C	—	—	(89,574)	—
Class R	(2)	—	(41,953)	—
Institutional Class	(2,086)	—	(298,587)	—

Net realized gain on investments:
Class A	(39)	—	—	(807,365)
Class B	—	—	—	(119,033)
Class C	(26)	—	—	(138,976)
Class R	(25)	—	—	(47,801)
Institutional Class	(4,983)	—	—	(311,326)
	(7,169)	—	(1,131,937)	(1,424,501)
Capital Share Transactions:
Proceeds from shares sold:
Class A	7,002	5,025	5,020,776	6,507,726
Class B	—	—	152,424	369,486
Class C	—	5,576	2,057,365	1,617,151
Class R	—	5,026	632,668	525,153
Institutional Class	—	985,026	3,555,816	14,881,664

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	47	—	628,589	796,508
Class B	—	—	52,589	114,911
Class C	25	—	86,780	133,495
Class R	27	—	41,952	47,801
Institutional Class	7,069	—	298,215	311,326
	14,170	1,000,653	12,527,174	25,305,221

	Delaware Foundation®		Delaware Foundation
	Equity Fund		Growth Allocation Fund
	Six Months	8/31/09*	Six Months	Year
	Ended	to	Ended	Ended
	3/31/10	9/30/09	3/31/10	9/30/09
	(Unaudited)		(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$—	$—	$(2,516,214)	$(5,925,858)
Class B	—	—	(616,898)	(1,228,739)
Class C	(529)	—	(624,933)	(1,538,679)
Class R	—	—	(242,788)	(375,748)
Institutional Class	—	—	(1,184,112)	(3,786,168)
	(529)	—	(5,184,945)	(12,855,192)
Increase in net assets derived from capital share transactions	13,641	1,000,653	7,342,229	12,450,029
Net Increase in Net Assets	102,308	1,045,799	11,139,546	14,636,598

Net Assets:
Beginning of period	1,045,799	—	53,185,314	38,548,716
End of period	$1,148,107	$1,045,799	$64,324,860	$53,185,314

Undistributed net investment income	$3,945	$2	$511,229	$1,099,699

*Date of commencement of operations.

See accompanying notes

(continues)     83

Statements of changes in net assets

Delaware Foundation® Funds

	Delaware Foundation		Delaware Foundation
	Moderate Allocation Fund		Conservative Allocation Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	3/31/10	9/30/09	3/31/10	9/30/09
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,406,850	$4,359,150	$1,154,756	$1,750,747
Net realized gain (loss) on investments and foreign currencies	7,178,499	(17,498,326)	1,692,563	186,096
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	10,151,358	53,178,006	1,826,191	5,429,024
Net increase in net assets resulting from operations	20,736,707	40,038,830	4,673,510	7,365,867

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,764,410)	(473,861)	(1,781,595)	(843,639)
Class B	(102,582)	(17,727)	(27,508)	(9,648)
Class C	(238,720)	(34,011)	(155,751)	(60,189)
Class R	(49,103)	(13,011)	(439,871)	(19,017)
Institutional Class	(1,354,565)	(393,987)	(33,583)	(200,536)

Net realized gain on investments:
Class A	—	(272,507)	—	—
Class B	—	(24,463)	—	—
Class C	—	(46,082)	—	—
Class R	—	(9,255)	—	—
Institutional Class	—	(188,786)	—	—
	(7,509,380)	(1,473,690)	(2,438,308)	(1,133,029)
Capital Share Transactions:
Proceeds from shares sold:
Class A	11,294,674	11,349,948	13,140,547	9,697,648
Class B	210,856	437,799	293,328	470,419
Class C	1,974,897	2,835,338	3,567,467	1,874,501
Class R	449,548	229,104	200,801	193,379
Institutional Class	13,223,124	49,246,731	10,098,699	10,534,626

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	4,510,000	734,304	1,570,959	831,823
Class B	96,302	40,060	16,919	5,939
Class C	226,506	77,655	121,955	53,926
Class R	49,103	22,266	33,582	19,017
Institutional Class	1,337,097	582,773	388,074	200,536

Net assets from merger*
Class A	—	130,797,481	—	—
Class B	—	3,470,587	—	—
Class C	—	3,173,454	—	—
Class R	—	239,321	—	—
Institutional Class	—	195,646	—	—
	33,372,107	203,432,467	29,432,331	23,881,814

	Delaware Foundation®		Delaware Foundation
	Moderate Allocation Fund		Conservative Allocation Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	3/31/10	9/30/09	3/31/10	9/30/09
	(Unaudited)		(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(20,715,732)	$(15,134,544)	$(10,697,570)	$(6,886,632)
Class B	(1,382,567)	(2,446,117)	(204,237)	(346,417)
Class C	(1,646,899)	(2,505,212)	(466,622)	(1,624,932)
Class R	(200,626)	(285,747)	(16,044)	(323,132)
Institutional Class	(3,818,198)	(17,696,258)	(1,006,054)	(3,304,357)
	(27,764,022)	(38,067,878)	(12,390,527)	(12,485,470)
Increase in net assets derived from capital share transactions	5,608,085	165,364,589	17,041,804	11,396,344
Net Increase in Net Assets	18,835,412	203,929,729	19,277,006	17,629,182

Net Assets:
Beginning of period	251,261,921	47,332,192	58,349,337	40,720,155
End of period	$270,097,333	$251,261,921	$77,626,343	$58,349,337

Undistributed net investment income	$299,736	$4,320,454	$26,432	$1,269,181

*See Note 7 in “Notes to financial statements.”

See accompanying notes

Financial highlights

Delaware Foundation® Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months	8/31/092
	Ended	to
	3/31/101	9/30/09
	(Unaudited)
Net asset value, beginning of period	$ 8.880	$8.500

Income from investment operations:
Net investment income3	0.043	0.008
Net realized and unrealized gain on investments and foreign currencies	0.759	0.372
Total from investment operations	0.802	0.380

Less dividends and distributions from:
Net investment income	(0.009)	—
Net realized gain on investments	(0.043)	—
Total dividends and distributions	(0.052)	—

Net asset value, end of period	$9.630	$8.880

Total return4	9.05%	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13	$5
Ratio of expenses to average net assets	1.16%	1.16%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	17.94%	31.53%
Ratio of net investment income to average net assets	0.94%	1.11%
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(15.84% )	(29.26% )
Portfolio turnover	40%	109%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Delaware Foundation® Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months	8/31/092
	Ended	to
	3/31/101	9/30/09
	(Unaudited)
Net asset value, beginning of period	$8.880	$8.500

Income from investment operations:
Net investment income3	0.009	0.003
Net realized and unrealized gain on investments and foreign currencies	0.754	0.377
Total from investment operations	0.763	0.380

Less dividends and distributions from:
Net investment income	—	—
Net realized gain on investments	(0.043)	—
Total dividends and distributions	(0.043)	—

Net asset value, end of period	$9.600	$8.880

Total return4	8.61%	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5	$6
Ratio of expenses to average net assets	1.91%	1.91%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	18.64%	32.23%
Ratio of net investment income to average net assets	0.19%	0.36%
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(16.54% )	(29.96% )
Portfolio turnover	40%	109%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     87

Financial highlights

Delaware Foundation® Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months	8/31/092
	Ended	to
	3/31/101	9/30/09
	(Unaudited)
Net asset value, beginning of period	$8.880	$8.500

Income from investment operations:
Net investment income3	0.031	0.006
Net realized and unrealized gain on investments and foreign currencies	0.755	0.374
Total from investment operations	0.786	0.380

Less dividends and distributions from:
Net investment income	(0.003)	—
Net realized gain on investments	(0.043)	—
Total dividends and distributions	(0.046)	—

Net asset value, end of period	$9.620	$8.880

Total return4	8.87%	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6	$5
Ratio of expenses to average net assets	1.41%	1.41%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	18.24%	31.83%
Ratio of net investment income to average net assets	0.69%	0.86%
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(16.14% )	(29.56% )
Portfolio turnover	40%	109%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Delaware Foundation® Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months	8/31/092
	Ended	to
	3/31/101	9/30/09
	(Unaudited)
Net asset value, beginning of period	$8.880	$8.500

Income from investment operations:
Net investment income3	0.055	0.010
Net realized and unrealized gain on investments and foreign currencies	0.756	0.370
Total from investment operations	0.811	0.380

Less dividends and distributions from:
Net investment income	(0.018)	—
Net realized gain on investments	(0.043)	—
Total dividends and distributions	(0.061)	—

Net asset value, end of period	$9.630	$8.880

Total return4	9.16%	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,124	$1,030
Ratio of expenses to average net assets	0.91%	0.91%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	17.64%	31.23%
Ratio of net investment income to average net assets	1.19%	1.36%
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(15.54% )	(28.96% )
Portfolio turnover	40%	109%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     89

Financial highlights

Delaware Foundation® Growth Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/101,2	9/30/092	9/30/082	9/30/07	9/30/06	9/30/05
	(Unaudited)
Net asset value, beginning of period	$8.670	$8.340	$11.350	$10.610	$10.080	$8.740

Income (loss) from investment operations:
Net investment income3	0.084	0.191	0.103	0.107	0.108	0.043
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.679	0.385	(2.519)	1.372	0.580	1.346
Total from investment operations	0.763	0.576	(2.416)	1.479	0.688	1.389

Less dividends and distributions from:
Net investment income	(0.183)	—	(0.267)	(0.163)	(0.101)	(0.049)
Net realized gain on investments	—	(0.246)	(0.327)	(0.576)	(0.057)	—
Total dividends and distributions	(0.183)	(0.246)	(0.594)	(0.739)	(0.158)	(0.049)

Net asset value, end of period	$9.250	$8.670	$8.340	$11.350	$10.610	$10.080

Total return4	8.89%	7.85%	(22.51% )	14.52%	6.89%	15.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,321	$30,085	$27,329	$38,495	$36,699	$28,326
Ratio of expenses to average net assets	1.11%	1.11%	0.81%	0.81%	0.80%	0.83%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.62%	1.79%	1.12%	1.05%	1.13%	1.11%
Ratio of net investment income to average net assets	1.91%	2.65%	1.04%	0.98%	1.06%	0.45%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.40%	1.97%	0.73%	0.74%	0.73%	0.17%
Portfolio turnover	84%	94%	108%	8%	9%	15%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Delaware Foundation® Growth Allocation Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/101,2	9/30/092	9/30/082	9/30/07	9/30/06	9/30/05
	(Unaudited)
Net asset value, beginning of period	$8.480	$8.230	$11.200	$10.480	$9.960	$8.660

Income (loss) from investment operations:
Net investment income (loss)3	0.052	0.138	0.029	0.026	0.032	(0.027)
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.665	0.358	(2.487)	1.355	0.573	1.327
Total from investment operations	0.717	0.496	(2.458)	1.381	0.605	1.300

Less dividends and distributions from:
Net investment income	(0.127)	—	(0.185)	(0.085)	(0.028)	—
Net realized gain on investments	—	(0.246)	(0.327)	(0.576)	(0.057)	—
Total dividends and distributions	(0.127)	(0.246)	(0.512)	(0.661)	(0.085)	—

Net asset value, end of period	$9.070	$8.480	$8.230	$11.200	$10.480	$9.960

Total return4	8.51%	7.09%	(23.14% )	13.66%	6.10%	15.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,639	$3,797	$4,573	$7,908	$7,864	$6,667
Ratio of expenses to average net assets	1.86%	1.86%	1.56%	1.56%	1.55%	1.58%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.32%	2.49%	1.82%	1.75%	1.83%	1.81%
Ratio of net investment income (loss) to average net assets	1.16%	1.90%	0.29%	0.23%	0.31%	(0.30%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.70%	1.27%	0.03%	0.04%	0.03%	(0.53%	)
Portfolio turnover	84%	94%	108%	8%	9%	15%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     91

Financial highlights

Delaware Foundation® Growth Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/101,2	9/30/092	9/30/082	9/30/07	9/30/06	9/30/05
	(Unaudited)
Net asset value, beginning of period	$8.490	$8.240	$11.210	$10.490	$9.970	$8.660

Income (loss) from investment operations:
Net investment income (loss)3	0.052	0.138	0.029	0.026	0.032	(0.027)
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.665	0.358	(2.487)	1.355	0.573	1.337
Total from investment operations	0.717	0.496	(2.458)	1.381	0.605	1.310

Less dividends and distributions from:
Net investment income	(0.127)	—	(0.185)	(0.085)	(0.028)	—
Net realized gain on investments	—	(0.246)	(0.327)	(0.576)	(0.057)	—
Total dividends and distributions	(0.127)	(0.246)	(0.512)	(0.661)	(0.085)	—

Net asset value, end of period	$9.080	$8.490	$8.240	$11.210	$10.490	$9.970

Total return4	8.50%	7.08%	(23.11% )	13.65%	6.10%	15.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,992	$5,078	$4,728	$6,027	$5,780	$4,147
Ratio of expenses to average net assets	1.86%	1.86%	1.56%	1.56%	1.55%	1.58%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.32%	2.49%	1.82%	1.75%	1.83%	1.81%
Ratio of net investment income (loss) to average net assets	1.16%	1.90%	0.29%	0.23%	0.31%	(0.30%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.70%	1.27%	0.03%	0.04%	0.03%	(0.53%	)
Portfolio turnover	84%	94%	108%	8%	9%	15%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Delaware Foundation® Growth Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/101,2	9/30/092	9/30/082	9/30/07	9/30/06	9/30/05
	(Unaudited)
Net asset value, beginning of period	$8.610	$8.310	$11.310	$10.580	$10.050	$8.710

Income (loss) from investment operations:
Net investment income3	0.073	0.173	0.078	0.080	0.083	0.012
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.680	0.373	(2.512)	1.362	0.576	1.346
Total from investment operations	0.753	0.546	(2.434)	1.442	0.659	1.358

Less dividends and distributions from:
Net investment income	(0.163)	—	(0.239)	(0.136)	(0.072)	(0.018)
Net realized gain on investments	—	(0.246)	(0.327)	(0.576)	(0.057)	—
Total dividends and distributions	(0.163)	(0.246)	(0.566)	(0.712)	(0.129)	(0.018)

Net asset value, end of period	$9.200	$8.610	$8.310	$11.310	$10.580	$10.050

Total return4	8.82%	7.50%	(22.70% )	14.18%	6.61%	15.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,510	$1,934	$1,638	$2,241	$1,220	$1,693
Ratio of expenses to average net assets	1.36%	1.36%	1.06%	1.06%	1.05%	1.16%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.92%	2.09%	1.42%	1.35%	1.43%	1.41%
Ratio of net investment income to average net assets	1.66%	2.40%	0.79%	0.73%	0.81%	0.12%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	1.10%	1.67%	0.43%	0.44%	0.43%	(0.13% )
Portfolio turnover	84%	94%	108%	8%	9%	15%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

(continues)     93

Financial highlights

Delaware Foundation® Growth Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/101,2	9/30/092	9/30/082	9/30/07	9/30/06	9/30/05
	(Unaudited)
Net asset value, beginning of period	$8.710	$8.360	$11.380	$10.630	$10.100	$8.760

Income (loss) from investment operations:
Net investment income3	0.096	0.209	0.128	0.134	0.134	0.067
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.686	0.387	(2.527)	1.381	0.578	1.344
Total from investment operations	0.782	0.596	(2.399)	1.515	0.712	1.411

Less dividends and distributions from:
Net investment income	(0.202)	—	(0.294)	(0.189)	(0.125)	(0.071)
Net realized gain on investments	—	(0.246)	(0.327)	(0.576)	(0.057)	—
Total dividends and distributions	(0.202)	(0.246)	(0.621)	(0.765)	(0.182)	(0.071)

Net asset value, end of period	$9.290	$8.710	$8.360	$11.380	$10.630	$10.100

Total return4	9.07%	8.07%	(22.34% )	14.87%	7.12%	16.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,863	$12,291	$281	$115	$99	$550
Ratio of expenses to average net assets	0.86%	0.86%	0.56%	0.56%	0.55%	0.58%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.32%	1.49%	0.82%	0.75%	0.83%	0.81%
Ratio of net investment income to average net assets	2.16%	2.90%	1.29%	1.23%	1.31%	0.70%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.70%	2.27%	1.03%	1.04%	1.03%	0.47%
Portfolio turnover	84%	94%	108%	8%	9%	15%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Delaware Foundation® Moderate Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/101,2	9/30/092	9/30/082	9/30/07	9/30/06	9/30/05
	(Unaudited)
Net asset value, beginning of period	$9.740	$8.950	$11.170	$10.270	$9.780	$8.830

Income (loss) from investment operations:
Net investment income3	0.132	0.271	0.171	0.181	0.164	0.110
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.669	0.708	(1.908)	0.952	0.443	0.963
Total from investment operations	0.801	0.979	(1.737)	1.133	0.607	1.073

Less dividends and distributions from:
Net investment income	(0.291)	(0.120)	(0.281)	(0.204)	(0.117)	(0.123)
Net realized gain on investments	—	(0.069)	(0.202)	(0.029)	—	—
Total dividends and distributions	(0.291)	(0.189)	(0.483)	(0.233)	(0.117)	(0.123)

Net asset value, end of period	$10.250	$9.740	$8.950	$11.170	$10.270	$9.780

Total return4	8.20%	11.57%	(16.23% )	11.18%	6.25%	12.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$200,467	$195,233	$35,453	$39,526	$34,361	$28,660
Ratio of expenses to average net assets	1.09%	1.12%	0.80%	0.81%	0.80%	0.83%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.31%	1.41%	1.05%	1.02%	1.14%	1.09%
Ratio of net investment income to average net assets	2.65%	3.20%	1.69%	1.67%	1.65%	1.17%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.43%	2.91%	1.44%	1.46%	1.31%	0.91%
Portfolio turnover	112%	193%	123%	8%	6%	7%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

(continues)     95

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/101,2	9/30/092	9/30/082	9/30/07	9/30/06	9/30/05
	(Unaudited)
Net asset value, beginning of period	$9.700	$8.910	$11.120	$10.230	$9.740	$8.800

Income (loss) from investment operations:
Net investment income3	0.094	0.208	0.094	0.100	0.089	0.040
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.662	0.701	(1.903)	0.947	0.447	0.956
Total from investment operations	0.756	0.909	(1.809)	1.047	0.536	0.996

Less dividends and distributions from:
Net investment income	(0.206)	(0.050)	(0.199)	(0.128)	(0.046)	(0.056)
Net realized gain on investments	—	(0.069)	(0.202)	(0.029)	—	—
Total dividends and distributions	(0.206)	(0.119)	(0.401)	(0.157)	(0.046)	(0.056)

Net asset value, end of period	$10.250	$9.700	$8.910	$11.120	$10.230	$9.740

Total return4	7.85%	10.64%	(16.94% )	10.32%	5.52%	11.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,810	$5,598	$3,317	$5,072	$4,582	$3,141
Ratio of expenses to average net assets	1.86%	1.89%	1.55%	1.56%	1.55%	1.58%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.04%	2.13%	1.75%	1.72%	1.84%	1.79%
Ratio of net investment income to average net assets	1.88%	2.43%	0.94%	0.92%	0.90%	0.42%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.70%	2.19%	0.74%	0.76%	0.61%	0.21%
Portfolio turnover	112%	193%	123%	8%	6%	7%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Delaware Foundation® Moderate Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/101,2	9/30/092	9/30/082	9/30/07	9/30/06	9/30/05
	(Unaudited)
Net asset value, beginning of period	$9.730	$8.930	$11.140	$10.250	$9.770	$8.820

Income (loss) from investment operations:
Net investment income3	0.094	0.208	0.095	0.100	0.089	0.040
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.662	0.711	(1.904)	0.947	0.437	0.966
Total from investment operations	0.756	0.919	(1.809)	1.047	0.526	1.006

Less dividends and distributions from:
Net investment income	(0.206)	(0.050)	(0.199)	(0.128)	(0.046)	(0.056)
Net realized gain on investments	—	(0.069)	(0.202)	(0.029)	—	—
Total dividends and distributions	(0.206)	(0.119)	(0.401)	(0.157)	(0.046)	(0.056)

Net asset value, end of period	$10.280	$9.730	$8.930	$11.140	$10.250	$9.770

Total return4	7.83%	10.73%	(16.91% )	10.30%	5.40%	11.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,921	$10,739	$5,998	$6,081	$4,130	$2,694
Ratio of expenses to average net assets	1.86%	1.89%	1.55%	1.56%	1.55%	1.58%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.04%	2.13%	1.75%	1.72%	1.84%	1.79%
Ratio of net investment income to average net assets	1.88%	2.43%	0.94%	0.92%	0.90%	0.42%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.70%	2.19%	0.74%	0.76%	0.61%	0.21%
Portfolio turnover	112%	193%	123%	8%	6%	7%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     97

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/101,2	9/30/092	9/30/082	9/30/07	9/30/06	9/30/05
	(Unaudited)
Net asset value, beginning of period	$9.710	$8.920	$11.140	$10.240	$9.750	$8.800

Income (loss) from investment operations:
Net investment income3	0.119	0.250	0.146	0.154	0.139	0.079
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.663	0.706	(1.911)	0.953	0.439	0.963
Total from investment operations	0.782	0.956	(1.765)	1.107	0.578	1.042

Less dividends and distributions from:
Net investment income	(0.262)	(0.097)	(0.253)	(0.178)	(0.088)	(0.092)
Net realized gain on investments	—	(0.069)	(0.202)	(0.029)	—	—
Total dividends and distributions	(0.262)	(0.166)	(0.455)	(0.207)	(0.088)	(0.092)

Net asset value, end of period	$10.230	$9.710	$8.920	$11.140	$10.240	$9.750

Total return4	8.14%	11.16%	(16.49% )	10.94%	5.96%	11.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,953	$1,568	$1,207	$1,157	$1,022	$1,110
Ratio of expenses to average net assets	1.36%	1.39%	1.05%	1.06%	1.05%	1.16%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.64%	1.73%	1.35%	1.32%	1.44%	1.39%
Ratio of net investment income to average net assets	2.38%	2.93%	1.44%	1.42%	1.40%	0.84%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.10%	2.59%	1.14%	1.16%	1.01%	0.61%
Portfolio turnover	112%	193%	123%	8%	6%	7%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Delaware Foundation® Moderate Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/101,2	9/30/092	9/30/082	9/30/07	9/30/06	9/30/05
	(Unaudited)
Net asset value, beginning of period	$9.760	$8.970	$11.200	$10.300	$9.800	$8.850

Income (loss) from investment operations:
Net investment income3	0.144	0.291	0.197	0.208	0.188	0.133
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.664	0.712	(1.917)	0.950	0.453	0.962
Total from investment operations	0.808	1.003	(1.720)	1.158	0.641	1.095

Less dividends and distributions from:
Net investment income	(0.318)	(0.144)	(0.308)	(0.229)	(0.141)	(0.145)
Net realized gain on investments	—	(0.069)	(0.202)	(0.029)	—	—
Total dividends and distributions	(0.318)	(0.213)	(0.510)	(0.258)	(0.141)	(0.145)

Net asset value, end of period	$10.250	$9.760	$8.970	$11.200	$10.300	$9.800

Total return4	8.38%	11.76%	(16.06% )	11.41%	6.60%	12.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$50,946	$38,124	$1,357	$98	$401	$643
Ratio of expenses to average net assets	0.86%	0.89%	0.55%	0.56%	0.55%	0.58%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.04%	1.13%	0.75%	0.72%	0.84%	0.79%
Ratio of net investment income to average net assets	2.88%	3.43%	1.94%	1.92%	1.90%	1.42%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.70%	3.19%	1.74%	1.76%	1.61%	1.21%
Portfolio turnover	112%	193%	123%	8%	6%	7%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     99

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/101,2	9/30/09	2	9/30/08	2	9/30/07	9/30/06	9/30/05
	(Unaudited)
Net asset value, beginning of period	$9.360	$8.320		$9.770		$9.270	$9.000	$8.450

Income (loss) from investment operations:
Net investment income3	0.163	0.304		0.226		0.260	0.242	0.205
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.497	0.942		(1.253)		0.503	0.241	0.522
Total from investment operations	0.660	1.246		(1.027)		0.763	0.483	0.727

Less dividends and distributions from:
Net investment income	(0.340)	(0.206)		(0.324)		(0.263)	(0.213)	(0.177)
Net realized gain on investments	—	—		(0.099)		—	—	—
Total dividends and distributions	(0.340)	(0.206)		(0.423)		(0.263)	(0.213)	(0.177)

Net asset value, end of period	$9.680	$9.360		$8.320		$9.770	$9.270	$9.000

Total return4	7.15%	15.53%		(10.98%	)	8.36%	5.46%	8.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,556	$43,873		$35,619		$39,863	$33,571	$29,930
Ratio of expenses to average net assets	1.13%	1.13%		0.81%		0.81%	0.80%	0.82%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.53%	1.65%		1.09%		1.06%	1.22%	1.20%
Ratio of net investment income to average net assets	3.42%	3.78%		2.48%		2.73%	2.70%	2.35%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.02%	3.26%		2.20%		2.48%	2.28%	1.97%
Portfolio turnover	151%	177%		136%		13%	9%	8%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Delaware Foundation® Conservative Allocation Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/101,2	9/30/09	2	9/30/08	2	9/30/07	9/30/06	9/30/05
	(Unaudited)
Net asset value, beginning of period	$9.380	$8.330		$9.770		$9.270	$9.000	$8.450

Income (loss) from investment operations:
Net investment income3	0.144	0.243		0.157		0.188	0.174	0.139
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.493	0.948		(1.247)		0.506	0.243	0.524
Total from investment operations	0.637	1.191		(1.090)		0.694	0.417	0.663

Less dividends and distributions from:
Net investment income	(0.257)	(0.141)		(0.251)		(0.194)	(0.147)	(0.113)
Net realized gain on investments	—	—		(0.099)		—	—	—
Total dividends and distributions	(0.257)	(0.141)		(0.350)		(0.194)	(0.147)	(0.113)

Net asset value, end of period	$9.760	$9.380		$8.330		$9.770	$9.270	$9.000

Total return4	6.86%	14.66%		(11.56%	)	7.57%	4.69%	7.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,040	$892		$677		$826	$852	$758
Ratio of expenses to average net assets	1.53%	1.88%		1.56%		1.56%	1.55%	1.57%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.23%	2.35%		1.79%		1.76%	1.92%	1.90%
Ratio of net investment income to average net assets	3.02%	3.03%		1.73%		1.98%	1.95%	1.60%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.32%	2.56%		1.50%		1.78%	1.58%	1.27%
Portfolio turnover	151%	177%		136%		13%	9%	8%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

(continues)     101

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/101,2	9/30/09	2	9/30/08	2	9/30/07	9/30/06	9/30/05
	(Unaudited)
Net asset value, beginning of period	$9.330	$8.290		$9.730		$9.230	$8.960	$8.420

Income (loss) from investment operations:
Net investment income3	0.128	0.245		0.159		0.189	0.175	0.139
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.499	0.936		(1.249)		0.505	0.242	0.514
Total from investment operations	0.627	1.181		(1.090)		0.694	0.417	0.653

Less dividends and distributions from:
Net investment income	(0.257)	(0.141)		(0.251)		(0.194)	(0.147)	(0.113)
Net realized gain on investments	—	—		(0.099)		—	—	—
Total dividends and distributions	(0.257)	(0.141)		(0.350)		(0.194)	(0.147)	(0.113)

Net asset value, end of period	$9.700	$9.330		$8.290		$9.730	$9.230	$8.960

Total return4	6.79%	14.61%		(11.61%	)	7.60%	4.71%	7.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,440	$4,004		$3,373		$2,294	$1,643	$579
Ratio of expenses to average net assets	1.88%	1.88%		1.56%		1.56%	1.55%	1.57%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.23%	2.35%		1.79%		1.76%	1.92%	1.90%
Ratio of net investment income to average net assets	2.67%	3.03%		1.73%		1.98%	1.95%	1.60%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.32%	2.56%		1.50%		1.78%	1.58%	1.27%
Portfolio turnover	151%	177%		136%		13%	9%	8%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Delaware Foundation® Conservative Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/101,2	9/30/09	2	9/30/08	2	9/30/07	9/30/06	9/30/05
	(Unaudited)
Net asset value, beginning of period	$9.350	$8.310		$9.750		$9.250	$8.980	$8.420

Income (loss) from investment operations:
Net investment income3	0.151	0.284		0.204		0.237	0.220	0.176
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.493	0.940		(1.245)		0.503	0.236	0.531
Total from investment operations	0.644	1.224		(1.041)		0.740	0.456	0.707

Less dividends and distributions from:
Net investment income	(0.314)	(0.184)		(0.300)		(0.240)	(0.186)	(0.147)
Net realized gain on investments	—	—		(0.099)		—	—	—
Total dividends and distributions	(0.314)	(0.184)		(0.399)		(0.240)	(0.186)	(0.147)

Net asset value, end of period	$9.680	$9.350		$8.310		$9.750	$9.250	$8.980

Total return4	6.98%	15.36%		(11.23%	)	8.12%	5.16%	8.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,089	$840		$866		$792	$661	$200
Ratio of expenses to average net assets	1.38%	1.38%		1.06%		1.06%	1.05%	1.15%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.83%	1.95%		1.39%		1.36%	1.52%	1.50%
Ratio of net investment income to average net assets	3.17%	3.53%		2.23%		2.48%	2.45%	2.02%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.72%	2.96%		1.90%		2.18%	1.98%	1.67%
Portfolio turnover	151%	177%		136%		13%	9%	8%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

(continues)     103

Financial highlights

Delaware Foundation® Conservative Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/101,2	9/30/09	2	9/30/08	2	9/30/07	9/30/06	9/30/05
	(Unaudited)
Net asset value, beginning of period	$9.390	$8.350		$9.800		$9.290	$9.020	$8.470

Income (loss) from investment operations:
Net investment income3	0.175	0.324		0.249		0.284	0.264	0.226
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.493	0.943		(1.252)		0.512	0.241	0.522
Total from investment operations	0.668	1.267		(1.003)		0.796	0.505	0.748

Less dividends and distributions from:
Net investment income	(0.368)	(0.227)		(0.348)		(0.286)	(0.235)	(0.198)
Net realized gain on investments	—	—		(0.099)		—	—	—
Total dividends and distributions	(0.368)	(0.227)		(0.447)		(0.286)	(0.235)	(0.198)

Net asset value, end of period	$9.690	$9.390		$8.350		$9.800	$9.290	$9.020

Total return4	7.22%	15.93%		(10.82%	)	8.72%	5.71%	8.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,501	$8,740		$185		$87	$80	$254
Ratio of expenses to average net assets	0.88%	0.88%		0.56%		0.56%	0.55%	0.57%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.23%	1.35%		0.79%		0.76%	0.92%	0.90%
Ratio of net investment income to average net assets	3.67%	4.03%		2.73%		2.98%	2.95%	2.60%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.32%	3.56%		2.50%		2.78%	2.58%	2.27%
Portfolio turnover	151%	177%		136%		13%	9%	8%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Notes to financial statements

Delaware Foundation® Funds
March 31, 2010 (Unaudited)

Delaware Group® Foundation Funds (Trust) is organized as a Delaware statutory trust and offers four funds: Delaware Foundation Equity Fund, Delaware Foundation Growth Allocation Fund (formerly Delaware Aggressive Allocation Portfolio), Delaware Foundation Moderate Allocation Fund (formerly Delaware Moderate Allocation Portfolio) and Delaware Foundation Conservative Allocation Fund (formerly Delaware Conservative Allocation Portfolio) (each, a Fund, or collectively as the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended. The Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund offer Class A, Class B, Class C, Class R and Institutional Class shares. Delaware Foundation Equity Fund offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Foundation Equity Fund is to seek long-term capital growth.

The investment objective of Delaware Foundation Growth Allocation Fund is to seek long-term capital growth.

The investment objective of Delaware Foundation Moderate Allocation Fund is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Foundation Conservative Allocation Fund is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (September 30, 2006 - September 30, 2009, as applicable), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Funds may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Funds’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2010, the Funds held no investments in repurchase agreements.

(continues)     105

Notes to financial statements

Delaware Foundation® Funds

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds isolate that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended March 31, 2010.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Funds adopted the Codification for the year ended September 30, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual management fee which is calculated at the rate 0.65% on the first $500 million of average daily net assets of each Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, (excluding any 12b-1 plan and certain other expenses), do not exceed the specified percentages of average daily net assets through January 28, 2011.

	Delaware	Delaware	Delaware
Delaware	Foundation	Foundation	Foundation
Foundation	Growth	Moderate	Conservative
Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
0.95%	0.90%	0.90%	0.90%

Prior to January 28, 2010, DMC had voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Delaware Foundation Equity Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, non-routine expenses)), did not exceed 0.95% of average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers and reimbursements include acquired fund fees and expenses which are indirect expenses of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended March 31, 2010, the Funds were charged for these services as follows:

	Delaware	Delaware	Delaware
Delaware	Foundation	Foundation	Foundation
Foundation®	Growth	Moderate	Conservative
Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
$27	$1,440	$6,459	$1,701

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees through January 28, 2011 to no more than 0.25% and 0.50%, respectively, of average daily net assets. Effective January 8, 2010, DDLP has voluntarily agreed to waive the Delaware Foundation Conservative Allocation Fund’s Class B shares’ 12b-1 fees to 0.25% of average daily net assets until such time as the waiver is discontinued. This waiver may be discontinued at any time because it is voluntary.

In connection with the Delaware Foundation Moderate Allocation Fund merger with Delaware Balanced Fund, the Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% (currently waived to 0.25%) rates described above.

At March 31, 2010, the Funds had receivables due from or liabilities payable to affiliates as follows:

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Investment management fee payable to DMC	$—	$(7,040)	$(108,157)	$(12,946)
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	(905)	(8,935)	(30,958)	(5,989)
Distribution fees payable to DDLP	(9)	(17,151)	(53,762)	(17,789)
Other expenses payable to DMC and affiliates*	(12)	(816)	(3,682)	(766)
Receivable from DMC under expense limitation agreement	23,302	—	—	—

*DMC as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the six months ended March 31, 2010, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware	Delaware	Delaware
Delaware	Foundation	Foundation	Foundation
Foundation	Growth	Moderate	Conservative
Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
$34	$1,803	$8,016	$2,162

(continues)     107

Notes to financial statements

Delaware Foundation® Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended March 31, 2010, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware	Delaware
Foundation	Foundation	Foundation
Growth	Moderate	Conservative
Allocation Fund	Allocation Fund	Allocation Fund
$6,700	$11,324	$17,050

For the six months ended March 31, 2010, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealer on sales of those shares. The amounts received were as follows:

	Delaware	Delaware	Delaware
	Foundation	Foundation	Foundation
	Growth	Moderate	Conservative
	Allocation Fund	Allocation Fund	Allocation Fund
Class A	$—	$—	$—
Class B	2,613	4,145	486
Class C	426	473	269

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended March 31, 2010, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Purchases other than U.S. government securities	$226,738	$24,818,374	$117,326,718	$45,993,847
Purchases of U.S. government securities	—	2,965,627	20,171,117	15,124,564
Sales other than U.S. government securities	198,089	20,032,745	120,069,364	34,686,085
Sales of U.S. government securities	—	3,027,125	18,383,439	12,156,274

At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2010 the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Cost of investments	$974,460	$58,052,823	$234,885,894	$72,165,782
Aggregate unrealized appreciation	$131,293	$7,341,278	$40,004,135	$6,294,865
Aggregate unrealized depreciation	(14,263)	(1,459,726)	(2,565,468)	(594,914)
Net unrealized appreciation	$117,030	$5,881,552	$37,438,667	$5,699,951

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Delaware Foundation® Equity Fund’s investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$950,701	$6,719	$5,216	$962,636
Investment Companies	102,682	—	—	102,682
U.S. Treasury Obligations	1,979	—	—	1,979
Short-Term	—	24,193	—	24,193
Total	$1,055,362	$30,912	$5,216	$1,091,490

The following are the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Delaware Foundation Equity Fund
Common
Stock
Balance as of 9/30/09	$—
Net change in unrealized
appreciation/depreciation	1,079
Purchases	1,472
Transfer into Level 3	2,665
Balance as of 3/31/10	$5,216
Net change in unrealized
appreciation/depreciation
from investments still held
as of 3/31/10	$1,079

The following table summarizes the valuation of Delaware Foundation Growth Allocation Fund’s investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Agency Asset-Backed & Mortgage-Backed Securities	$—	$1,992,522	$44,942	$2,037,464
Common Stock	44,695,785	34,561	221,295	44,951,641
Corporate Debt	—	6,546,488	37,792	6,584,280
Foreign Debt	—	917,850	—	917,850
Investment Companies	5,893,470	—	—	5,893,470
Municipal Bonds	—	15,700	—	15,700
U.S. Treasury Obligations	806,507	—	—	806,507
Short-Term	—	2,607,832	—	2,607,832
Other	104,307	15,324	—	119,631
Total	$51,500,069	$12,130,277	$304,029	$63,934,375
Foreign Currency Exchange Contracts	$—	$8,087	$—	$8,087
Financial Futures Contracts	$—	$(2,934)	$—	$(2,934)
Swap Contracts	$—	$(1,853)	$—	$(1,853)

The following are the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Delaware Foundation Growth Allocation Fund
	Agency,
	Asset-Backed and
	Mortgage-Backed	Common	Corporate	Foreign
	Securities	Stock	Debt	Debt	Total
Balance as of 9/30/09	$—	$263	$—	$52,398	$52,661
Net change in unrealized appreciation/depreciation	(50)	41,609	1,367	(13,698)	29,228
Purchases	44,992	86,479	36,425	—	167,896
Sales	—	—	—	(25,501)	(25,501)
Transfer into Level 3	—	92,944	—	—	92,944
Net realized loss	—	—	—	(13,199)	(13,199)
Balance as of 3/31/10	$44,942	$221,295	$37,792	$—	$304,029
Net change in unrealized appreciation/
depreciation from investments still held
as of 3/31/10	$(50)	$41,609	$1,367	$—	$42,926

(continues)     109

Notes to financial statements

Delaware Foundation® Funds

3. Investments (continued)

The following table summarizes the valuation of Delaware Foundation Moderate Allocation Fund’s investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$19,741,780	$618,700	$20,360,480
Common Stock	137,910,715	37,583	605,081	138,553,379
Corporate Debt	—	60,677,609	384,773	61,062,382
Foreign Debt	—	7,595,296	149,101	7,744,397
Investment Companies	26,580,971	—	—	26,580,971
Municipal Bonds	—	367,893	—	367,893
Short-Term	—	13,395,308	—	13,395,308
Securities Lending Collateral	—	—	2,139	2,139
Other	238,729	242,801	—	481,530
U.S. Treasury Obligations	3,776,082	—	—	3,776,082
Total	$168,506,497	$102,058,270	$1,759,794	$272,324,561
Foreign Currency Exchange Contracts	$—	$73,185	$—	$73,185
Financial Futures Contracts	$—	$(16,172)	$—	$(16,172)
Swap Contracts	$—	$(16,150)	$—	$(16,150)

The following are the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Delaware Foundation Moderate Allocation Fund
	Agency,
	Asset-Backed and				Securities
	Mortgage-Backed	Common	Corporate	Foreign	Lending
	Securities	Stock	Debt	Debt	Collateral	Total
Balance as of 9/30/09	$1,062,375	$—	$—	$283,696	$5	$1,346,076
Purchases	399,923	164,471	373,331	20,541	—	958,266
Sales	(931)	—	—	—	—	(931)
Transfer into Level 3	—	308,728	200,000	—	—	508,728
Transfer out of Level 3	(883,881)	—	—	(141,016)	—	(1,024,897)
Net change in unrealized appreciation/depreciation	41,214	131,882	(188,558)	(14,120)	2,134	(27,448)
Balance as of 3/31/10	$618,700	$605,081	$384,773	$149,101	$2,139	$1,759,794
Net change in unrealized appreciation/
depreciation from investments still held
as of 3/31/10	$7,785	$131,882	$(188,558)	$475	$2,134	$(46,282)

The following table summarizes the valuation of Delaware Foundation Conservative Allocation Fund’s investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$7,390,233	$260,216	$7,650,449
Common Stock	26,356,086	15,919	116,495	26,488,500
Corporate Debt	—	24,193,470	141,543	24,335,013
Foreign Debt	—	3,323,801	149,101	3,472,902
Investment Companies	5,318,546	—	—	5,318,546
Municipal Bonds	—	52,335	—	52,335
U.S. Treasury Obligations	4,839,456	—	—	4,839,456
Short-Term	—	5,587,900	—	5,587,900
Other	53,636	66,996	—	120,632
Total	$36,567,724	$40,630,654	$667,355	$77,865,733
Foreign Currency Exchange Contracts	$—	$28,723	$—	$28,723
Financial Futures Contracts	$—	$253	$—	$253
Swap Contracts	$—	$(7,568)	$—	$(7,568)

The following are the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Delaware Foundation® Conservative Allocation Fund
	Agency,
	Asset-Backed and
	Mortgage-Backed	Common	Corporate	Foreign
	Securities	Stock	Debt	Debt	Total
Balance as of 9/30/09	$97,367	$—	$—	$128,085	$225,452
Net change in unrealized appreciation/depreciation	2,882	21,604	3,687	475	28,648
Purchases	159,967	47,196	137,856	20,541	365,560
Transfer into Level 3	—	47,695	—	—	47,695
Balance as of 3/31/10	$260,216	$116,495	$141,543	$149,101	$667,355
Net change in unrealized appreciation/
depreciation from investments still held
as of 3/31/10	$2,882	$21,604	$3,687	$475	$28,648

In January 2010, the FASB issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Funds’ year ending September 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2010 and year ended September 30, 2009 was as follows:

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation	Growth	Moderate	Conservative
Six Months Ended 3/31/10*	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Ordinary income	$7,169	$1,131,937	$7,509,380	$2,438,308

Year Ended 9/30/09
Ordinary income	$—	$5,942	$958,562	$1,133,029
Long-term capital gain	—	1,418,559	515,128	—
Total	$—	$1,424,501	$1,473,690	$1,133,029

*Tax information for the period ended March 31, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

(continues)     111

Notes to financial statements

Delaware Foundation® Funds

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2010, the estimated components of net assets on a tax basis were as follows:

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Shares of beneficial interest	$1,014,294	$59,375,148	$269,964,836	$70,884,465
Undistributed ordinary income	16,986	518,997	347,711	39,026
Undistributed long-term gains	15	—	—	—
Realized gain (losses) 10/1/09-3/31/10	—	(1,033,078)	(8,956,517)	1,652,633
Post-October currency losses	(346)	—	—	—
Capital loss carryforwards as of 9/30/09*	—	(425,947)	(28,735,985)	(666,298)
Other temporary differences	—	(1,731)	(16,138)	(6,573)
Unrealized appreciation of investments and foreign currencies	117,158	5,891,471	37,493,426	5,723,090
Net assets	$1,148,107	$64,324,860	$270,097,333	$77,626,343

*The amount of this loss which can be utilized in subsequent years may be subject to an annual limitation in accordance with the Internal Revenue Code due to the Delaware Moderate Allocation Fund merger with Delaware Balanced Fund on April 17, 2009.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to market on financial futures contracts, mark-to-market on foreign currency contracts, tax deferral of losses on straddles, tax treatment of market discount and premium on debt instruments, tax treatment of CDS contracts and passive foreign investment companies.

Post-October currency losses represent losses realized on foreign currency from November 1, 2009 through March 31, 2010 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, CDS contracts, dividends and distributions, market discount and premium on certain debt instruments, passive foreign investment companies and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2010, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Undistributed net investment income	$(359)	$18,231	$81,812	$40,803
Accumulated net realized gain (loss)	359	(18,231)	(81,812)	(40,803)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at September 30, 2009 will expire as follows:

	Delaware	Delaware	Delaware
	Foundation	Foundation	Foundation
	Growth	Moderate	Conservative
Year of Expiration	Allocation Fund	Allocation Fund	Allocation Fund
2010	$—	$5,781,908	$—
2015	—	15,238,804	—
2016	—	7,346,198	—
2017	425,947	369,075	666,298
Total	$425,947	$28,735,985	$666,298

For the six months ended March 31, 2010, the Funds had capital gains (losses) which may reduce (increase) capital loss carryforwards as follows:

Delaware
Foundation	Delaware	Delaware
Growth	Foundation	Foundation
Allocation	Moderate	Conservative
Fund	Allocation Fund	Allocation Fund
$(1,033,078)	$(8,956,517)	$1,652,633

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Foundation® Equity Fund		Delaware Foundation Growth Allocation Fund		Delaware Foundation Moderate Allocation Fund		Delaware Foundation Conservative Allocation Fund
	Six Months Ended 3/31/10	8/31/09* to 9/30/09	Six Months Ended 3/31/10	Year Ended 9/30/09	Six Months Ended 3/31/10	Year Ended 9/30/09	Six Months Ended 3/31/10	Year Ended 9/30/09
Shares sold:
Class A	737	591	491,169	909,102	1,073,558	1,368,723	1,313,499	1,176,758
Class B	—	—	16,940	51,079	16,655	54,417	30,658	57,847
Class C	—	652	228,465	229,687	170,115	329,110	354,061	225,581
Class R	—	591	47,698	74,312	25,535	28,075	4,973	23,306
Institutional Class	—	115,885	395,747	1,877,653	1,310,407	4,422,953	1,042,253	1,280,399

Shares issued upon reinvestment of
dividends and distributions:
Class A	5	—	136,596	117,133	500,951	93,661	226,318	108,735
Class B	—	—	6,433	17,177	14,044	5,097	1,771	770
Class C	3	—	14,399	19,925	49,782	9,822	32,979	7,031
Class R	3	—	27,715	7,061	24,284	2,843	19,497	2,486
Institutional Class	763	—	33,432	45,649	133,731	74,333	40,851	26,180

Shares issued from merger**:
Class A	—	—	—	—	—	16,411,227	—	—
Class B	—	—	—	—	—	436,003	—	—
Class C	—	—	—	—	—	397,676	—	—
Class R	—	—	—	—	—	30,103	—	—
Institutional Class	—	—	—	—	—	24,548	—	—
	1,511	117,719	1,398,594	3,348,778	3,319,062	23,688,591	3,066,860	2,909,093

Shares repurchased:
Class A	—	—	(280,216)	(831,011)	(2,057,569)	(1,798,887)	(1,106,488)	(878,285)
Class B	—	—	(69,906)	(176,174)	(138,685)	(290,929)	(21,010)	(44,756)
Class C	(61)	—	(70,859)	(225,546)	(164,493)	(304,155)	(48,834)	(210,415)
Class R	—	—	(27,165)	(53,867)	(20,477)	(34,727)	(1,707)	(40,252)
Institutional Class	—	—	(132,434)	(546,079)	(381,199)	(765,970)	(105,363)	(397,757)
	(61)	—	(580,580)	(1,832,677)	(2,762,423)	(3,194,668)	(1,283,402)	(1,571,465)
Net increase	1,450	117,719	818,014	1,516,101	556,639	20,493,923	1,783,458	1,337,628
*	The Fund commenced operations on August 31, 2009.
**	See Note 7.

For the six months ended March 31, 2010 and the year ended September 30, 2009, the following Class B shares were converted to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

	Six Months Ended			Year Ended
	3/31/10			9/30/09
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Foundation Growth Allocation Fund	33,305	32,619	$297,558	54,578	53,587	$387,710
Delaware Foundation Moderate Allocation Fund	45,912	45,719	465,563	132,066	131,662	1,161,776
Delaware Foundation Conservative Allocation Fund	9,994	10,058	97,881	9,137	9,151	74,539

(continues)     113

Notes to financial statements

Delaware Foundation® Funds

7. Fund Merger

Effective April 17, 2009, Delaware Moderate Allocation Fund acquired all of the assets and assumed all of the liabilities of the Delaware Balanced Fund (Acquired Fund), an open-end investment company, in exchange for the shares of the Delaware Moderate Allocation Fund (Acquiring Fund) pursuant to a Plan and Agreement of Reorganization (Reorganization). The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their share in the Acquired Fund prior to the Reorganization.

The Reorganization was treated as a non-taxable event and, accordingly, the Acquiring Fund’s basis in securities acquired reflected historical cost basis as of the date of transfer. The net assets, net unrealized depreciation and accumulated net realized loss of the Acquired Fund as of the close of business on April 17, 2009, were as follows:

Net assets	$137,876,489
Accumulated net realized loss	(48,553,566)
Net unrealized depreciation	(21,628,377)

8. Line of Credit

The Funds, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participate in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Funds had no amounts outstanding as of March 31, 2010 or at any time during the period then ended.

9. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Funds’ maximum risk of loss from counterparty credit risk is the value of their currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Financial Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Funds may use futures in the normal course of pursuing their investment objectives. Each Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts — The Funds may enter into interest rate swap contracts, index swap contracts and credit default swap (CDS) contracts in the normal course of pursuing their investment objectives. The Funds may use interest rate swaps to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Funds invest in, such as the corporate bond market. The Funds may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Funds on favorable terms. The Funds may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Funds from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Funds receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, each Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, each Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Funds in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended March 31, 2010, the Funds entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At March 31, 2010, the aggregate unrealized depreciation of credit default swaps were as follows:

Delaware Foundation®	Delaware Foundation	Delaware Foundation
Growth	Moderate	Conservative
Allocation Fund	Allocation Fund	Allocation Fund
$(1,853)	$(16,150)	$(7,568)

If a credit event had occurred for all swap transactions where collateral posting was required as of March 31, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Funds would have received the following amounts less the value of the contracts’ related reference obligations:

Delaware Foundation	Delaware Foundation	Delaware Foundation
Growth	Moderate	Conservative
Allocation Fund	Allocation Fund	Allocation Fund
$198,000	$1,765,000	$773,000

As disclosed in the footnotes to the statements of net assets, at March 31, 2010, the notional value of the protection sold, which reflects the maximum potential amount the Funds would have been required to make as a seller of credit protection if a credit event had occurred were as follows:

Delaware Foundation	Delaware Foundation	Delaware Foundation
Growth	Moderate	Conservative
Allocation Fund	Allocation Fund	Allocation Fund
$10,000	$95,000	$30,000

(continues)     115

Notes to financial statements

Delaware Foundation® Funds

9. Derivatives (continued)

which reflects the maximum potential amount the Funds would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/ sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At March 31, 2010, the net unrealized appreciation of the protection sold were as follows:

Delaware Foundation	Delaware Foundation	Delaware Foundation
Growth	Moderate	Conservative
Allocation Fund	Allocation Fund	Allocation Fund
$523	$4,964	$1,568

Credit default swaps may involve greater risks than if the Funds had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Funds’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

Fair values of derivative instruments as of March 31, 2010 were as follows:

	Delaware Foundation Growth Allocation Fund
	Asset Derivatives		Liability Derivatives
	Statements of		Statements of
	Assets and Liabilities Location	Fair Value	Assets and Liabilities Location	Fair Value
Foreign exchange contracts			Payables/net assets
(Forward currency contracts)	Receivables	$ 8,541	unrealized depreciation	$(454)

Interest rate contracts (Futures)			Payables/net assets
	Receivables	—	unrealized depreciation	(2,934)*

Credit contracts (Swaps)	Receivables	523	Payables	(2,376)

Total		$ 9,064		$(5,764)

	Delaware Foundation Moderate Allocation Fund
	Asset Derivatives		Liability Derivatives
	Statements of		Statements of
	Assets and Liabilities Location	Fair Value	Assets and Liabilities Location	Fair Value
Foreign exchange contracts			Payables/net assets
(Forward currency contracts)	Receivables	$ 73,185	unrealized depreciation	$—

Interest rate contracts (Futures)			Payables/net assets
	Receivables	—	unrealized depreciation	(16,172)*

Credit contracts (Swaps)	Receivables	4,964	Payables	(21,114)

Total		$ 78,149		$(37,286)

	Delaware Foundation® Conservative Allocation Fund
	Asset Derivatives		Liability Derivatives
	Statements of		Statements of
	Assets and Liabilities Location	Fair Value	Assets and Liabilities Location	Fair Value
Foreign exchange contracts			Payables/net assets
(Forward currency contracts)	Receivables	$34,706	unrealized depreciation	$5,983

Interest rate contracts (Futures)			Payables/net assets
	Receivables	253	unrealized depreciation	—	*

Credit contracts (Swaps)	Receivables	1,568	Payables	9,136

Total		$36,527		$15,119

*	Includes cumulative depreciation of futures contracts as reported in the notes to the statements of net assets. Only current day’s variation margin is reported with the Funds’ assets and liabilities.

The effect of derivative instruments on the statements of operations for the six months ended March 31, 2010:

	Delaware Foundation Growth Allocation Fund
	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized loss on foreign currencies/
(Forward currency contracts)	net change in unrealized appreciation/
	depreciation of investments and
	foreign currencies	$(14,859)	$6,589
Interest rate contracts (Futures)	Net realized gain on futures contracts/
	net change in unrealized appreciation/
	depreciation of investments and
	foreign currencies	1,712	(1,085)
Credit contracts (Swaps)	Net realized loss on swap contracts/
	net change in unrealized appreciation/
	depreciation of investments and
	foreign currencies	(11,185)	(2,172)
Total		$(24,332)	$3,332

	Delaware Foundation Moderate Allocation Fund
	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized loss on foreign currencies/
(Forward currency contracts)	net change in unrealized appreciation/
	depreciation of investments and
	foreign currencies	$(54,044)	$59,838
Interest rate contracts (Futures)	Net realized loss on futures contracts/
	net change in unrealized appreciation/
	depreciation of investments and
	foreign currencies	(56,310)	(2,914)
Credit contracts (Swaps)	Net realized loss on swap contracts/
	net change in unrealized appreciation/
	depreciation of investments and
	foreign currencies	(101,655)	(19,185)
Total		$(212,009)	$37,739

(continues)     117

Notes to financial statements

Delaware Foundation® Funds

9. Derivatives (continued)

	Delaware Foundation Conservative Allocation Fund
	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Foreign exchange contracts (Currency)	Net realized loss on foreign currencies/
	net change in unrealized appreciation/
	depreciation of investments and
	foreign currencies	$(39,309)	$28,241
Interest rate contracts (Futures)	Net realized loss on futures contracts/
	net change in unrealized appreciation/
	depreciation of investments and
	foreign currencies	(5,777)	600
Credit contracts (Swaps)	Net realized gain on swap contracts/
	net change in unrealized appreciation/
	depreciation of investments and
	foreign currencies	(43,215)	(8,527)
Total		$(22,263)	$20,314

10. Securities Lending

The Funds, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the Collective Trust that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower. The Funds had no securities out on loan as of March 31, 2010.

11. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Each Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Rating Group and/or Ba or lower by Moody’s Investors Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds invest a significant portion of their assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Each Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

12. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

13. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Funds. On January 4, 2010, the new investment management agreement between DMC and the Funds that was approved by the shareholders became effective.

14. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)

Delaware Foundation® Funds

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Foundation Funds (the “Trust”), on behalf of each of Delaware Foundation Equity Fund, Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund (each, a “Fund” and collectively, the “Funds”), held on November 12, 2009 and reconvened on March 16, 2010, the shareholders of each Fund voted to (i) elect a Board of Trustees for the Trust; and to (ii) approve a new investment advisory agreement between the Trust, on behalf of the Funds, and Delaware Management Company. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% Of	% Of		% Of	% Of
	Shares	Outstanding	Shares	Shares	Outstanding	Shares
	Voted For	Shares	Voted	Withheld	Shares	Voted
Thomas L. Bennett	28,149,897	73.329	97.134	830,475	2.163	2.866
Patrick P. Coyne	28,165,987	73.371	97.190	814,385	2.121	2.810
John A. Fry	28,168,167	73.377	97.197	812,205	2.115	2.803
Anthony D. Knerr	28,148,081	73.324	97.128	832,290	2.168	2.872
Lucinda S. Landreth	28,157,538	73.349	97.161	822,834	2.143	2.839
Ann R. Leven	28,132,450	73.284	97.074	847,921	2.208	2.926
Thomas F. Madison	28,144,778	73.316	97.117	835,593	2.176	2.883
Janet L. Yeomans	28,163,746	73.365	97.182	816,625	2.127	2.818
J. Richard Zecher	28,134,858	73.290	97.082	845,514	2.202	2.918

2. To approve a new investment advisory agreement between the Trust, on behalf of the Funds and Delaware Management Company.

Delaware Foundation Equity Fund

Shares Voted For	117,658
Percentage of Outstanding Shares	100%
Percentage of Shares Voted	100%
Shares Voted Against	0
Percentage of Outstanding Shares	0%
Percentage of Shares Voted	0%
Shares Abstained	0
Percentage of Outstanding Shares	0%
Percentage of Shares Voted	0%
Broker Non-Votes	0

Delaware Foundation Growth Allocation Fund

Shares Voted For	3,707,189
Percentage of Outstanding Shares	60.199%
Percentage of Shares Voted	86.721%
Shares Voted Against	23,520
Percentage of Outstanding Shares	0.382%
Percentage of Shares Voted	0.550%
Shares Abstained	37,352
Percentage of Outstanding Shares	0.607%
Percentage of Shares Voted	0.874%
Broker Non-Votes	506,795
Delaware Foundation Moderate Allocation Fund

Shares Voted For	15,482,531
Percentage of Outstanding Shares	59.788%
Percentage of Shares Voted	82.182%
Shares Voted Against	340,986
Percentage of Outstanding Shares	1.316%
Percentage of Shares Voted	1.810%
Shares Abstained	649,131
Percentage of Outstanding Shares	2.507%
Percentage of Shares Voted	3.446%
Broker Non-Votes	2,366,774

Delaware Foundation Conservative Allocation Fund

Shares Voted For	4,719,459
Percentage of Outstanding Shares	75.915%
Percentage of Shares Voted	92.904%
Shares Voted Against	12,197
Percentage of Outstanding Shares	0.196%
Percentage of Shares Voted	0.240%
Shares Abstained	48,911
Percentage of Outstanding Shares	0.787%
Percentage of Shares Voted	0.963%
Broker Non-Votes	299,359

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments® Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).
In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);
(continues)     121

Other Fund information
(Unaudited)

Delaware Foundation® Funds

Board Consideration of New Investment Advisory Agreement (continued)

  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments® Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments® Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments Fund for the same class of shares in another Delaware Investments Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

Comparative Expenses. The Trustees also considered expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

Management Profitability. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

Economies of Scale. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

(continues)     123

Other Fund information
(Unaudited)

Delaware Foundation® Funds

Board Consideration of New Investment Advisory Agreement (continued)

Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments® Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements; (ii) such benefits did not impose a cost or burden on the Funds or their shareholders; and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

Board Review of Macquarie Group. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

Conclusion. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) will resign as the independent registered public accounting firm for Delaware Group® Foundation Funds (the “Fund”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending September 30, 2010. During the fiscal years ended September 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

About the organization

This semiannual report is for the information of Delaware Foundation® Funds shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Foundation Funds and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees	Affiliated officers	Contact information

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Item 2. Code of Ethics

       Not applicable.

Item 3. Audit Committee Financial Expert

       Not applicable.

Item 4. Principal Accountant Fees and Services

       Not applicable.

Item 5. Audit Committee of Listed Registrants

       Not applicable.

Item 6. Investments

       (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

       (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

       Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

       Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

       Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

       Not applicable.

Item 11. Controls and Procedures

       The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Foundation Funds

PATRICK P. COYNE
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: June 7, 2010

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: June 7, 2010

RICHARD SALUS
By: Richard Salus
Title: Chief Financial Officer
Date: June 7, 2010